             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                               NOVEMBER 24, 2004

                           REGISTRATION NO.

               (INVESTMENT COMPANY ACT REGISTRATION NO. 811-00881)

         - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              - - - - - - - - - - -

                                    FORM N-14
                                      -----

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                                      -----
                                      -----

                         PRE-EFFECTIVE AMENDMENT NO. / /
                                      -----
                                      -----


                        POST-EFFECTIVE AMENDMENT NO. / /
                                      -----

                        (CHECK APPROPRIATE BOX OR BOXES)

                        - - - - - - - - - - - - - - - - -

                            COLUMBIA FUNDS TRUST III
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621
                                  617-426-3750

                         - - - - - - - - - - - - - - - -

                          R. SCOTT HENDERSON, ESQUIRE
                        COLUMBIA MANAGEMENT GROUP, INC.
                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02110

                         - - - - - - - - - - - - - - - -
                                   COPIES TO:


                             JOHN M. LODER, ESQUIRE
                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110

                             CAMERON AVERY, ESQUIRE
                            BELL, BOYD AND LLOYD LLC
                           THREE FIRST NATIONAL PLAZA
                        70 W. MADISON STREET, SUITE 3300
                             CHICAGO, ILLINOIS 60602
                         - - - - - - - - - - - - - - - -

                      Title of Securities Being Registered:

Class A
Class B
Class C
Class Z

Approximate Date of Proposed Offering:
As soon as practicable after this Registration Statement becomes or is declared effective.

It is proposed that this filing will become effective on December 24, 2004 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such rule, no filing fee is being paid at this time.

This Registration Statement relates solely to the Registrant's Columbia Quality Plus Bond Fund series.

                        COLUMBIA CONTRARIAN INCOME FUND
                          COLUMBIA CORPORATE BOND FUND

                             ONE FINANCIAL CENTER,
                        BOSTON, MASSACHUSETTS 02111-2621

Dear Investor:

I am writing to ask for your vote on the proposed acquisition of the Columbia Contrarian Income Fund and Columbia Corporate Bond Fund by the Columbia Quality Plus Bond Fund. At a special joint meeting of shareholders of each fund on February 16, 2005, you will be asked to vote on your fund's acquisition. Your fund's merger will not be contingent upon the consummation of the other merger.

The proposed acquisition of your fund is one of several acquisitions recommended by Columbia Management Group, Inc. ("Columbia"), the parent company of the investment advisor to the Columbia funds. Columbia's overall goal in proposing these fund mergers is two-fold. First, by merging funds with generally similar investment strategies, Columbia can create larger, more efficient investment portfolios. Second, by streamlining its product offering, Columbia can more effectively concentrate its investment management and distribution resources on a more focused group of portfolios. Columbia recommended the acquisition of your fund to enable shareholders to invest in a larger, more efficient investment portfolio while continuing to access a similar investment strategy.

Should your fund's merger be approved and other conditions to the acquisition satisfied, your current fund investment will be exchanged, without immediate tax consequences, for an equal investment (that is, dollar value) in Columbia Quality Plus Bond Fund. Shareholders of Columbia Contrarian Income Fund and Columbia Corporate Bond Fund will receive shares of the Columbia Quality Plus Bond Fund of the same class as the shares they currently own. More information on the specific details and reasons for your fund's acquisition is contained in the enclosed combined Prospectus/Proxy Statement. Please read it carefully.

THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE ACQUISITION OF YOUR FUND BY THE COLUMBIA QUALITY PLUS BOND FUND.

YOUR VOTE IS IMPORTANT. YOU CAN VOTE BY COMPLETING THE ENCLOSED PROXY CARD. A SELF-ADDRESSED POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Christopher L. Wilson
President

December   , 2004
[Job Code]

               NOTICE OF A SPECIAL JOINT MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 16, 2005

                            COLUMBIA FUNDS TRUST III
                        COLUMBIA CONTRARIAN INCOME FUND
                          COLUMBIA CORPORATE BOND FUND

                                 1-800-426-3750

To the shareholders of Columbia Contrarian Income Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Columbia Contrarian Income Fund the ("Contrarian Income Fund") will be held at 2:00 p.m. Eastern Time on Wednesday, February 16, 2005, at the offices of the Contrarian Income Fund, One Financial Center, Boston, Massachusetts 02111, for the following purpose:

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Contrarian Income Fund to, and the assumption of all of the liabilities of the Contrarian Income Fund by, Columbia Quality Plus Bond Fund the ("Quality Plus Bond Fund"), in exchange for shares of the Quality Plus Bond Fund, and (ii) the distribution of such shares to the shareholders of the Contrarian Income Fund in complete liquidation of the Contrarian Income Fund.

2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

To the shareholders of Columbia Corporate Bond Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Columbia Corporate Bond Fund (the "Corporate Bond Fund") will be held at 2:00 p.m. Eastern Time on Wednesday, February 16, 2005, at the offices of the Corporate Bond Fund, One Financial Center, Boston, Massachusetts 02111, for the following purpose:

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Corporate Bond Fund to, and the assumption of all of the liabilities of the Corporate Bond Fund by, the Quality Plus Bond Fund, in exchange for shares of the Quality Plus Bond Fund, and (ii) the distribution of such shares to the shareholders of the Corporate Bond Fund in complete liquidation of the Corporate Bond Fund.

2. To consider and act upon such other matters that properly come before the meeting or any adjourned session of the meeting.

Shareholders of record of each of the Contrarian Income Fund and the Corporate Bond Fund at the close of business on December 1, 2004, are entitled to notice of and to vote at the meeting and any adjourned session.

By Order of the Board of Trustees,

David Rozenson,
Secretary

December   , 2004

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. PLEASE SEE THE ENCLOSED PROSPECTUS/PROXY STATEMENT AND OTHER MATERIALS FOR INSTRUCTIONS ON HOW TO VOTE EASILY AND QUICKLY.

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               DECEMBER   , 2004

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                        COLUMBIA CONTRARIAN INCOME FUND

                          C/O COLUMBIA FUNDS TRUST III
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621
                                 1-800-426-3750

                                      AND

                          COLUMBIA CORPORATE BOND FUND

                          C/O COLUMBIA FUNDS TRUST III
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF

                        COLUMBIA QUALITY PLUS BOND FUND

                          C/O COLUMBIA FUNDS TRUST III
                              ONE FINANCIAL CENTER
                        BOSTON, MASSACHUSETTS 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.......................................    5
Proposal 1 -- Acquisition of Columbia Contrarian Income Fund
  by Columbia Quality Plus Bond Fund........................   17
  The Proposal..............................................   17
  Principal Investment Risks................................   17
  Information about the Acquisition.........................   18
Proposal 2 -- Acquisition of Columbia Corporate Bond Fund by
  Columbia Quality Plus Bond Fund...........................   25
  The Proposal..............................................   25
  Principal Investment Risks................................   25
  Information about the Acquisition.........................   26
GENERAL.....................................................   34
  Voting Information........................................   34
Appendix A -- Agreement and Plan of Reorganization Relating
              to the Acquisition of the Columbia Contrarian
              Income Fund...................................  A-1
Appendix B -- Agreement and Plan of Reorganization Relating
              to the Acquisition of the Columbia Corporate
              Bond Fund.....................................  B-1
Appendix C -- Capitalization................................  C-1
Appendix D -- Principal Investment Risks....................  D-1

Appendix E -- Information Applicable to Class A, Class B,
              Class C and Class Z Shares of Columbia Quality
              Plus Bond Fund................................  E-1
Appendix F -- Financial Highlights for Columbia Quality Plus
              Bond Fund.....................................  F-1
Appendix G -- Fund Information..............................  G-1

This combined Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") contains information you should know before voting on the Agreement and Plan of
Reorganization dated           , 2004, among Columbia Funds Trust III (the
"Trust"), on behalf of Columbia Contrarian Income Fund (the "Contrarian Income Fund") and Columbia Quality Plus Bond Fund (the "Quality Plus Bond Fund"), and Columbia Management Group, Inc. ("Columbia") (the "Contrarian Income Fund Agreement and Plan of Reorganization") relating to the proposed acquisition of the Contrarian Income Fund by the Quality Plus Bond Fund or the Agreement and
Plan of Reorganization dated           , 2004, among the Trust, on behalf of
Columbia Corporate Bond Fund (the "Corporate Bond Fund," and together with the Contrarian Income Fund, each an "Acquired Fund" and together, the "Acquired Funds") and Quality Plus Bond Fund (collectively with the Acquired Funds, each a "Fund" and together, the "Funds"), and Columbia (together with the Contrarian Income Fund Agreement and Plan of Reorganization, each an "Agreement and Plan of Reorganization") at a Special Meeting of Shareholders of each Acquired Fund (each a "Meeting"), which will be held at 2:00 p.m. Eastern Time on February 16, 2005, at the offices of the Funds, One Financial Center, Boston, Massachusetts 02111. The transactions contemplated by the Agreements and Plans of Reorganization are each referred to as an "Acquisition," and together, the "Acquisitions." The Funds are each registered open-end management investment companies. Please read this Prospectus/Proxy Statement and keep it for future reference.

Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Contrarian Income Fund by the Quality Plus Bond Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Corporate Bond Fund by the Quality Plus Bond Fund. If the Acquisition of your Acquired Fund occurs, you will become a shareholder of the Quality Plus Bond Fund. The Quality Plus Bond Fund seeks a high level of current income consistent with prudent risk of capital. If the Agreement and Plan of Reorganization relating to your Acquired Fund is approved by the shareholders of your Acquired Fund and the related Acquisition occurs, your Acquired Fund will transfer all of its assets and liabilities to the Quality Plus Bond Fund in exchange for shares of the Quality Plus Bond Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by your Acquired Fund will be distributed pro rata to such Acquired Fund's shareholders of the corresponding class.

If you are a shareholder of the Contrarian Income Fund, you are being asked to vote on Proposal 1 in this Prospectus/Proxy Statement. Please review this Proposal carefully.

If you are a shareholder of the Corporate Bond Fund, you are being asked to vote on Proposal 2 in this Prospectus/Proxy Statement. Please review this Proposal carefully.

The following document has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in this Prospectus/Proxy Statement by reference:

     - The Statement of Additional Information of the Quality Plus Bond Fund
       dated           , 2004, relating to this Prospectus/Proxy Statement.

For the Contrarian Income Fund shareholders only, the following documents have also been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Contrarian Income Fund dated August 1, 2004, as supplemented through November 2004.

     - The Report of Independent Registered Public Accounting Firms and the financial statements included in the Annual Report to Shareholders of the Contrarian Income Fund dated March 31, 2004.

For the Corporate Bond Fund shareholders only, the following documents have also been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Corporate Bond Fund dated September 1, 2004, as supplemented through November 2004.

     - The Report of Independent Registered Public Accounting Firms and the financial statements included in the Annual Report to Shareholders of the Corporate Bond Fund dated April 30, 2004.

Each Acquired Fund has previously sent its Annual Report to its shareholders. For a free copy of this report or any of the other documents listed above, you may call 1-800-426-3750, or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. Text-only versions of each Fund's documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102 or the regional offices of the SEC located at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at its Washington, DC address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1. WHAT IS BEING PROPOSED?

The Trustees of Columbia Funds Trust III (the "Trust") are recommending in Proposal 1 that the Quality Plus Bond Fund acquire the Contrarian Income Fund. The Trustees of the Trust are recommending in Proposal 2 that the Quality Plus Bond Fund acquire the Corporate Bond Fund. This means that the Quality Plus Bond Fund would acquire all of the assets and liabilities of the Columbia Contrarian Income Fund and the Columbia Corporate Bond Fund in exchange for shares of the Quality Plus Bond Fund. If the Acquisitions, or mergers, are approved and consummated, shareholders of each Acquired Fund will receive shares of the Quality Plus Bond Fund with an aggregate net asset value equal to the aggregate net asset value of their Acquired Fund shares as of the business day before the closing of the Acquisition. The Acquisitions are currently scheduled to take place on or around February 25, 2005, or on such other date as the parties may agree.

Please note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will take place as described, subject to the terms of the Agreement and Plan of Reorganization, even if the shareholders of the other Acquired Fund have not approved their Fund's Acquisition.

2. WHY ARE THE ACQUISITIONS BEING PROPOSED?

The Trustees of the Trust recommend approval of the Acquisitions because they offer shareholders of the Acquired Funds the opportunity to invest in a larger fund (allowing the potential for more efficient operation by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Acquired Funds. In reviewing the Acquisitions, the Trustees also considered that, based on estimated expense ratios as of September 30, 2004, shareholders of the Acquired Funds are expected to experience a decrease in expenses.

Please review "Reasons for the Acquisition" in the Proposal sections of this Prospectus/Proxy Statement for more information regarding the factors considered by the Trustees.

Shareholders of each Acquired Fund should note that, although the investment goals and strategies of the Quality Plus Bond Fund are generally similar to those of the Acquired Funds, there are differences in the investment style of each Acquired Fund as compared to the Quality Plus Bond Fund. [For example, the Contrarian Income Fund's investment strategy places a greater emphasis on [Columbia's] assessment of the intrinsic value of a security and the relationship between the intrinsic value and the security's market price. The Corporate Bond Fund focuses its investments in investment grade bonds of U.S. and foreign corporations. While each Fund invests primarily in investment grade debt obligations, the Quality Plus Bond Fund invests most of its net assets in higher quality debt securities that have been assigned one of the top two ratings by one of the major rating agencies.] Question 4 below provides more information comparing the investment goals, strategies and policies of the Funds.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

The following tables allow you to compare the sales charges, management fees and expenses of each Fund and estimated expenses for the combined fund in its first year following the Acquisitions. The shareholder fees presented below for the Acquiring Fund apply both before and after giving effect to the Acquisitions. Sales charges, if applicable, are paid directly by shareholders to Columbia Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are paid by the Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the table below represent expenses for each Fund's most recent fiscal year (ended April 30, 2004 for the Quality Plus Bond Fund and Corporate Bond Fund, and March 31, 2004 for the Contrarian Income Fund) and those projected for the combined fund, assuming both mergers are completed.

In addition, following the presentation of that information, Annual Fund Operating Expenses and Example Expenses are presented on a pro forma combined basis for each scenario in which the Quality Plus Bond Fund acquires one but not both of the Acquired Funds.

Shareholders of each Acquired Fund will not pay additional sales charges as a result of the Acquisition, although contingent deferred sales charges ("CDSCs") will continue to apply.

Based on the expense ratios shown below, annual fund generating expenses of each class of shares of the Quality Plus Bond Fund are expected to be equal to or lower than the annual fund generating expenses of the corresponding class of shares of each Acquired Fund.

SHAREHOLDER FEES
(paid directly from your investment)

                           CONTRARIAN INCOME FUND(1)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
  percentage of the offering price)                  4.75      0.00      0.00      0.00
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the lesser
  of purchase price or redemption price)             1.00(2)   5.00      1.00      0.00
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                           (3)       (3)       (3)       (3)

                             CORPORATE BOND FUND(1)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
  percentage of the offering price)                  4.75      0.00      0.00      0.00
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the lesser
  of purchase price or redemption price)             1.00(2)   5.00      1.00      0.00
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                           (3)       (3)       (3)       (3)

                           QUALITY PLUS BOND FUND(1)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Maximum sales charge (load) on purchases (%) (as a
  percentage of the offering price)                  4.75      0.00      0.00      0.00
-----------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the lesser
  of purchase price or redemption price)             1.00(2)   5.00      1.00      0.00
-----------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                           (3)       (3)       (3)       (3)

                           QUALITY PLUS BOND FUND(1)
                              (pro forma combined)

                                                 CLASS A   CLASS B   CLASS C   CLASS Z
Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)         4.75      0.00      0.00      0.00
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the
  lesser of purchase price or redemption price)   1.00(2)   5.00      1.00      0.00
--------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
  redeemed, if applicable)                        (3)       (3)       (3)       (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                             CONTRARIAN INCOME FUND

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(1) (%)                                0.60      0.60      0.60      0.60
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00      0.00
-----------------------------------------------------------------------------------------
Other expenses(1) (%)                                0.64      0.64      0.64      0.64
-----------------------------------------------------------------------------------------
Total annual fund operating expenses(1) (%)          1.49      2.24      2.24      1.24

                              CORPORATE BOND FUND

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(2)(3) (%)                             0.62      0.62      0.62      0.62
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00(4)   0.00
-----------------------------------------------------------------------------------------
Other expenses(3) (%)                                0.18      0.18      0.18      0.18
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)             1.05      1.80      1.80(4)   0.80

                             QUALITY PLUS BOND FUND

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(3)(5) (%)                             0.60      0.60      0.60      0.60
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00(4)   0.00
-----------------------------------------------------------------------------------------
Other expenses(3) (%)                                0.13      0.13      0.13      0.13
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)             0.98      1.73      1.73(4)   0.73

                             QUALITY PLUS BOND FUND
                              (pro forma combined)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(3)(6) (%)                             0.58      0.58      0.58      0.58
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00(4)   0.00
-----------------------------------------------------------------------------------------
Other expenses(3) (%)                                0.14      0.14      0.14      0.14
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)             0.97      1.72      1.72(4)   0.72

 (1) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.55%. If this waiver were reflected in the table, the management fee for each share class would be 0.00%, other expenses for each share class would be 0.55% and total annual fund operating expenses for Class A, B, C and Z shares would be 0.80%, 1.55%, 1.55% and 0.55%, respectively. This arrangement may be modified or terminated by the advisor at any time.

 (2) Includes a management fee of 0.55% and an administration fee of 0.07%.

 (3) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.

 (4) The Funds' distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares of the Corporate Bond Fund and the Quality Plus Bond Fund. If this waiver were reflected in the tables, the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.65% for the Corporate Bond Fund, 1.58% for the Quality Plus Bond Fund and 1.57% for the Quality Plus Bond Fund (pro forma combined). This arrangement may be modified or terminated by the distributor at any time.

 (5) Includes a management fee of 0.53% and an administration fee of 0.07%.

 (6) Includes a management fee of 0.51% and an administration fee of 0.07%.

The number of Acquisitions that occur will affect the total Annual Fund Operating Expenses of the Quality Plus Bond Fund on a pro forma combined basis after the Acquisitions. The tables below present the pro forma combined Total Annual Fund Operating Expenses assuming in each case that only one, but not both, of the Acquisitions is consummated.

If only the Acquisition of the Contrarian Income Fund were to occur, the total Annual Fund Operating Expenses of the Quality Plus Bond Fund on a pro forma combined basis would be as follows:

                             QUALITY PLUS BOND FUND
                              (PRO FORMA COMBINED)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(1)(2) (%)                             0.60      0.60      0.60      0.60
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00(3)   0.00
-----------------------------------------------------------------------------------------
Other expenses(1) (%)                                0.14      0.14      0.14      0.14
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)             0.99      1.74      1.74(3)   0.74

 (1) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.

 (2) Includes a management fee of 0.53% and an administration fee of 0.07%.

 (3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.59%. This arrangement may be modified or terminated by the distributor at any time.

If only the Acquisition of the Corporate Bond Fund were to occur, the total Annual Fund Operating Expenses of the Quality Plus Bond Fund on a pro forma combined basis would be as follows:

                             QUALITY PLUS BOND FUND
                              (PRO FORMA COMBINED)

                                                    CLASS A   CLASS B   CLASS C   CLASS Z
Management fee(1)(2) (%)                             0.59      0.59      0.59      0.59
-----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25      1.00      1.00(3)   0.00
-----------------------------------------------------------------------------------------
Other expenses(1) (%)                                0.12      0.12      0.12      0.12
-----------------------------------------------------------------------------------------
Total annual fund operating expenses (%)             0.96      1.71      1.71(3)   0.71

 (1) Management fee and other expenses have been restated to reflect contractual changes to the management fee and transfer agency fees for the Fund effective November 1, 2003.

 (2) Includes a management fee of 0.52% and an administration fee of 0.07%.

 (3) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.85% and total annual fund operating expenses for Class C shares would be 1.56%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in each Fund currently with the cost of investing in the combined fund on a pro forma combined basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Reinvestment of all dividends and distributions

                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
CONTRARIAN INCOME FUND
Class A                                          $619       $  924       $1,250        $2,170
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $227       $  700       $1,200        $2,386
          sold all your shares at end of
          period                                 $727       $1,000       $1,400        $2,386
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $227       $  700       $1,200        $2,575
          sold all your shares at end of
          period                                 $327       $  700       $1,200        $2,575
----------------------------------------------------------------------------------------------
Class Z                                          $126       $  393       $  681        $1,500

CORPORATE BOND FUND
Class A                                          $577       $  793       $1,027        $1,697
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $183       $  566       $  975        $1,919
          sold all your shares at end of
          period                                 $683       $  866       $1,175        $1,919
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $183       $  566       $  975        $2,116
          sold all your shares at end of
          period                                 $283       $  566       $  975        $2,116
----------------------------------------------------------------------------------------------
Class Z                                          $ 82       $  255       $  444        $  990

QUALITY PLUS BOND FUND
Class A                                          $570       $  772       $  991        $1,619
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $176       $  545       $  939        $1,842
          sold all your shares at end of
          period                                 $676       $  845       $1,139        $1,842
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $176       $  545       $  939        $2,041
          sold all your shares at end of
          period                                 $276       $  545       $  939        $2,041
----------------------------------------------------------------------------------------------
Class Z                                          $ 75       $  233       $  406        $  906

                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
QUALITY PLUS BOND FUND
(pro forma combined) (both Acquisitions)
Class A                                          $569       $  769       $  986        $1,608
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $175       $  542       $  933        $1,831
          sold all your shares at end of
          period                                 $675       $  842       $1,133        $1,831
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $175       $  542       $  933        $2,030
          sold all your shares at end of
          period                                 $275       $  542       $  933        $2,030
----------------------------------------------------------------------------------------------
Class Z                                          $ 74       $  230       $  401        $  894

The pro forma combined Example Expenses detailed above assume that both Acquisitions occur. The tables below present the pro forma combined Example Expenses assuming in each case that only one of the Acquired Funds approved the Acquisition.

If only the Acquisition of the Contrarian Income Fund were to occur, the Example Expenses of the Quality Plus Bond Fund on a pro forma combined basis would be as follows:

QUALITY PLUS BOND FUND
(pro forma combined)

Class A                                          $571        $775        $  996        $1,630
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $177        $548        $  944        $1,853
          sold all your shares at end of
          period                                 $677        $848        $1,144        $1,853
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $177        $548        $  944        $2,052
          sold all your shares at end of
          period                                 $277        $548        $  944        $2,052
----------------------------------------------------------------------------------------------
Class Z                                          $ 76        $237        $  411        $  918

If only the Acquisition of the Corporate Bond Fund were to occur, the Example Expenses of the Quality Plus Bond Fund on a pro forma combined basis would be as follows:

QUALITY PLUS BOND FUND
(pro forma combined)

Class A                                          $568        $766        $  981        $1,597
----------------------------------------------------------------------------------------------
Class B:  did not sell your shares               $174        $539        $  928        $1,821
          sold all your shares at end of
          period                                 $674        $839        $1,128        $1,821
----------------------------------------------------------------------------------------------
Class C:  did not sell your shares               $174        $539        $  928        $2,019
          sold all your shares at end of
          period                                 $274        $539        $  928        $2,019
----------------------------------------------------------------------------------------------
Class Z                                          $ 73        $227        $  395        $  883

The projected post-Acquisition pro forma Annual Fund Operating Expenses and Example Expenses presented above are based upon numerous material assumptions, including that (1) the current contractual agreements will remain in place and
(2) certain fixed costs involved in operating the

Acquired Funds are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which are beyond the control of the Quality Plus Bond Fund or Columbia.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS COMPARE?

This table shows the investment goal and principal investment strategies of each
Fund:

CONTRARIAN INCOME FUND       CORPORATE BOND FUND          QUALITY PLUS BOND FUND
INVESTMENT GOAL: The         INVESTMENT GOAL: The         INVESTMENT GOAL: The
Contrarian Income Fund       Corporate Bond Fund seeks    Quality Plus Bond Fund
seeks the highest level      a high level of current      seeks a high level of
of current income that is    income.                      current income consistent
consistent with                                           with prudent risk of
preservation of capital.                                  capital.
-----------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         PRINCIPAL INVESTMENT         PRINCIPAL INVESTMENT
STRATEGIES: The              STRATEGIES: The Corporate    STRATEGIES: The Quality
Contrarian Income Fund       Bond Fund seeks to           Plus Bond Fund seeks to
seeks to achieve its goal    achieve its goal as          achieve its goal as
as follows:                  follows:                     follows:
- Under normal market        - Under normal               - The Fund invests
  conditions, the Fund         circumstances, the Fund      primarily in
  invests at least 65% of      invests at least 80% of      obligations issued or
  its total assets in a        its net assets (plus         guaranteed by the U.S.
  combination of (i) U.S.      any borrowings for           Government, its
  government debt              investment purposes) in      agencies and
  securities (such as          corporate debt               instrumentalities, as
  U.S. Treasury bonds and      obligations. These           well as in U.S. and
  mortgage-backed              include obligations          foreign corporate debt
  securities), (ii)            that are issued by U.S.      obligations, such as
  "investment grade"           and foreign business         notes and bonds. The
  corporate bonds ranked       corporations and             Fund also invests in
  in the four highest          obligations issued by        asset-backed and
  grades by Moody's            agencies,                    mortgage-backed
  Investors Service, Inc.      instrumentalities or         securities and in money
  ("Moody's") or Standard      authorities that are         market instruments,
  & Poor's ("S&P"), and        organized as                 such as commercial
  (iii) cash and cash          corporations by the          paper and obligations
  equivalents.                 United States, by            of U.S. and foreign
                               states or political          banks.
- In managing the Fund,        subdivisions of the
  the Fund's investment        United States, or by       - Substantially all of
  advisor follows a            foreign governments or       the Fund's investments
  contrarian approach in       political subdivisions.      (under normal
  selecting securities         The Fund also invests        circumstances, at least
  for the Fund's               in obligations issued        80% of the Fund's net
  portfolio. The               or guaranteed by U.S.        assets plus any
  contrarian approach          or foreign governments,      borrowings for
  puts primary emphasis        their agencies or            investment purposes)
  on the reasons for the       instrumentalities,           will be debt
  decline in a security's      asset-backed and             obligations of
  price, the analysis of       mortgage-backed              investment grade
  the                          securities and money         quality, meaning that
                               market instruments,          they will have once of
                               such as commercial           the top four ratings
                               paper and                    assigned by S&P or
                                                            Moody's.

CONTRARIAN INCOME FUND          CORPORATE BOND FUND        QUALITY PLUS BOND FUND
PRINCIPAL INVESTMENT           PRINCIPAL INVESTMENT         PRINCIPAL INVESTMENT
STRATEGIES CONTINUED           STRATEGIES CONTINUED         STRATEGIES CONTINUED
  issuer's business plan       obligations of U.S. and      The Fund expects that,
  and the relationship         foreign banks.               under normal
  between the market                                        circumstances, at least
  price of a security and    - Nearly all Fund              50% of the Fund's net
  its estimated intrinsic      investments will be of       assets (plus any
  value as a share of an       investment grade             borrowings for
  ongoing business.            quality, meaning that        investment purposes)
                               they will have one of        will be invested in
- The advisor is not           the top four ratings         high quality debt
  subject to any               assigned by S&P or           obligations that have
  limitations on the           Moody's or unrated           one of the top two
  average maturity of the      securities determined        ratings assigned by S&P
  Fund's holdings. The         by the advisor to be of      or Moody's or unrated
  advisor may adjust the       comparable quality.          securities determined
  maturity from time to                                     by the advisor to be of
  time in response to        - The Fund's average           comparable quality. The
  changes in interest          weighted maturity will       Fund will sell promptly
  rates.                       be between three and         any debt securities
                               ten years under normal       that are not rated
                               circumstances.               investment grade by
                                                            either S&P or Moody's
                                                            (or unrated but
                                                            determined by the
                                                            advisor to be of
                                                            comparable quality) to
                                                            the extent such
                                                            securities exceed 5% of
                                                            the Fund's net assets.
                                                          - The advisor is not
                                                            subject to any
                                                            limitations on the
                                                            average maturity of the
                                                            Fund's holdings. The
                                                            advisor may adjust the
                                                            maturity from time to
                                                            time in response to
                                                            changes in interest
                                                            rates.

The following highlights the differences in certain investment strategies that the Funds use to achieve their investment goals:

- The Quality Plus Bond Fund may invest up to 35% of its total assets in foreign securities and the Corporate Bond Fund may invest up to 20% of its net assets in foreign securities, while the Contrarian Income Fund is not subject to a corresponding limitation.

- The Quality Plus Bond Fund and Corporate Bond Fund may not purchase or sell real estate, except that each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate. The Contrarian

  Income Fund is subject to a similar investment restriction, and its purchases of securities of such issuers may not exceed 5% of total assets.

- The Quality Plus Bond Fund and the Corporate Bond Fund have a fundamental investment restriction under which they may not purchase or sell commodities or commodity contracts except that they may, to the extent consistent with their investment objectives and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options. The Contrarian Income Fund may also enter into futures and options on futures and forward contracts, but it has no similar fundamental investment restriction precluding it from purchasing commodities or commodity contracts.

- As a non-fundamental investment policy, the Quality Plus Bond Fund and the Corporate Bond Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that they may, to the extent consistent with their investment objectives and policies, write covered call options and purchase and sell other options. The Contrarian Income Fund is not subject to such an investment restriction.

Except as noted above, the Funds are subject to similar investment policies. For a complete list of each Fund's investment policies and restrictions, see each Fund's Statement of Additional Information.

5. WHAT CLASS OF QUALITY PLUS BOND FUND SHARES WILL YOU RECEIVE IF THE ACQUISITION RELATING TO YOUR ACQUIRED FUND OCCURS?

Shareholders of each Acquired Fund will receive the same class of shares of the Quality Plus Bond Fund as the shares they currently own.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

Each Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor your Acquired Fund is expected to recognize a gain or loss as a direct result of the Acquisitions. However, since the Acquisitions will end the tax years of the Acquired Funds, they may accelerate distributions from your Acquired Fund to you as a shareholder. Specifically, each Acquired Fund will recognize any net investment company taxable income and any net realized capital gains (after reduction by any available capital loss carryforwards) or losses in the short tax year ending on the date of the Acquisitions, and will declare and pay a distribution of such income and such gains to its shareholders on or before that date.

The cost basis and holding period of your Contrarian Income Fund or Corporate Bond Fund shares are expected to carry over to your new shares in the Quality Plus Bond Fund.

Certain other tax consequences are discussed below under "Federal Income Tax Consequences."

7. WHO BEARS THE EXPENSES ASSOCIATED WITH THE ACQUISITIONS?

The Funds' advisor, Columbia Management Advisors, Inc. ("Columbia Management"), and each Fund will bear a portion of the out of pocket expenses associated with the Acquisitions, including, but not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this Prospectus/Proxy Statement, and any filings with the SEC and other governmental authorities in connection with the Acquisitions; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Acquisitions; (3) the legal fees and expenses incurred by the Funds in connection with the Acquisitions; and (4) the Trustee's fees and out of pocket expenses incurred as a result of the Acquisitions. Should any Fund's shareholders not approve the Acquisition, Columbia Management will bear all costs associated with the Acquisition.

8. WHO IS ELIGIBLE TO VOTE?

Shareholders of record on December 1, 2004 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. On each proposal, all shareholders of an Acquired Fund, regardless of the class of shares held, will vote together as a single class. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Acquisition. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 -- ACQUISITION OF COLUMBIA CONTRARIAN INCOME FUND BY COLUMBIA QUALITY
              PLUS BOND FUND

THE PROPOSAL

Shareholders of the Contrarian Income Fund are being asked to approve the Agreement and Plan of Reorganization. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the Acquisition of the Contrarian Income Fund by the Quality Plus Bond Fund.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Quality Plus Bond Fund, and how do they compare with those of the Contrarian Income Fund?

The principal risks associated with each Fund are generally similar because the Funds have generally similar investment goals and strategies. Both Funds are subject to management risk, interest rate risk, issuer risk and prepayment risk. In addition, the Quality Plus Bond Fund is subject to the risks associated with investing in foreign securities to a greater extent than the Contrarian Income Fund. To the extent that the Quality Plus Bond Fund invests in options, futures or other derivatives, it is subject to the risks associated with derivative securities. For more information about the principal investment risks and other investment risks of the Quality Plus Bond Fund, please see Appendix D. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

Shareholders of the Contrarian Income Fund should note that, although the investment goal and strategies of the Quality Plus Bond Fund are generally similar to those of the Contrarian Income Fund, there will be some difference in the investment style of the combined fund. The Contrarian Income Fund seeks the highest level of current income that is consistent with preservation of capital, whereas the Quality Plus Bond Fund seeks a high level of current income consistent with prudent risk of capital. Please see the answer to question 4 above under "Questions and Answers" for more information comparing the investment goals, strategies and policies of the Funds.

INFORMATION ABOUT THE ACQUISITION

  Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Contrarian Income Fund, the Acquisition is expected to occur on or around February 25, 2005, or on such other date as the parties may agree, under the Agreement and Plan of Reorganization. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. Please review Appendix A for more information regarding the Agreement and Plan of Reorganization.

- The Contrarian Income Fund will transfer all of its assets and liabilities to the Quality Plus Bond Fund in exchange for shares of the Quality Plus Bond Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

- The Acquisition will close on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on February 25, 2005, or such other date and time as the parties may determine) when the net assets of each Fund are valued for purposes of the Acquisition.

- The Class A, Class B, Class C and Class Z shares of the Quality Plus Bond Fund received by the Contrarian Income Fund will be distributed to the Class A, Class B, Class C and Class Z shareholders of the Contrarian Income Fund, respectively, pro rata in accordance with their percentage ownership of the Contrarian Income Fund in full liquidation of the Contrarian Income Fund.

- After the Acquisition, the Contrarian Income Fund will be terminated, and its affairs will be wound up in an orderly fashion.

- The Acquisition requires approval by the Contrarian Income Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of the Trust.

Shareholders who object to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable sales charge. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.

  Shares You Will Receive

If the Acquisition occurs, shareholders of the Contrarian Income Fund will receive shares in the Quality Plus Bond Fund of the same class as the shares they currently own in the Contrarian Income Fund. In comparison to your Contrarian Income Fund shares, shares of the Quality Plus Bond Fund issued in connection with the Acquisition will have the following characteristics:

- They will have an aggregate net asset value equal to the aggregate net asset value of your Contrarian Income Fund shares as of the business day before the closing of the Acquisition.

- They will bear the same sales charges, redemption fees, and CDSCs, if any, as your current shares to the extent such charges and fees apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the new shares will continue to age from the date you purchased your Contrarian Income Fund shares.

- The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

- Shareholders will have the same voting rights and exchange options as they currently have, but as shareholders of the Quality Plus Bond Fund.

Information concerning the capitalization of each of the Funds is provided in Appendix C.

  Reasons for the Acquisition

The Trustees of the Trust, including all Trustees who are not "interested persons" of the Trust, Columbia Management or its affiliates, have determined that the Acquisition would be in the best interests of the Contrarian Income Fund's shareholders and that the interests of existing shareholders in the Contrarian Income Fund would not be diluted as a result of the Acquisition. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Acquisition and recommended that Fund shareholders vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization.

In proposing the Acquisition, Columbia presented to the Trustees, at a meeting held on October 13, 2004, the following reason for the Contrarian Income Fund to enter into the Acquisition:

- The Acquisition offers shareholders of the Contrarian Income Fund an investment in a larger fund with an investment goal and strategies generally similar to those of the Contrarian Income Fund.

At the meeting, the Trustees (with the advice and assistance of independent counsel) considered, among other things:

1. the Acquisition as part of a continuing initiative to streamline and improve the offerings of the Columbia funds family;

2. various potential shareholder benefits of the Acquisition;

3. the current asset levels of Contrarian Income Fund and the combined pro forma asset levels of Quality Plus Bond Fund (assuming both Acquisitions occur);

4. the historical performance results of the Funds;

5. the investment objectives and principal investment strategies of Contrarian Income Fund and the investment objectives and principal investment strategies of the Quality Plus Bond Fund;

6. the Quality Plus Bond Fund is expected to have a lower investment advisory fee and, accordingly, lower total operating expense ratios than Contrarian Income Fund;

7. the historical and pro forma tax attributes of the Funds and the effect of the Acquisition on certain tax losses of the Funds (see "Federal Income Tax Consequences" below);

8. that the Funds would bear part of the expenses associated with the Acquisition; and

9. the potential benefits of the acquisition to Columbia Management and its affiliates.

Columbia Management believes that the Acquisition will present an opportunity for achieving long-term viability. If approved, the Acquisitions will combine Contrarian Income Fund's assets with those of Quality Plus Bond Fund, resulting in a significantly larger combined portfolio with the potential for more efficient operation by spreading relatively fixed costs over a larger asset base. Larger mutual funds may have more buying power (for example, they may have greater opportunity to purchase round lots of securities) and may be in a better position to diversify their portfolios.

Contrarian Income Fund has experienced a low level of investment for the last three years. If this trend should continue, Contrarian Income Fund's continued viability eventually may be at risk. The Acquisition would allow Contrarian Income Fund shareholders the opportunity to be invested in a combined fund that offers the benefits that come with larger asset size.

The Acquisition is intended to permit Contrarian Income Fund's shareholders to exchange their investment for an investment in Quality Plus Bond Funds without recognizing gain or loss for federal income tax purposes. By contrast, if a Contrarian Income Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would likely be a taxable event for the shareholder. After the Acquisition, shareholders may redeem any or all of their Quality Plus Bond Fund shares at net asset value (subject to any applicable
CDSC) at any time, at which point they would recognize a taxable gain or loss.

Furthermore, the Trustees considered the relative Fund performance results set forth below under "Performance Information."

  Performance Information

The charts below show the percentage gain or loss in each calendar year for the ten-year period ended December 31, 2003, for Class A shares of the Contrarian Income Fund and Class A shares of the Quality Plus Bond Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Quality Plus Bond Fund will achieve any particular level of performance after the Acquisition.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

CALENDAR YEAR TOTAL RETURNS


               CONTRARIAN INCOME FUND (CLASS A)

                                  (BAR CHART)

            -3.60%  16.98%  1.99%   11.58%  9.75%   -0.68%  11.42%  1.07%   9.45%   3.21%
             1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

  Class A's year-to-date total return through   For period shown in bar chart:
  September 30, 2004, was 2.37%.                Best quarter: 4th quarter 1995, +5.48%
                                                Worst quarter: 1st quarter 1996, -2.73%


             QUALITY PLUS BOND FUND (CLASS A)(1)

                                  (BAR CHART)

            -6.51%  21.20%  1.37%   9.11%   9.24%   -4.11%  12.57%  7.30%   10.28%  3.33%
             1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

  Class A's year-to-date total return through   For period shown in bar chart:
  September 30, 2004, was 2.54%.                Best quarter: 2nd quarter 1995, +7.54%
                                                Worst quarter: 1st quarter 1994, -3.85%

 (1) The calendar year total returns shown include returns of Prime A Shares of the Galaxy Quality Plus Bond Fund (the "Galaxy Fund"), the predecessor to the Quality Plus Bond Fund, for periods prior to November 25, 2002, the date on which Class A shares were initially offered by the Quality

     Plus Bond Fund. The returns shown also include the returns of Retail A Shares of the Galaxy Fund for periods prior to the inception of Prime A shares (November 1, 1998). Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares (in particular, 12b-1 fees) exceed expenses paid by Retail A Shares.

The following tables list each Fund's average annual total return before taxes for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 2003 (including applicable sales charges). These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                             CONTRARIAN INCOME FUND

                     1 YEAR    5 YEARS   10 YEARS
Class A (%)           -1.69      4.98       6.03
-------------------------------------------------
Class B (%)           -2.49      4.99(2)    6.00(2)
-------------------------------------------------
Class C (%)            1.41      5.34(2)    6.27(2)
-------------------------------------------------
Class Z (%)            3.22      6.08(2)    4.10(2)
-------------------------------------------------
Lehman Index (%)(3)    4.67      6.66       6.98

 (2) Class B, Class C and Class Z are newer classes of shares. Their performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on January 31, 1989, Class B, Class C and Class Z shares were initially offered on September 15, 1999.

 (3) The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

                             QUALITY PLUS BOND FUND

                     1 YEAR    5 YEARS   10 YEARS
Class A (%)          -1.59       4.69       5.58(4)
-------------------------------------------------
Class B (%)          -2.33       4.63       5.70(4)
-------------------------------------------------
Class C (%)           1.75       4.99       5.72(4)
-------------------------------------------------
Class Z (%)           3.62       5.94       6.29(5)
-------------------------------------------------
Lehman Index (%)(6)   4.67       6.66       6.98

 (4) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the former Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A Shares and Prime B Shares (November 1, 1998). Class A and Class B shares would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class A and Class B shares exceed expenses for Retail A Shares. The returns shown for Class C shares for periods prior to November 25, 2002 include the returns of Retail B Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charge applicable to Class C shares). The returns shown for Class C shares also include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (March 4, 1996). Class C shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.

 (5) The average annual total returns shown include returns of Trust Shares of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

 (6) The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal 1

Approval of the Agreement and Plan of Reorganization will require the affirmative vote of a majority of the shares of the Contrarian Income Fund voted. A vote of the shareholders of the Quality Plus Bond Fund is not needed to approve the Acquisition.

Although the Trustees are proposing that the Quality Plus Bond Fund acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not conditioned upon the acquisition of the other Acquired Fund. Accordingly, if Contrarian Income Fund shareholders approve the acquisition of the Contrarian Income Fund, but the Corporate Bond Fund shareholders do not approve the acquisition of the Corporate Bond Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

PROPOSAL 2 -- ACQUISITION OF COLUMBIA CORPORATE BOND FUND BY COLUMBIA QUALITY
              PLUS BOND FUND

THE PROPOSAL

Shareholders of the Corporate Bond Fund are being asked to approve the Agreement and Plan of Reorganization. A form of the Agreement and Plan of Reorganization is attached as Appendix B to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, shareholders are approving the Acquisition of the Corporate Bond Fund by the Quality Plus Bond Fund.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Quality Plus Bond Fund, and how do they compare with those of the Corporate Bond Fund?

The principal risks associated with each Fund are generally similar because the Funds have generally similar investment goals and strategies. Both Funds are subject to management risk, interest rate risk, issuer risk, prepayment risk and the risks associated with foreign securities. In addition, to the extent that the Quality Plus Bond Fund invests in options, futures or other derivatives, it is subject to the risks associated with derivative securities. For more information about the principal investment risks and other investment risks of the Quality Plus Bond Fund, please see Appendix D. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

Shareholders of the Corporate Bond Fund should note that, although the investment goal and strategies of the Quality Plus Bond Fund are generally similar to those of the Corporate Bond Fund, there will be some difference in the investment style of the combined fund. The Corporate Bond Fund seeks a high level of current income, whereas the Quality Plus Bond Fund seeks a high level of current income consistent with prudent risk of capital. Please see the answer to question 4 above under "Questions and Answers" for more information comparing the investment goals, strategies and policies of the Funds.

INFORMATION ABOUT THE ACQUISITION

     Terms of the Agreement and Plan of Reorganization

If approved by the shareholders of the Corporate Bond Fund, the Acquisition is expected to occur on or around February 25, 2005, or on such other date as the parties may agree, under the Agreement and Plan of Reorganization. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization. Please review Appendix B for more information regarding the Agreement and Plan of Reorganization.

- The Corporate Bond Fund will transfer all of its assets and liabilities to the Quality Plus Bond Fund in exchange for shares of the Quality Plus Bond Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

- The Acquisition will close on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on February 25, 2005, or such other date and time as the parties may determine) when the net assets of each Fund are valued for purposes of the Acquisition.

- The Class A, Class B, Class C and Class Z shares of the Quality Plus Bond Fund received by the Corporate Bond Fund will be distributed to the Class A, Class B, Class C and Class Z shareholders of the Corporate Bond Fund, respectively, pro rata in accordance with their percentage ownership of the Corporate Bond Fund in full liquidation of the Corporate Bond Fund.

- After the Acquisition, the Corporate Bond Fund will be terminated, and its affairs will be wound up in an orderly fashion.

- The Acquisition requires approval by the Corporate Bond Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of the Trust.

Shareholders who object to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, less any applicable sales charge. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.

 Shares You Will Receive

If the Acquisition occurs, shareholders of the Corporate Bond Fund will receive shares in the Quality Plus Bond Fund of the same class as the shares they currently own in the Quality Plus Bond Fund. In comparison to your Corporate Bond Fund shares, shares of the Quality Plus Bond Fund issued in connection with the Acquisition will have the following characteristics:

- They will have an aggregate net asset value equal to the aggregate net asset value of your Corporate Bond Fund shares as of the business day before the closing of the Acquisition.

- They will bear the same sales charges, redemption fees, and CDSCs, if any, as your current shares to the extent such charges and fees apply, and for purposes of determining the CDSC applicable to any redemption and/or conversion of Class B shares to Class A shares, if applicable, the new shares will continue to age from the date you purchased your Corporate Bond Fund shares.

- The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

- Shareholders will have the same voting rights and exchange options as they currently have, but as shareholders of the Quality Plus Bond Fund of the Trust.

Information concerning the capitalization of each of the Funds is provided in Appendix C.

  Reasons for the Acquisition

The Trustees of the Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of the Corporate Bond Fund's shareholders and that the interests of existing shareholders in the Corporate Bond Fund would not be diluted as a result of the Acquisition. The Trustees have unanimously approved the Agreement and Plan of Reorganization and the Acquisition and recommended that Fund shareholders vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization.

In proposing the Acquisition, Columbia presented to the Trustees, at a meeting held on October 13, 2004, the following reasons for the Corporate Bond Fund to enter into the Acquisition:

- The Acquisition offers shareholders of the Corporate Bond Fund an investment in a larger fund with an investment goal and strategies generally similar to those of the Corporate Bond Fund.

- Based on estimated expense ratios as of September 30, 2004, expenses of both Funds are expected to decrease as a percentage of fund assets.

At the Meetings, the Trustees (with the advice and assistance of independent counsel) considered, among other things:

1. the Acquisition as part of a continuing initiative to streamline and improve the offerings of the Columbia Funds family;

2. various potential shareholder benefits of the Acquisition;

3. the current asset levels of the Corporate Bond Fund and the combined pro forma asset levels of the Quality Plus Bond Fund (assuming both Acquisitions occur);

4. the historical performance results of the Funds;

5. the investment objectives and principal investment strategies of the Corporate Bond Fund and the investment objectives and principal investment strategies of the Quality Plus Bond Fund;

6. the Quality Plus Bond Fund is expected to have a lower investment advisory fee and, accordingly, lower total operating expense ratios than Corporate Bond Fund;

7. the historical and pro forma tax attributes of the Funds and the effect of the Acquisition on certain tax losses of the Funds (see "Federal Income Tax Consequences" below);

8. that the Funds would bear part of the expenses associated with the Acquisition; and

9. the potential benefits of the acquisition to Columbia Management and its affiliates.

Columbia Management believes that the Acquisition will present an opportunity for achieving long-term viability. If approved, the Acquisition will combine Corporate Bond Fund's assets with those of Quality Plus Bond Fund, resulting in a larger combined portfolio with the potential for more efficient operation by spreading relatively fixed costs over a larger asset base. Larger mutual funds may have more buying power (for example, they may have greater opportunity to purchase round lots of securities) and may be in a better position to diversify their portfolios.

The acquisition is intended to permit Corporate Bond shareholders to exchange their investment for an investment in Quality Plus Bond Funds without recognizing gain or loss for federal income tax purposes. By contrast, if a Corporate Bond Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would likely be a taxable event for the shareholder. After the Acquisition, shareholders may redeem any or all of their Quality Plus Bond Fund shares at net asset value (subject to any applicable
CDSC) at any time, at which point they would recognize a taxable gain or loss.

Furthermore, the Trustees considered the relative Fund performance results set forth below under "Performance Information."

  Performance Information

The charts below show the percentage gain or loss in each calendar year for the Class Z shares of each of the Corporate Bond Fund and the Quality Plus Bond Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not applicable sales charges. Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance is not an indication of future results. No assurance can be given that the Quality Plus Bond Fund will achieve any particular level of performance after the Acquisition.

Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectuses and Statement of Additional Information.

CALENDAR YEAR TOTAL RETURNS


               CORPORATE BOND FUND (CLASS Z)(1)

                                  (BAR CHART)

          15.91%  3.10%   8.13%   8.16%   -1.83%  10.11%  8.08%   10.45%  4.10%
           1995    1996    1997    1998    1999    2000    2001    2002    2003

  Class Z's year-to-date total return through   For period shown in bar chart:
  September 30, 2004, was 2.60%.                Best quarter: 3rd quarter 2002, +5.66%
                                                Worst quarter: 1st quarter 1996, -1.50%

 (1) The calendar year total returns shown for Class Z shares include the returns of Trust shares of the Galaxy Corporate Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

             QUALITY PLUS BOND FUND (CLASS Z)(2)

                                  (BAR CHART)

          -6.43%  21.41%  1.59%   9.23%   9.41%   -3.99%  12.88%  7.53%   10.51%  3.62%
           1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

  The Fund's year-to-date total return through  For period shown in bar chart:
  September 30, 2004, was 2.73%.                Best quarter: 2nd quarter 1995, +7.59%
                                                Worst quarter: 1st quarter 1994, -3.85%

 (2) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the former Galaxy Quality Plus Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

The following tables list the average annual total return before taxes for the one-year, five-year and ten-year periods ending December 31, 2003 for the Class A, B, C and Z shares of the Quality Plus Bond Fund and for the one-year, five-year and life-of-the-fund periods ended December 31, 2003 for the Class A, B, C and Z shares of the Corporate Bond Fund. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with the performance of a broad-based market index.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2003

                              CORPORATE BOND FUND

                              1 YEAR   5 YEARS   LIFE OF THE FUND
Class A (%)                   -1.16     4.99           6.65
-----------------------------------------------------------------
Class B (%)                   -1.90     5.53(3)        7.13(3)
-----------------------------------------------------------------
Class C (%)                    2.22     5.88(3)        7.15(3)
-----------------------------------------------------------------
Class Z (%)                    4.10     6.08(3)        7.27(3)
-----------------------------------------------------------------
Lehman Brothers Index (%)(4)   4.31     6.65           7.62(5)

 (3) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. Prior to November 25, 2002 (the date on which Class Z shares were initially offered by the Fund), the Fund's Class Z shares were designated as Trust shares of the Galaxy Corporate Bond Fund, the predecessor to the Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, Class B and Class C shares were initially offered on November 25, 2002, and Trust shares were initially offered on December 12, 1994.

 (4) The Fund's returns are compared to the Lehman Brothers Intermediate Government/Credit Bond Index (Lehman Brothers Index), an unmanaged index that tracks the performance of intermediate term U.S. government and corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

 (5) Lehman Index performance information is from December 12, 1994.

                             QUALITY PLUS BOND FUND

                     1 YEAR   5 YEARS   10 YEARS
Class A (%)          -1.59     4.69(6)    5.58(6)
------------------------------------------------
Class B (%)          -2.33     4.63(6)    5.70(6)
------------------------------------------------
Class C (%)           1.75     4.99(6)    5.72(6)
------------------------------------------------
Class Z (%)           3.62     5.94(7)    6.29(7)
------------------------------------------------
Lehman Index (%)(8)   4.67     6.66       6.98

 (6) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class A, B and C shares were initially offered by the Fund. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the former Galaxy Fund (adjusted, as necessary, to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A Shares and Prime B Shares (November 1, 1998). Class A and Class B shares would have had substantially similar returns to Retail A Shares because they would have been invested in the same portfolio of securities, although returns would be lower to the extent that expenses for Class A and Class B shares exceed expenses for Retail A Shares. The returns shown for Class C shares for periods prior to November 25, 2002 include the returns of Retail B Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charge applicable to Class C shares). The returns shown for Class C shares also include the returns of Retail A Shares of Galaxy Quality Plus Bond Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the date of inception of Retail B Shares (March 4, 1996). Class C shares would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares.

 (7) The average annual total returns shown include returns of Trust Shares of Galaxy Quality Plus Bond Fund for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund.

 (8) The Fund's returns are compared to the Lehman Brothers Government/Credit Bond Index (Lehman Index), an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

THE TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal 2

Approval of the Agreement and Plan of Reorganization will require the affirmative vote of a majority of the shares of the Corporate Bond Fund voted. A vote of the shareholders of the Quality Plus Bond Fund is not needed to approve the Acquisition.

Although the Trustees are proposing that the Quality Plus Bond Fund acquire each of the Acquired Funds, the acquisition of one Acquired Fund is not conditioned upon the acquisition of the other Acquired Fund. Accordingly, if Corporate Bond Fund shareholders approve the acquisition of the Corporate Bond Fund, but the Contrarian Income Fund shareholders do not approve the acquisition of the Contrarian Income Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 2 will take place as described in this Prospectus/Proxy Statement.

                                    GENERAL

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is each Fund's investment advisor. Columbia Management is responsible for each Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs each Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

VOTING INFORMATION

The Trustees of the Trust are soliciting proxies from the shareholders of the Contrarian Income Fund and Corporate Bond Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on Wednesday, February 16, 2005, at One Financial Center, Boston, Massachusetts 02111. The meeting notice, this Prospectus/Proxy Statement and proxy materials are being
mailed to shareholders beginning on or about December   , 2004.

  Information About Proxies and the Conduct of the Meeting

Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Acquired Funds or by employees or agents of Columbia and its affiliated companies. In addition, Georgeson Shareholders has been engaged to assist in the solicitation of proxies, at an estimated cost
of approximately $          . [Columbia Management will bear the costs of such
solicitation.]

  Voting Process

You can vote in any one of the following ways:

     a. By mail, by filling out and returning the enclosed proxy card;

     b. By phone, fax or Internet (see enclosed proxy insert for instructions);
        or

     c. In person at the Meeting.

Shareholders who owned shares on the record date, December 1, 2004, are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or fax and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.

Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisitions to be borne by the Contrarian Income Fund, Corporate Bond Fund and Quality Plus Bond Fund are approximately $0, $46,495, and $64,572, respectively. Columbia is also bearing a portion of such costs. This portion to be borne by Columbia is in addition to the amounts to be borne by the Acquired Funds. In the event that the shareholders of one or both of the Acquired Funds do not approve the Agreement and Plan of Reorganization or one or both of the Acquisitions do not close for any reason, Columbia will bear the costs of that Acquisition which would otherwise have been borne by one or both of the Acquired Funds.

Quorum and Method of Tabulation. Votes cast in person or by proxy at the Meeting will be counted by persons appointed by each Acquired Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of each of the Contrarian Income Fund and the Corporate Bond Fund outstanding on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the respective Acquired Funds at the Meeting. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. However, these shares will not be counted as having voted, and therefore they will have no effect on the relevant Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and
(ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Advisors' and Underwriter's Addresses. The address of each Fund's investment advisor, Columbia Management Advisors, Inc., is 100 Federal Street, Boston, Massachusetts 02110. The address of each Fund's principal underwriter, Columbia Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

Share Ownership. Appendix G to this Prospectus/Proxy Statement lists the total number of shares outstanding as of December 1, 2004, for each class of each Acquired Fund entitled to vote at the Meeting. It also identifies holders of more than five percent any class of shares of each Fund, and contains information about the executive officers, Directors and Trustees of the Funds and their shareholdings in the Funds and the Trusts.

Adjournments; Other Business. If either Acquired Fund has not received enough votes by the time of the Meeting to approve its Proposal, the persons named as proxies may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal. They will vote against any such adjournment any proxy that directs them to vote against the relevant Proposal. They will not vote any proxy that directs them to abstain from voting on the relevant Proposal.

The Meeting has been called to transact any business that properly comes before it. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 and 2. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

FEDERAL INCOME TAX CONSEQUENCES

Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray LLP has delivered to each Acquired Fund and the Quality Plus Bond Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray LLP confirming such opinion, to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

- the Acquisitions will constitute reorganizations within the meaning of Section 368(a) of the Code, and the Acquired Funds and the Quality Plus Bond Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

- under Section 361 of the Code, no gain or loss will be recognized by the Acquired Funds upon the transfer of their assets to the Quality Plus Bond Fund in exchange for Quality Plus Bond Fund shares and the assumption by the Quality Plus Bond Fund of the Acquired Funds' liabilities, or upon the distribution of Quality Plus Bond Fund shares by the Acquired Funds to their shareholders in liquidation;

- under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Funds on the distribution of Quality Plus Bond Fund shares to them in exchange for their shares of the Acquired Funds;

- under Section 358 of the Code, the aggregate tax basis of the Quality Plus Bond Fund shares that the Acquired Funds' shareholders receive in exchange for their Acquired Fund shares will be the same as the aggregate tax basis of the Acquired Funds shares exchanged therefor;

- under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for the Quality Plus Bond Fund shares received will be determined by including the holding period for the Acquired Funds shares exchanged therefor, provided that the shareholder held the Acquired Funds shares as a capital asset;

- under Section 1032 of the Code, no gain or loss will be recognized by the Quality Plus Bond Fund upon receipt of the assets transferred to it in exchange for Quality Plus Bond Fund shares and the assumption by the Quality Plus Bond Fund of the liabilities of the Acquired Funds;

- under Section 362(b) of the Code, the Quality Plus Bond Fund's tax basis in the assets that it receives from the Acquired Funds will be the same as the Acquired Funds' tax basis in such assets immediately prior to such exchange;

- under Section 1223(2) of the Code, the Quality Plus Bond Fund's holding periods in such assets will include the Acquired Funds' holding periods in such assets; and

- under Section 381 of the Code, the Quality Plus Bond Fund will succeed to the capital loss carryovers of the Acquired Funds, if any, but the use by the Quality Plus Bond Fund of any such capital loss carryovers (and of capital loss carryovers of the Quality Plus Bond Fund) may be subject to limitation under Section 383 of the Code.

The opinion is, and the confirming letter will be, based on customary assumptions and certain factual certifications made by officers of the Trust. Neither the opinion nor the confirming letter is a guarantee that the tax consequences of the Acquisitions will be as described above.

Ropes & Gray LLP will express no view with respect to the effect of the Acquisitions on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

Prior to the closing of the Acquisition, the Acquired Funds will, and the Quality Plus Bond Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Acquisition. Such distributions will be taxable to shareholders.

The Quality Plus Bond Fund's ability to carry forward the pre-Acquisition losses of the Contrarian Income Fund and the Corporate Bond Fund will technically be limited as a result of the Acquisitions due to the effect of loss limitation rules under applicable tax law. The effect of this limitation, however, will depend on the amount of losses in each Fund at the time of the Acquisitions. For example, based on data as of September 29, 2004, the Contrarian Income Fund and the Corporate Bond Fund had pre-Acquisition "net losses" (i.e., capital loss carryforwards as of last fiscal year end as adjusted by year-to-date realized gains or losses and all unrealized gains) equal to 0.14% and 1.06% of each Fund's net assets, respectively. At that time, the Quality Plus Bond Fund had net realized and unrealized gains that exceeded its capital loss carryforwards, and, hence, no net losses.

This description of the federal income tax consequences of the Acquisitions is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Acquisitions, including the applicability and effect of state, local, non-U.S. and other tax laws.

APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION
                       RELATING TO THE ACQUISITION OF THE
                        COLUMBIA CONTRARIAN INCOME FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of [               ], is by
and among Columbia Funds Trust III (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Columbia Contrarian Income Fund (the "Acquired Fund"), a series of the Trust; the Trust, on behalf of Columbia Quality Plus Bond Fund (the "Acquiring Fund"), a series of the Trust; and Columbia Management Group, Inc. ("Columbia").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its Class A shares in exchange for Class A shares of beneficial interest of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class B shares in exchange for Class B shares of beneficial interest of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class C shares in exchange for Class C shares of beneficial interest of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class Z shares in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Class Z Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Class Z Acquisition Shares to the Class A, Class B, Class C and Class Z shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Class Z Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the Class A, Class B, Class C and Class Z shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Class Z Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
          3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and By-laws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A shareholders of record ("Acquired Fund Class A Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class B shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class C shareholders of record ("Acquired Fund Class C Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its Class Z shareholders of record ("Acquired Fund Class Z Shareholders," and collectively with Acquired Fund Class A Shareholders, Acquired Fund Class B Shareholders and Acquired Fund Class C Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Class Z Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

     1.4  With respect to Acquisition Shares distributable pursuant to paragraph
          1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.   VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Class Z Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

3.   CLOSING AND CLOSING DATE.

     3.1  The Closing Date shall be on [               ], or on such other date
          as the parties may agree. The Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Quality Plus Bond Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Trust or the Acquiring Fund upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.   REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) To the knowledge of the Trust, except as has been disclosed in writing to the Trust or the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund at, as of and for the fiscal year ended March 31, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since March 31, 2004;

        (g) Since March 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

        (i) The Acquired Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C Shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934

            Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 2004, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) To the knowledge of the Trust, except as has been disclosed in writing to the Trust or the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the year ended April 30, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2004;

        (h) Since April 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

        (j) The Acquiring Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Neither the Trust nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (k) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A, Class B, Class C, Class G, Class T and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes the valid and binding obligation of the Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, hereby covenants and agrees as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust, on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

        (e) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

        (g) Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

        (h) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the knowledge of such counsel, except as has been disclosed in writing to the Trust or the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Trust, on behalf of the Acquiring Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Trust shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the knowledge of such counsel, except as has been disclosed in writing to the Trust or the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after March 31, 2004, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after March 31, 2004, and on or prior to the Closing Date.

     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, hereunder are subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, shall have received a favorable opinion of Ropes

          & Gray LLP satisfactory to the Trust substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

        (f) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

        (g) The aggregate tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

        (h) An Acquired Fund shareholder's holding period for the Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

          The opinion and the confirming letter will be based on certain factual certifications made by officers of the Trust and will also be based on customary assumptions. Neither the opinion nor the confirming letter is a guarantee that the tax consequences of the Acquisition will be as described above.

          Ropes & Gray LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9.   BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to the Trust, on behalf of the Acquiring Fund. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be allocated to the Trust, on behalf of the Acquired Fund. All of the other expenses of the transactions, including without limitation, accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated equally between the Trust, on behalf of the Acquired Fund, and the Acquired Fund. The expenses detailed above shall be borne as follows:
          (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Acquired Fund and fifty percent (50%) by Columbia; and (b) as to expenses allocable to the Acquiring Fund (other than fees paid to governmental authorities for the registration or qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11.  TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

          If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2005, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Fund.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.  AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Columbia Funds Trust III, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Treasurer and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                           COLUMBIA FUNDS TRUST III
                                           on behalf of Columbia Contrarian
                                           Income Fund

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

                                           COLUMBIA FUNDS TRUST III
                                           on behalf of Columbia Quality Plus
                                           Bond Fund

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

                                           Solely for purposes of Paragraph 9.2
                                           of the Agreement

                                           COLUMBIA MANAGEMENT GROUP, INC.

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION
                       RELATING TO THE ACQUISITION OF THE
                          COLUMBIA CORPORATE BOND FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of [               ], is by
and among Columbia Funds Trust III (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Columbia Corporate Bond Fund (the "Acquired Fund"), a series of the Trust; the Trust, on behalf of Columbia Quality Plus Bond Fund (the "Acquiring Fund"), a series of the Trust; and Columbia Management Group, Inc. ("Columbia").

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund attributable to its Class A shares in exchange for Class A shares of beneficial interest of the Acquiring Fund ("Class A Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class B shares in exchange for Class B shares of beneficial interest of the Acquiring Fund ("Class B Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class C shares in exchange for Class C shares of beneficial interest of the Acquiring Fund ("Class C Acquisition Shares"), the transfer of all of the assets of the Acquired Fund attributable to its Class Z shares in exchange for Class Z shares of beneficial interest of the Acquiring Fund ("Class Z Acquisition Shares" and together with the Class A Acquisition Shares, Class B Acquisition Shares and Class C Acquisition Shares, the "Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of the Class A Acquisition Shares, the Class B Acquisition Shares, the Class C Acquisition Shares, and the Class Z Acquisition Shares to the Class A, Class B, Class C and Class Z shareholders, respectively, of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Class A, Class B, Class C, and Class Z Acquisition Shares (including fractional shares, if any) determined by dividing the net asset values of the Class A, Class B, Class C and Class Z shares of the Acquired Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A, Class B, Class C or Class Z Acquisition Share, as applicable, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
          3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquiring Fund agrees that all rights to indemnification and all limitations of liability existing in favor of the Trust's current and former Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and By-laws as in effect as of the date of this Agreement shall survive the reorganization as obligations of the Acquiring Fund and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Class A shareholders of record ("Acquired Fund Class A Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), Class A Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class B shareholders of record ("Acquired Fund Class B Shareholders"), determined as of the close of business on the Valuation Date, Class B Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; to its Class C shareholders of record ("Acquired Fund Class C Shareholders"), determined as of the close of business on the Valuation Date, Class C Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1; and to its Class Z shareholders of record ("Acquired Fund Class Z Shareholders," and collectively with Acquired Fund Class A Shareholders, Acquired Fund Class B Shareholders and Acquired Fund Class C Shareholders, the "Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date, Class Z Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

     1.4  With respect to Acquisition Shares distributable pursuant to paragraph
          1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such

          Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.   VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus"), after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraph 9.2, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of a Class A, Class B, Class C and Class Z Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

3.   CLOSING AND CLOSING DATE.

     3.1  The Closing Date shall be on [               ], or on such other date
          as the parties may agree. The Closing shall be held at 9:00 a.m. at Columbia's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the

          "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Quality Plus Bond Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either the Trust or the Acquiring Fund upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the

          Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.   REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) To the knowledge of the Trust, except as has been disclosed in writing to the Trust or the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund at, as of and for the fiscal year ended April 30, 2004, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2004;

        (g) Since April 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) As of the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquired Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquired Fund's knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

        (i) The Acquired Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C Shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this

            Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 2004, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the

            Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) To the knowledge of the Trust, except as has been disclosed in writing to the Trust or the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the year ended April 30, 2004, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such date and for the period then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2004;

        (h) Since April 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) As of the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on such returns and reports or any assessments received shall have been paid, or provisions shall have been made for the payment thereof. All of the Acquiring Fund's tax liabilities will have been adequately provided for on its books. To the best of the Acquiring Fund's knowledge, it will not have not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

        (j) The Acquiring Fund meets the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code, and will continue meeting such requirements at all times through the Closing Date. Neither the Trust nor the Acquiring Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (k) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A, Class B, Class C, Class G, Class T and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund Prospectus;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust, and this Agreement constitutes the valid and binding obligation of the Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5.   COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, hereby covenants and agrees as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Prospectus/Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust, on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

        (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A, Class B, Class C and Class Z shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

        (e) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which either of them is bound;

        (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

        (g) Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

        (h) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (i) To the knowledge of such counsel, except as has been disclosed in writing to the Trust or the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Trust, on behalf of the Acquiring Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

     7.2 The Trust shall have received a favorable opinion of Ropes & Gray LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Trust;

        (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Registration Statement and the Prospectus/Proxy Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

        (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

        (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

        (f) Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement which are not described as required;

        (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

        (h) To the knowledge of such counsel, except as has been disclosed in writing to the Trust or the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their properties or assets or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

     7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after April 30, 2004, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after April 30, 2004, and on or prior to the Closing Date.

     7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

The respective obligations of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, hereunder are subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, shall have received a favorable opinion of Ropes

          & Gray LLP satisfactory to the Trust substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or (ii) upon the distribution of the Acquisition Shares by the Acquired Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

        (f) No gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares for the Acquisition Shares;

        (g) The aggregate tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

        (h) An Acquired Fund shareholder's holding period for the Acquisition Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held, provided that the shareholder held the Acquired Fund shares as a capital asset on the date of the exchange; and

        (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

          The opinion and the confirming letter will be based on certain factual certifications made by officers of the Trust and will also be based on customary assumptions. Neither the opinion nor the confirming letter is a guarantee that the tax consequences of the Acquisition will be as described above.

          Ropes & Gray LLP will express no view with respect to the effect of the Acquisition on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the Acquiring Fund.

9.   BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 All fees paid to governmental authorities for the registration or qualification of the Acquisition Shares and all transfer agency costs related to the Acquisition Shares shall be allocated to the Trust, on behalf of the Acquiring Fund. All fees and expenses related to printing, mailing, solicitation of proxies and tabulation of votes of Acquired Fund shareholders shall be allocated to the Trust, on behalf of the Acquired Fund. All of the other expenses of the transactions, including without limitation, accounting, legal and custodial expenses, contemplated by this Agreement shall be allocated equally between the Trust, on behalf of the Acquired Fund, and the Acquired Fund. The expenses detailed above shall be borne as follows:
          (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Acquired Fund and fifty percent (50%) by Columbia; and (b) as to expenses allocable to the Acquiring Fund (other than fees paid to governmental authorities for the registration or qualification of the Acquisition Shares), one hundred percent (100%) of such expenses shall be borne by Columbia.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 5.4, 9, 10, 13 and 14.

11.  TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquired Fund and the Acquiring Fund. In addition, either the Acquired Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

          If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2005, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Fund.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12.  AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Columbia Funds Trust III, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Treasurer and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                           COLUMBIA FUNDS TRUST III
                                           on behalf of Columbia Corporate Bond
                                           Fund

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

                                           COLUMBIA FUNDS TRUST III
                                           on behalf of Columbia Quality Plus
                                           Bond Fund

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

                                           Solely for purposes of Paragraph 9.2
                                           of the Agreement

                                           COLUMBIA MANAGEMENT
                                           GROUP, INC.

                                           By:
                                               ---------------------------------
                                           Name:
                                                   -----------------------------
                                           Title:
                                                 -------------------------------
ATTEST:
----------------------------------------
Name:
       ---------------------------------
Title:
     -----------------------------------

APPENDIX C -- CAPITALIZATION

The following table shows on an unaudited basis the capitalization of each of the Contrarian Income Fund, the Corporate Bond Fund and the Quality Plus Bond Fund as of October 29, 2004, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Contrarian Income Fund by the Quality Plus Bond Fund, of the Corporate Bond Fund by the Quality Plus Bond Fund, and of both Acquired Funds by the Quality Plus Bond Fund, in each case, at net asset value as of that date.

                                                                                       PRO FORMA
                                                                                      COMBINED OF                      PRO FORMA
                                                                                       CONTRARIAN                     COMBINED OF
                                                                                      INCOME FUND                    CORPORATE BOND
                        CONTRARIAN                                                    INTO QUALITY                     FUND INTO
                          INCOME        CORPORATE      QUALITY PLUS     PRO FORMA      PLUS BOND       PRO FORMA      QUALITY PLUS
                           FUND         BOND FUND       BOND FUND      ADJUSTMENTS      FUND(1)       ADJUSTMENTS     BOND FUND(1)
                       ------------    ------------    ------------    -----------    ------------    -----------    --------------

Class A
 Net asset value.....  $35,847,747     $  1,107,976    $  2,351,199    $     (443)(2) $ 38,198,503    $     (443)(2) $   3,459,175
 Shares
 outstanding.........    3,251,266          100,545         211,643       (24,646)       3,438,263          (841)          311,347
 Net asset value per
 share...............  $     11.03     $      11.02    $      11.11                   $      11.11                   $       11.11

Class B
 Net asset value.....  $12,032,395     $  2,083,965    $  1,714,511    $     (631)(2) $ 13,746,275    $     (631)(2) $   3,798,476
 Shares
 outstanding.........    1,081,158          189,118         154,332         1,865        1,237,355        (1,588)          341,862
 Net asset value per
 share...............  $     11.13     $      11.02    $      11.11                   $      11.11                   $       11.11

Class C
 Net asset value.....  $ 4,771,417     $    481,159    $    550,282    $     (157)(2) $  5,252,576    $     (157)(2) $   1,031,284
 Shares
 outstanding.........      429,806           43,665          49,534          (335)         472,779          (367)           92,832
 Net asset value per
 share...............  $     11.10     $      11.02    $      11.11                   $      11.11                   $       11.11
Class G
 Net asset value.....           --               --    $  6,608,496    $     (492)(2) $  6,608,004    $     (492)(2) $   6,608,004
 Shares
 outstanding.........           --               --         594,872            --          594,872            --           594,872
 Net asset value per
 share...............           --               --    $      11.11                   $      11.11                   $       11.11


                                        TOTAL PRO
                                          FORMA
                        PRO FORMA      COMBINED OF
                       ADJUSTMENTS     ALL FUNDS(2)
                       -----------    --------------
Class A
 Net asset value.....  $     (443)(2) $   39,306,479
 Shares
 outstanding.........     (25,487)         3,537,967
 Net asset value per
 share...............                 $        11.11
Class B
 Net asset value.....  $     (631)(2) $   15,830,240
 Shares
 outstanding.........         278          1,424,886
 Net asset value per
 share...............                 $        11.11
Class C
 Net asset value.....  $     (157)(2) $    5,802,701
 Shares
 outstanding.........        (702)           522,303
 Net asset value per
 share...............                 $        11.11
Class G
 Net asset value.....  $     (492)(2) $    6,608,004
 Shares
 outstanding.........          --            594,872
 Net asset value per
 share...............                 $        11.11

                                                                                       PRO FORMA
                                                                                      COMBINED OF                      PRO FORMA
                                                                                       CONTRARIAN                     COMBINED OF
                                                                                      INCOME FUND                    CORPORATE BOND
                        CONTRARIAN                                                    INTO QUALITY                     FUND INTO
                          INCOME        CORPORATE      QUALITY PLUS     PRO FORMA      PLUS BOND       PRO FORMA      QUALITY PLUS
                           FUND         BOND FUND       BOND FUND      ADJUSTMENTS      FUND(1)       ADJUSTMENTS     BOND FUND(1)
                       ------------    ------------    ------------    -----------    ------------    -----------    --------------
Class T
 Net asset value.....           --               --    $ 32,780,204    $   (2,440)(2) $ 32,777,764    $   (2,440)(2) $  32,777,764
 Shares
 outstanding.........           --               --       2,950,712            --        2,950,712            --         2,950,712
 Net asset value per
 share...............           --               --    $      11.11                   $      11.11                   $       11.11

Class Z
 Net asset value.....  $   233,815     $188,766,002    $823,676,838    $ (106,904)(2) $823,676,838    $ (106,904)(2) $1,012,102,121
 Shares
 outstanding.........       21,442       17,130,115      74,122,432          (397)      74,138,329      (143,581)       91,108,966
 Net asset value per
 share...............  $     10.90     $      11.02    $      11.11                   $      11.11                   $       11.11


                                        TOTAL PRO
                                          FORMA
                        PRO FORMA      COMBINED OF
                       ADJUSTMENTS     ALL FUNDS(2)
                       -----------    --------------
Class T
 Net asset value.....  $   (2,440)(2) $   32,777,764
 Shares
 outstanding.........          --          2,950,712
 Net asset value per
 share...............                 $        11.11
Class Z
 Net asset value.....  $ (106,904)(2) $1,012,209,025
 Shares
 outstanding.........    (143,978)        91,130,011
 Net asset value per
 share...............                 $        11.11

---------------

(1) Assumes the Acquisition was consummated on October 29, 2004, and is for information purposes only. No assurance can be given as to how many shares of the Quality Plus Bond Fund will be received by the shareholders of the Acquired Fund(s) on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Quality Plus Bond Fund that actually will be received on or after such date.

(2) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $0, $46,495 and $64,572 to be borne by Contrarian Income Fund, Corporate Bond Fund and Quality Plus Bond Fund, respectively.

APPENDIX D -- PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Columbia Quality Plus Bond Fund (the "Fund" as used in the following discussion of principal investment risks) are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

APPENDIX E -- INFORMATION APPLICABLE TO CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF COLUMBIA QUALITY PLUS BOND FUND

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Columbia Quality Plus Bond Fund (the "Fund") receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR
BUYING SHARES:

METHOD                               INSTRUCTIONS
Through your
  financial advisor    Your financial advisor can help you
                       establish your account and buy Fund
                       shares on your behalf. To receive the
                       current trading day's price, your
                       financial advisor must receive your
                       request prior to the close of regular
                       trading on the New York Stock Exchange
                       (NYSE), usually 4:00 p.m. Eastern time.
                       Your financial advisor may charge you
                       fees for executing the purchase for you.
----------------------------------------------------------------
By check (new
  account)             For new accounts, send a completed
                       application and check made payable to the
                       Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
----------------------------------------------------------------
By check (existing
  account)             For existing accounts, fill out and
                       return the additional investment stub
                       included in your account statement, or
                       send a letter of instruction including
                       your Fund name and account number with a
                       check made payable to the Fund to
                       Columbia Funds Services, Inc., P.O. Box
                       8081, Boston, MA 02266-8081.
----------------------------------------------------------------

METHOD                               INSTRUCTIONS
By exchange            You or your financial advisor may acquire
                       shares of the Fund for your account by
                       exchanging shares you own in a different
                       fund distributed by Columbia Funds
                       Distributor, Inc. for shares of the same
                       class of the Fund at no additional cost.
                       There may be an additional sales charge
                       if exchanging from a money market fund.
                       To exchange by telephone, call
                       1-800-422-3737.
----------------------------------------------------------------
By wire                You may purchase shares of the Fund by
                       wiring money from your bank account to
                       your Fund account. To wire funds to your
                       Fund account, call 1-800-422-3737 for
                       wiring instructions.
----------------------------------------------------------------
By electronic funds
  transfer             You may purchase shares of the Fund by
                       electronically transferring money from
                       your bank account to your Fund account by
                       calling 1-800-422-3737. An electronic
                       funds transfer may take up to two
                       business days to settle and be considered
                       in "good form." You must set up this
                       feature prior to your telephone request.
                       Be sure to complete the appropriate
                       section of the application.
----------------------------------------------------------------
Automatic investment
  plan                 You may make monthly or quarterly
                       investments automatically from your bank
                       account to your Fund account. You may
                       select a pre-authorized amount to be sent
                       via electronic funds transfer. Be sure to
                       complete the appropriate section of the
                       application for this feature.

METHOD                               INSTRUCTIONS
Automated dollar cost
  averaging            You may purchase shares of the Fund for
                       your account by exchanging $100 or more
                       each month from another fund for shares
                       of the same class of the Fund at no
                       additional cost. You must have a current
                       balance of at least $5,000 in the fund
                       the money is coming from. Exchanges will
                       continue so long as your fund balance is
                       sufficient to complete the transfers. You
                       may terminate your program or change the
                       amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611.
                       There may be an additional sales charge
                       if exchanging from a money market fund.
                       Be sure to complete the appropriate
                       section of the account application for
                       this feature.
----------------------------------------------------------------
By dividend
  diversification      You may automatically invest dividends
                       distributed by another fund into the same
                       class of shares of the Fund at no
                       additional sales charge. There may be an
                       additional sales charge if exchanging
                       from a money market fund. To invest your
                       dividends in the Fund, call
                       1-800-345-6611.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                         AS A % OF       AS A % OF       % OF OFFERING
                                         THE PUBLIC         YOUR       PRICE RETAINED BY
AMOUNT PURCHASED                       OFFERING PRICE    INVESTMENT    FINANCIAL ADVISOR
Less than $50,000                           4.75            4.99             4.25
----------------------------------------------------------------------------------------
$50,000 to less than $100,000               4.50            4.71             4.00
----------------------------------------------------------------------------------------
$100,000 to less than $250,000              3.50            3.63             3.00
----------------------------------------------------------------------------------------
$250,000 to less than $500,000              2.50            2.56             2.00
----------------------------------------------------------------------------------------
$500,000 to less than $1,000,000            2.00            2.04             1.75
----------------------------------------------------------------------------------------
$1,000,000 or more                          0.00            0.00             0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                              COMMISSION %
Less than $3 million                                              1.00
--------------------------------------------------------------------------
$3 million to less than $5 million                                0.80
--------------------------------------------------------------------------
$5 million to less than $25 million                               0.50
--------------------------------------------------------------------------
$25 million or more                                               0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS You may pay a lower sales charge when purchasing Class A shares through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your current purchase will receive the lower sales charge, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 5.00
-----------------------------------------------------------------------------
Through second year                                                4.00
-----------------------------------------------------------------------------
Through third year                                                 3.00
-----------------------------------------------------------------------------
Through fourth year                                                3.00
-----------------------------------------------------------------------------
Through fifth year                                                 2.00
-----------------------------------------------------------------------------
Through sixth year                                                 1.00
-----------------------------------------------------------------------------
Longer than six years                                              0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to the lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 3.00
-----------------------------------------------------------------------------
Through second year                                                2.00
-----------------------------------------------------------------------------
Through third year                                                 1.00
-----------------------------------------------------------------------------
Longer than three years                                            0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 3.00
-----------------------------------------------------------------------------
Through second year                                                2.00
-----------------------------------------------------------------------------
Through third year                                                 1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by former Galaxy

Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund into the Fund.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD
Through first year                                                 1.00
-----------------------------------------------------------------------------
Longer than one year                                               0.00

CLASS Z SHARES Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

CLASS Z ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by Columbia Funds Distributor, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc.; and

- Any employee (or family member of an employee) of the former FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet National Bank or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from Columbia Funds Distributor, Inc. or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES

You may exchange your Class A, Class B or Class C shares for shares of the same class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

You may exchange Class Z shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                               INSTRUCTIONS
Through your
  financial advisor    You may call your financial advisor to
                       place your sell order. To receive the
                       current trading day's price, your
                       financial advisor must receive your
                       request prior to the close of regular
                       trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may
                       charge you fees for executing a
                       redemption for you.
---------------------------------------------------------------
By exchange            You or your financial advisor may sell
                       shares of the Fund by exchanging from
                       the Fund into the same share class (and,
                       in some cases, certain other classes) of
                       another fund distributed by Columbia
                       Funds Distributor, Inc. at no additional
                       cost. To exchange by telephone, call
                       1-800-422-3737.
---------------------------------------------------------------
By telephone           You or your financial advisor may sell
                       shares of the Fund by telephone and
                       request that a check be sent to your
                       address of record by calling
                       1-800-422-3737, unless you have notified
                       the Fund of an address change within the
                       previous 30 days. The dollar limit for
                       telephone sales is $100,000 in a 30-day
                       period. You do not need to set up this
                       feature in advance of your call. Certain
                       restrictions apply to retirement
                       accounts. For details, call
                       1-800-799-7526.
---------------------------------------------------------------
By mail                You may send a signed letter of
                       instruction or stock power form along
                       with any share certificates to be sold
                       to the address below. In your letter of
                       instruction, note the Fund's name, share
                       class, account number, and the dollar
                       value or number of shares you wish to
                       sell. All account owners must sign the
                       letter. Signatures

METHOD                               INSTRUCTIONS
                       must be guaranteed by either a bank, a
                       member firm of a national stock exchange
                       or another eligible guarantor that
                       participates in the Medallion Signature
                       Guarantee Program for amounts over
                       $100,000 or for alternate payee or
                       mailing instructions. Additional
                       documentation is required for sales by
                       corporations, agents, fiduciaries,
                       surviving joint owners and individual
                       retirement account owners. For details,
                       call 1-800-345-6611.
                       Mail your letter of instruction to
                       Columbia Funds Services, Inc., P.O. Box
                       8081, Boston, MA 02266-8081.
---------------------------------------------------------------
By wire                You may sell shares of the Fund and
                       request that the proceeds be wired to
                       your bank. You must set up this feature
                       prior to your telephone request. Be sure
                       to complete the appropriate section of
                       the account application for this
                       feature.
---------------------------------------------------------------
By systematic
  withdrawal plan      You may automatically sell a specified
                       dollar amount or percentage of your
                       account on a monthly, quarterly or
                       semi-annual basis and have the proceeds
                       sent to you if your account balance is
                       at least $5,000. This feature is not
                       available if you hold your shares in
                       certificate form. All dividend and
                       capital gains distributions must be
                       reinvested. Be sure to complete the
                       appropriate section of the account
                       application for this feature.
---------------------------------------------------------------
By electronic
  funds transfer       You may sell shares of the Fund and
                       request that the proceeds be
                       electronically transferred to your bank.
                       Proceeds may take up to two business
                       days to be received by your bank. You
                       must set up this feature prior to your
                       request. Be sure to complete the
                       appropriate section of the account
                       application for this feature.

FUND POLICY ON TRADING OF FUND SHARES

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund that are deemed material by the Fund in any 28-day period, the Fund will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Fund's Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends                                   Represents interest and dividends
                                            earned from securities held by the
                                            Fund, net of expenses incurred by the
                                            Fund.
---------------------------------------------------------------------------------
Capital gains                               Represents net long-term capital
                                            gains on sales of securities held for
                                            more than 12 months and net
                                            short-term capital gains, which are
                                            gains on sales of securities held for
                                            a 12-month period or less.

UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the first day following the purchase payment date. Shares stop earning dividends on the day after the shares leave the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
  current fund
----------------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
  capital gains
----------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Columbia Management Advisors, Inc. (Columbia Management), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management, runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.53% of average daily net assets of the Fund.

PORTFOLIO MANAGER

MARIE M. SCHOFIELD, a managing director of Columbia Management, is the manager for the Fund and has managed the Fund since February, 1996. Ms. Schofield has been associated with Columbia Management or its predecessors since February, 1990.

LITIGATION MATTERS

1. Columbia Management Advisors, Inc. ("CMA"), the Fund's adviser, and Columbia Funds Distributor, Inc. ("CFDI") the distributor of the Fund's shares, and certain of their affiliates (collectively, "Columbia") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds. Columbia has not uncovered any instances where CMA or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against CMA and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against CMA and CFDI alleging that CMA and CFDI had violated certain New York anti-fraud statutes. If either CMA or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent CMA, CFDI or any company that is an affiliated person of CMA and CFDI from serving as an investment adviser or distributor for any registered investment company, including your fund. Your fund has been informed by CMA and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment adviser and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, CMA and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CMA and CFDI agreed, inter alia, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CMA and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review CMA's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

2. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of this acquisition, CMA and CFDI are now indirect wholly-owned subsidiaries of Bank of America Corporation.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "4. -- How Do the Investment Goals, Strategies and Policies of the Funds Compare?" and "Appendix D -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

APPENDIX F -- FINANCIAL HIGHLIGHTS FOR COLUMBIA QUALITY PLUS BOND FUND

The financial highlights table is intended to help you understand the Columbia Quality Plus Bond Fund's (the "Fund's") financial performance. Information shown is that of Class A and Class B shares (formerly Prime A shares and Prime B shares, respectively, of the Galaxy Quality Plus Bond Fund prior to reorganization) and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended April 30, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the six months ended April 30, 2003 and the fiscal years ended October 31, 2002, 2001, 2000 and 1999 has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

                                    YEAR      SIX MONTHS
                                    ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                  APRIL 30,   APRIL 30,    -------------------------------------
                                   2004(A)    2003(B)(C)    2002      2001      2000     1999(D)
                                   CLASS A     CLASS A     CLASS A   CLASS A   CLASS A   CLASS A
NET ASSET VALUE -- BEGINNING OF
  PERIOD ($)                        11.52       11.29       11.23     10.35     10.25     11.20
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS ($):
  Net investment income              0.38(e)     0.24(e)     0.54(f)   0.57      0.57      0.60
  Net realized and unrealized
    gain (loss) on investments      (0.30)       0.24        0.07(f)   0.89      0.12     (0.89)
------------------------------------------------------------------------------------------------
Total from Investment Operations     0.08        0.48        0.61      1.46      0.69     (0.29)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net investment income        (0.46)      (0.25)      (0.55)    (0.58)    (0.59)    (0.57)
  From net realized gains           (0.21)         --          --        --        --     (0.09)
------------------------------------------------------------------------------------------------
Total Distributions Declared to
  Shareholders                      (0.67)      (0.25)      (0.55)    (0.58)    (0.59)    (0.66)
------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD
  ($)                               10.93       11.52       11.29     11.23     10.35     10.25
------------------------------------------------------------------------------------------------
Total return (%)(g)(h)               0.65        4.28(i)     5.64     14.48      7.00     (2.68)
------------------------------------------------------------------------------------------------

                                    YEAR      SIX MONTHS
                                    ENDED       ENDED             YEAR ENDED OCTOBER 31,
                                  APRIL 30,   APRIL 30,    -------------------------------------
                                   2004(A)    2003(B)(C)    2002      2001      2000     1999(D)
                                   CLASS A     CLASS A     CLASS A   CLASS A   CLASS A   CLASS A
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
  Expenses(j)                        1.02        0.92(k)     0.89      0.95      1.05      0.96
  Net investment income(j)           3.35        4.20(k)     4.79(f)   5.33      5.74      5.35
  Waiver/reimbursement               0.12        0.22(k)     0.39      0.38      0.47      0.56
Portfolio turnover rate (%)           119          42(i)       75       131       104       226
Net assets, end of period
  (000's) ($)                       2,105         522          59        38        34        16

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime A shares were redesignated Liberty Quality Plus Bond Fund, Class A shares.

 (d) The Fund began offering Prime A shares on November 1, 1998.

 (e) Per share data was calculated using average shares outstanding during the period.

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $0.00, $0.00 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

                              YEAR      SIX MONTHS          YEAR ENDED OCTOBER 31,
                              ENDED       ENDED      -------------------------------------
                            APRIL 30,   APRIL 30,     2002      2001      2000     1999(D)
                             2004(A)    2003(B)(C)   CLASS B   CLASS B   CLASS B   CLASS B
NET ASSET VALUE --
  BEGINNING OF PERIOD ($)     11.52       11.29       11.23     10.35     10.24     11.20
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS ($):
  Net investment income        0.29(e)     0.20(e)     0.44(f)   0.49      0.51      0.49
  Net realized and
    unrealized gain (loss)
    on investments            (0.30)       0.24        0.08(f)   0.89      0.12     (0.87)
------------------------------------------------------------------------------------------
Total from Investment
  Operations                  (0.01)       0.44        0.52      1.38      0.63     (0.38)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS
  ($):
  From net investment
    income                    (0.37)      (0.21)      (0.46)    (0.50)    (0.52)    (0.49)
  From net realized gains     (0.21)         --          --        --        --     (0.09)
------------------------------------------------------------------------------------------
Total Distributions
  Declared to Shareholders    (0.58)      (0.21)      (0.46)    (0.50)    (0.52)    (0.58)
------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF
  PERIOD ($)                  10.93       11.52       11.29     11.23     10.35     10.24
------------------------------------------------------------------------------------------
Total return (%)(g)(h)        (0.12)       3.89(i)     4.86     13.65      6.41     (3.46)
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
  (%):
  Expenses(j)                  1.81        1.68(k)     1.64      1.68      1.71      1.71
  Net investment income(j)     2.60        3.45(k)     4.04(f)   4.60      5.07      4.60
  Waiver/reimbursement         0.11        0.22(k)     0.30      0.28      0.29      0.36
Portfolio turnover rate
  (%)                           119          42(i)       75       131       104       226
Net assets, end of period
  (000's) ($)                 1,541         900         268       290       262       323

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Prime B shares were redesignated Liberty Quality Plus Bond Fund, Class B shares.

 (d) The Fund began offering Prime B shares on November 1, 1998.

 (e) Per share data was calculated using average shares outstanding during the period.

 (f) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (g) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (h) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (i) Not annualized.

 (j) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (k) Annualized.

                                                           YEAR ENDED   PERIOD ENDED
                                                           APRIL 30,     APRIL 30,
                                                            2004(A)       2003(B)
                                                            CLASS C       CLASS C
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                   11.52         11.21
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                    0.31          0.16
  Net realized and unrealized gain (loss) on investments     (0.30)         0.33
------------------------------------------------------------------------------------
Total from Investment Operations                              0.01          0.49
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                 (0.39)        (0.18)
  From net realized gains                                    (0.21)           --
------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                 (0.60)        (0.18)
------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                         10.93         11.52
------------------------------------------------------------------------------------
Total return (%)(d)(e)                                        0.10          4.38(f)
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(g)                                                 1.59          1.55(h)
  Net investment income(g)                                    2.75          3.23(h)
  Waiver/reimbursement                                        0.26          0.37(h)
Portfolio turnover rate (%)                                    119            42(f)
Net assets, end of period (000's) ($)                          558           170

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

The following financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information shown is that of Class Z shares (formerly Trust shares of the Galaxy Quality Plus Bond Fund prior to reorganization). Certain information reflects financial results for a single Class Z share.

                                            SIX MONTHS
                                              ENDED                  YEAR ENDED OCTOBER 31,
                            YEAR ENDED      APRIL 30,       ----------------------------------------
                            APRIL 30,       2003(B)(C)       2002         2001      2000      1999
                             2004(A)         CLASS Z        CLASS Z      CLASS Z   CLASS Z   CLASS Z
NET ASSET VALUE --
  BEGINNING OF PERIOD ($)      11.52           11.29          11.23        10.35     10.25     11.20
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS ($):
  Net investment income         0.42(d)         0.25(d)        0.55(e)      0.60      0.61      0.58
  Net realized and
    unrealized gain (loss)
    on investments             (0.31)           0.24           0.08(e)      0.88      0.11     (0.86)
----------------------------------------------------------------------------------------------------
  Total from Investment
    Operations                  0.11            0.49           0.63         1.48      0.72     (0.28)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  DECLARED TO SHAREHOLDERS
  ($):
  From net investment
    income                     (0.49)          (0.26)         (0.57)       (0.60)    (0.62)    (0.58)
  From net realized gains      (0.21)             --             --           --        --     (0.09)
----------------------------------------------------------------------------------------------------
  Total Distributions
    Declared to
    Shareholders               (0.70)          (0.26)         (0.57)       (0.60)    (0.62)    (0.67)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE --
  END OF PERIOD ($)            10.93           11.52          11.29        11.23     10.35     10.25
----------------------------------------------------------------------------------------------------
Total return (%)(f)(g)          0.94            4.41(h)        5.86        14.73      7.27     (2.52)
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA
  (%):
  Expenses(i)                   0.75            0.67(j)        0.69         0.73      0.78      0.84
  Net investment income(i)      3.71            4.49(j)        4.99(e)      5.55      5.99      5.46
  Waiver/reimbursement          0.11            0.22(j)        0.22         0.21      0.21      0.20
Portfolio turnover rate
  (%)                            119              42(h)          75          131       104       226
Net assets, end of period
  (000's) ($)                817,994         885,920        888,792      831,727   558,789   237,772

 (a) On October 13, 2003, the Liberty Quality Plus Bond Fund was renamed the Columbia Quality Plus Bond Fund.

 (b) The Fund changed its fiscal year end from October 31 to April 30.

 (c) On November 25, 2002, the Galaxy Quality Plus Bond Fund, Trust shares were redesignated Liberty Quality Plus Bond Fund, Class Z shares.

 (d) Per share data was calculated using average shares outstanding during the period.

 (e) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the change for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain per share and the ratio of net investment income to average net assets was $(0.02), $0.02 and (0.15)%, respectively.

 (f) Total return at net asset value assuming all distributions reinvested.

 (g) Had the investment advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

 (h) Not annualized.

 (i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (j) Annualized.

APPENDIX G -- FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE ACQUIRED FUNDS

For each class of each Acquired Fund's shares entitled to vote at the Meeting, the number of shares outstanding as of December 1, 2004 was as follows:

                                            NUMBER OF SHARES OUTSTANDING
FUND                                CLASS       AND ENTITLED TO VOTE
----                                -----   ----------------------------
Contrarian Income Fund                A
                                      B
                                      C
                                      Z
Corporate Bond Fund                   A
                                      B
                                      C
                                      Z

OWNERSHIP OF SHARES

As of November 30, 2004, the Trust believes that the Trustees, Directors and officers of the respective Funds, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of December 1, 2004, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                               NUMBER OF    PERCENTAGE OF
                                              OUTSTANDING    OUTSTANDING
FUND                       NAME AND ADDRESS    SHARES OF      SHARES OF
AND CLASS                   OF SHAREHOLDER    CLASS OWNED    CLASS OWNED
---------                  ----------------   -----------   -------------
CONTRARIAN INCOME FUND
  Class A
  Class B
  Class C
  Class Z
CORPORATE BOND FUND
  Class A
  Class B
  Class C
  Class Z

                                               NUMBER OF    PERCENTAGE OF
                                              OUTSTANDING    OUTSTANDING
FUND                       NAME AND ADDRESS    SHARES OF      SHARES OF
AND CLASS                   OF SHAREHOLDER    CLASS OWNED    CLASS OWNED
---------                  ----------------   -----------   -------------
QUALITY PLUS BOND FUND
  Class A
  Class B
  Class C
  Class G
  Class T
  Class Z

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

As of December 1, 2004, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Quality Plus Bond Fund upon consummation of the
Acquisition:

                                                             PERCENTAGE OF
                                                           OUTSTANDING SHARES
                                                                OF CLASS
                                                               OWNED UPON
                                                            CONSUMMATION OF
FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER      ACQUISITION
--------------           -------------------------------   ------------------
CONTRARIAN INCOME FUND
  Class A
  Class B
  Class C
  Class Z
CORPORATE BOND FUND
  Class A
  Class B
  Class C
  Class Z
QUALITY PLUS BOND FUND
  Class A
  Class B
  Class C
  Class G
  Class T
  Class Z

                            COLUMBIA FUNDS TRUST III
                         COLUMBIA QUALITY PLUS BOND FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                               ___________, 2004


     This Statement of Additional Information (the "SAI") relates to the proposed acquisitions (the "Acquisitions") of the Columbia Contrarian Income Fund (the "Contrarian Income Fund") and the Columbia Corporate Bond Fund (the "Corporate Bond Fund" and together with the Contrarian Income Fund, the "Acquired Funds"), each a series of Columbia Funds Trust III, by the Columbia Quality Plus Bond Fund, also a series of Columbia Funds Trust III (the "Acquiring Fund").

     This SAI contains information which may be of interest to shareholders but
which is not included in the Prospectus/Proxy Statement dated              ,
2004 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisitions. As described in the Prospectus/Proxy Statement, the Acquisitions would involve the transfer of all the assets of the Acquired Funds in exchange for shares of each Acquiring Fund and the assumption of all the liabilities of such Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Funds. The Acquiring Fund will be the survivor for accounting purposes.

     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Acquired Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                                TABLE OF CONTENTS




ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND ..........                 2
FINANCIAL STATEMENTS ...........................................................                 2
APPENDIX A .....................................................................                 A-1


ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND.

Attached hereto as Appendix A is the Statement of Additional Information of the Acquiring Fund dated September 1, 2004, as revised September 17, 2004.

Further information about the Acquired Funds is contained in their Statements of Additional Information dated August 1, 2004 and September 1, 2004, respectively, which are available upon request and without charge by writing to the Acquired Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

FINANCIAL STATEMENTS.

The Annual Report for the twelve months ended April 30, 2004, of the Acquiring Fund, which report contains historical financial information regarding the Acquiring Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

The Annual Report for the twelve months ended March 31, 2004, of the Contrarian Income Fund, which report contains historical financial information regarding the Contrarian Income Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

The Annual Report for the twelve months ended April 30, 2004, of the Corporate Bond Fund, which report contains historical financial information regarding the Corporate Bond Fund, has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Pro forma financial statements of the Acquiring Funds for the Acquisition are provided on the following pages.

                        COLUMBIA CONTRARIAN INCOME FUND
                          COLUMBIA CORPORATE BOND FUND
                                      AND
                        COLUMBIA QUALITY PLUS BOND FUND

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                  (UNAUDITED)


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

NOTE 1. ORGANIZATION

Columbia Quality Plus Bond Fund (the "Acquiring Fund"), a series of Columbia Trust III (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with prudent risk of capital.

FUND SHARES

The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z shares. Each share class has its own expense structure.

NOTE 2. BASIS OF COMBINATION

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of Columbia Corporate Bond Fund and Columbia Contrarian Income Fund ("Target Funds") also series of Columbia Trust III, by the Acquiring Fund as if such merger had occurred on May 1, 2004.

Under the terms of the merger, the combination of the Target Funds and the Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Investment Portfolio and Statement of Assets and Liabilities of the Target and Acquiring Funds have been combined to reflect balances as of April 30, 2004. The Statement of Operations of the Target and Acquiring Funds has been combined to reflect twelve months ended April 30, 2004.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual shareholder reports dated April 30, 2004 for Columbia Quality Plus Bond Fund and Columbia Corporate Bond Fund and March 31, 2004 for the Columbia Contrarian Income Fund.

The following notes refer to the accompanying pro-forma financial statements as if the above mentioned merger of the Target Funds by the Acquiring Fund had occurred on May 1, 2004.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION

Debt securities generally are valued by a pricing service approved by the Funds' Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreement transactions with institutions that each Fund's investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

DELAYED DELIVERY SECURITIES

Each Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of each Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

FEDERAL INCOME TAX STATUS

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTE 4. CAPITAL SHARES

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset values of the Target Funds divided by the net asset value per share of the Acquiring Fund as of April 30, 2004. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at April 30, 2004.

                        Shares of      Additional Shares       Total Shares
                     Acquiring Fund     Assumed Issued         Outstanding
Class of Shares      Pre-Combination      with Merger        Post Combination
---------------      ---------------   -----------------     ----------------
Class A                   192,545          3,441,948             3,634,493
Class B                   140,932          1,341,950             1,482,882
Class C                    51,082            488,490               539,572
Class Z                74,820,117         17,850,323            92,670,440

NOTE 5. LEGAL PROCEEDINGS

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of

America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the twelve months ended September 30, 2004, Columbia has assumed legal, consulting services and Trustees' fees incurred by the Funds in connection with these matters.

Pro-forma Combining
Statement of Assets & Liabilities
As of  April 30, 2004 (unaudited)


                                                 Columbia         Columbia         Columbia
                                              Corporate Bond     Contrarian       Quality Plus
                                                   Fund          Income Fund       Bond Fund        Pro Forma         Pro Forma
                                               Target Fund       Target Fund     Acquiring Fund    Adjustments        Combined
                                              ---------------  ---------------   ---------------  ------------     ---------------
ASSETS:
Investments, at cost                          $   187,529,235  $    58,541,809   $   959,960,931  $          -     $ 1,206,031,975
Affiliated investments, at cost                     2,401,769                -                 -             -           2,401,769
                                              ---------------  ---------------   ---------------  ------------     ---------------
Investments, at value                         $   194,427,763  $    59,430,870   $   968,665,931  $          -     $ 1,222,524,564
Affiliated investments, at value                    2,310,741                -                 -             -           2,310,741
Cash                                                      897              943               586             -               2,426
Receivable for:
         Investments sold                                   -                -        27,487,635             -          27,487,635
         Fund shares sold                             188,320           20,941         1,209,199             -           1,418,460
         Interest                                   2,726,780          515,301         8,501,093             -          11,743,174
Expense reimbursement due from
  Investment Advisor                                        -           31,236                 -             -              31,236
Deferred Trustees' compensation plan                    6,853            3,957            18,885             -              29,695
                                              ---------------  ---------------   ---------------  ------------     ---------------
                        TOTAL ASSETS              199,661,354       60,003,248     1,005,883,329             -       1,265,547,931
                                              ---------------  ---------------   ---------------  ------------     ---------------
LIABILITIES:
Payable for:
         Investments purchased                              -        5,155,936         6,185,020             -          11,340,956
         Investments purchased on a delayed
           delivery basis                                   -                -       126,941,936             -         126,941,936
         Fund shares repurchased                      158,426          572,219         5,015,144             -           5,745,789
         Distributions                                578,214                -         1,726,854             -           2,305,068
         Investment advisory fee                       89,173           27,204           384,046             -             500,423
         Administration fee                            10,698                -            48,704             -              59,402
         Transfer agent fee                             6,991           22,013            84,822             -             113,826
         Pricing and bookkeeping fees                   5,258            5,688            10,519             -              21,465
         Trustees' fees                                   147            1,169               327             -               1,643
         Audit fee                                     24,776           22,726            29,973             -              77,475
         Custody fee                                    2,389            1,704             7,337             -              11,430
         Distribution and service fees                  2,278           23,587            12,035             -              37,900
Deferred compensation plan                              6,853            3,957            18,885             -              29,695
Other liabilities                                      17,466           21,631            37,102       111,067(d)          187,266
                                              ---------------  ---------------   ---------------  ------------     ---------------
                        TOTAL LIABILITIES             902,669        5,857,834       140,502,704       111,067         147,374,274
                                              ---------------  ---------------   ---------------  ------------     ---------------
NET ASSETS                                    $   198,758,685  $    54,145,414   $   865,380,625  $   (111,067)(d) $ 1,118,173,657
                                              ===============  ===============   ===============  ============     ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                               $   195,530,380  $    53,032,698   $   846,772,398             -     $ 1,095,335,476
Overdistributed net investment income              (1,579,911)         (50,500)       (1,515,740)     (111,067)(d)      (3,257,218)
Accumulated net realized gain (loss)               (1,999,284)         274,155        11,418,967             -           9,693,838
Unrealized appreciation on investments              6,807,500          889,061         8,705,000             -          16,401,561
                                              ---------------  ---------------   ---------------  ------------     ---------------
NET ASSETS                                    $   198,758,685  $    54,145,414   $   865,380,625  $   (111,067)(d) $ 1,118,173,657
                                              ===============  ===============   ===============  ============     ===============
CLASS A: (a)
Net assets                                    $     1,138,941  $    36,491,276   $     2,105,037  $       (423)    $    39,734,831
Shares outstanding                                    104,494        3,343,272           192,545     3,441,948(e)        3,634,493
                                              ===============  ===============   ===============                   ===============
Net asset value per share (b)                 $         10.90  $         10.91   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============
Maximum sales charge                                     4.75%            4.75%             4.75%                             4.75%
Maximum offering price per share (c)          $         11.44  $         11.45   $         11.45                   $         11.48
                                              ===============  ===============   ===============                   ===============
CLASS B: (a)
Net assets                                    $     1,978,005  $    12,694,218   $     1,540,821  $       (578)    $    16,212,466
Shares outstanding                                    181,478        1,152,351           140,932     1,341,950 (e)       1,482,882
                                              ===============  ===============   ===============                   ===============
Net asset value and offering price per
  share (b)                                   $         10.90  $         11.02   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============
CLASS C: (a)
Net assets                                    $       496,463  $     4,844,260   $       558,470  $       (158)    $     5,899,035
Shares outstanding                                     45,550          440,844            51,082       488,490 (e)         539,572
                                              ===============  ===============   ===============                   ===============
Net asset value and offering price per
  share (b)                                   $         10.90  $         10.99   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============
CLASS G:
Net assets                                    $             -  $             -   $     8,123,752  $       (606)    $     8,123,146
Shares outstanding                                          -                -           743,072             -             743,072
                                              ===============  ===============   ===============                   ===============
Net asset value and offering price per
  share (b)                                                 -                -   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============
CLASS T:
Net assets                                    $             -  $             -   $    35,058,180  $     (2,616)    $    35,055,564
Shares outstanding                                          -                -         3,206,754             -           3,206,754
                                              ===============  ===============   ===============                   ===============
Net asset value per share (b)                 $             -  $             -   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============
Maximum sales charge                                        -                -              4.75%                             4.75%
Maximum offering price per share (c)          $             -  $             -   $         11.48                   $         11.48
                                              ===============  ===============   ===============                   ===============
CLASS Z: (a)
Net assets                                    $   195,145,276  $       115,660   $   817,994,365  $   (106,686)    $ 1,013,148,615
Shares outstanding                                 17,904,742           10,714        74,820,117    17,850,323 (e)      92,670,440
                                              ===============  ===============   ===============                   ===============
Net asset value, offering and redemption
  price per share                             $         10.90  $         10.80   $         10.93                   $         10.93
                                              ===============  ===============   ===============                   ===============

(a) Class A, B, C and Z shares of Columbia Corporate Bond Fund and Columbia Contrarian Income Fund are exchanged for Class A, B, C and Z shares of Columbia Quality Plus Bond shares, respectively, based on the net asset value per share of Columbia Quality Plus Bond Fund's Class A,B,C and Z shares, respectively, at the time of the merger.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

(d) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $46,495, $0 and $64,572 to be borne by Columbia Corporate Bond Fund, Columbia Contrarian Income Fund and Columbia Quality Plus Bond Fund, respectively.

(e) Reflects estimated shares issued to Target Fund at the time of the merger.

Pro-forma Combining
Statement of Operations
For the Twelve Months Ended April 30, 2004 (Unaudited)

                                               Columbia        Columbia      Columbia
                                               Corporate      Contrarian    Quality Plus
                                               Bond Fund     Income Fund     Bond Fund      Pro Forma          Pro Forma
                                              Target Fund    Target Fund   Acquiring Fund   Adjustments         Combined
                                              ------------   ------------  --------------  ------------       ------------
INVESTMENT INCOME:
Interest                                      $  9,587,302   $  2,096,708   $ 41,044,815   $          -       $ 52,728,825
Interest from affiliates                           145,512              -              -              -            145,512
Foreign taxes withheld                                (766)             -         (3,737)             -             (4,503)
                                              ------------   ------------   ------------   ------------       ------------
    Total Investment Income                      9,732,048      2,096,708     41,041,078              -         52,869,834
                                              ------------   ------------   ------------   ------------       ------------
EXPENSES:
Investment advisory fee                          1,299,640        380,889      5,900,129     (1,545,520)         6,035,138 (a)
Administration fee                                 133,833              -        616,595         36,470            786,898 (a)
Distribution fee:
        Class B                                     11,715        100,952         11,023              -            123,690 (a)
        Class C                                      3,165         26,836          3,943              -             33,944 (a)
        Class G                                          -              -         69,092              -             69,092 (a)
Service fee:
        Class A                                      3,031         93,742          4,134              -            100,907 (a)
        Class B                                      3,905         33,651          3,675              -             41,231 (a)
        Class C                                      1,057          8,945          1,311              -             11,313 (a)
        Class G                                          -              -         15,944              -             15,944 (a)
Shareholder services fee - Class T                       -              -         59,667              -             59,667 (a)
Transfer agent fee:
        Class A                                      1,064        134,512          2,383       (106,087)            31,872 (b)
        Class B                                        977         52,752          2,541        (43,255)            13,015 (b)
        Class C                                        231         14,096            547        (11,297)             3,577 (b)
        Class G                                          -              -         16,467         (8,081)             8,386 (b)
        Class I                                                       203              -           (203)                 - (a)
        Class T                                          -              -         60,740        (29,325)            31,415 (b)
        Class Z                                     98,305            285        968,018       (226,782)           839,826 (b)
Pricing and bookkeeping fees                        79,997         49,085        124,854          7,204            261,140 (e)
Trustees' fees                                      14,960          9,785         21,859         (8,249)            38,355 (b)
Custody fee                                         14,855          9,212         51,843              -             75,910
Registration fees                                   96,776         67,141         93,500       (157,417)           100,000 (b)
Non-recurring costs (see Note 5)                     3,255            384         14,485              -             18,124
Other expenses                                      90,969         90,537        150,404       (113,468)           218,442 (b)
                                              ------------   ------------   ------------   ------------       ------------
    Total Operating Expenses                     1,857,735      1,073,007      8,193,154     (2,206,010)         8,917,886
                                              ------------   ------------   ------------   ------------       ------------
    Total Expenses                               1,857,735      1,073,007      8,193,154     (2,206,010)         8,917,886
Fees and expenses waived or reimbursed
  by Investment Advisor                           (201,007)      (507,304)    (1,048,676)     1,756,987                  -
Fees waived by Distributor - Class C                  (628)                         (786)        (5,375)            (6,789) (d)
Fees waived by Transfer Agent:
        Class A                                          -              -            (96)            96                  -  (a)
        Class B                                          -              -              - (c)          -                  -
        Class C                                          -              -              - (c)          -                  -
        Class G                                          -              -              - (c)          -                  -
        Class T                                          -              -             (2)             2                  -
        Class Z                                          -              -            (55)            55                  -
Custody earnings credit                               (698)           (95)          (367)             -             (1,160)
Non-recurring costs assumed by Investment
  Advisor (see Note 5)                              (3,255)          (384)       (14,485)             -            (18,124)
                                              ------------   ------------   ------------   ------------       ------------
    Net Expenses                                 1,652,147        565,224      7,128,687       (454,245)         8,891,813
                                              ------------   ------------   ------------   ------------       ------------
Net Investment Income                            8,079,901      1,531,484     33,912,391        454,245         43,978,021
                                              ------------   ------------   ------------   ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments                   574,927        484,018     18,386,312              -         19,445,257
Net change in unrealized
  appreciation/depreciation on investments      (5,808,877)    (1,194,588)   (43,380,162)             -        (50,383,627)
                                              ------------   ------------   ------------   ------------       ------------
Net Loss                                        (5,233,950)      (710,570)   (24,993,850)             -        (30,938,370)
                                              ------------   ------------   ------------   ------------       ------------
Net Increase in Net Assets from Operations    $  2,845,951   $    820,914   $  8,918,541   $    454,245       $ 13,039,651
                                              ------------   ------------   ------------   ------------       ------------

(a) Based on the contract in effect for Columbia Quality Plus Bond, the surviving fund.

(b) Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c) Amount rounds to less than $1.

    (d) Based on voluntary fee waiver currently in effect for Columbia Quality Plus Bond Fund, the surviving fund.

(e) Adjustment to realign Columbia Corporate Bond Fund's and Columbia Contrarian Income Fund's fees to Columbia Quality Plus Bond Fund's current Quality fee structure.

PRO-FORMA COMBINING
INVESTMENT PORTFOLIO
APRIL 30, 2004 (UNAUDITED)

                                                COLUMBIA CONTRARIAN COLUMBIA CORPORATE   COLUMBIA QUALITY
                                                    INCOME FUND          BOND FUND        PLUS BOND FUND
                                                    TARGET FUND         TARGET FUND       ACQUIRING FUND     PRO FORMA COMBINED
                                                ------------------- ------------------- ------------------- ---------------------
                                                 PAR ($)  VALUE ($)  PAR ($)  VALUE ($)  PAR ($)  VALUE ($)  PAR ($)    VALUE ($)
                                                --------- --------- --------- --------- --------- --------- ---------  ----------
CORPORATE NOTES AND BONDS - 48.7%
   FINANCE - 17.5%
   Alliance Capital Management
   5.625%                        08/15/06         200,000   210,500         -         -         -         -   200,000    210,500
   Allstate Corp.
   5.375%                        12/01/06         350,000   369,589         -         -         -         -   350,000    369,589
   Allstate Corp., Senior Note
   7.875%                        05/01/05               -         - 1,403,000 1,485,075 1,650,000 1,746,525 3,053,000  3,231,600
   American Express Credit Corp.
   1.210%                        12/16/04  (a)  1,000,000 1,000,440         -         -         -         - 1,000,000  1,000,440
   American Express Credit Corp.
   3.000%                        05/16/08               -         - 1,000,000   970,910         -         - 1,000,000    970,910
   American Express Credit Corp.
   Series B, MTN
   4.250%                        02/07/05               -         - 1,000,000 1,018,790         -         - 1,000,000  1,018,790
   American International Group, Inc.
   2.875%                        05/15/08               -         - 1,000,000   971,100         -         - 1,000,000    971,100
   Arch Western Finance,
   6.750%                        07/01/13  (b)    100,000   102,250         -         -         -         -   100,000    102,250
   Bank of America Corp., Senior Note
   4.875%                        01/15/13  (c)          -         - 1,090,000 1,078,206         -         - 1,090,000  1,078,206
   Bank of America Corp., Subordinated Note
   7.750%                        08/15/04  (c)          -         -   700,000   710,710         -         -   700,000    710,710
   Bank of America Corp., Subordinated Note
   8.500%                        12/15/04               -         -   500,000   521,015         -         -   500,000    521,015
   Bank of America Corp., Subordinated Note
   7.625%                        04/15/05  (c)          -         -   500,000   521,825         -         -   500,000    521,825
   Bank One Corp.
   6.000%                        08/01/08         200,000   216,618         -         -         -         -   200,000    216,618
   Bank One Corp., Subordinated Note
   7.875%                        08/01/10               -         - 1,000,000 1,170,170 1,835,000 2,147,262 2,835,000  3,317,432
   Bank One N.A., Illinois, Bank Note
   3.700%                        01/15/08               -         -   350,000   350,889         -         -   350,000    350,889
   Bear Stearns Companies, Inc.
   6.875%                        10/01/05         100,000   106,278         -         -         -         -   100,000    106,278
   Bear Stearns Companies, Inc.
   3.000%                        03/30/06               -         -         -         - 4,500,000 4,532,490 4,500,000  4,532,490
   Bear Stearns Companies, Inc.
   5.700%                        01/15/07         240,000   255,055         -         -         -         -   240,000    255,055
   Bear Stearns Companies, Inc.
   2.875%                        07/02/08               -         -   750,000   718,372         -         -   750,000    718,372
   Boeing Capital Corp.,
   5.650%                        05/16/06         250,000   263,960         -         -         -         -   250,000    263,960
   Boeing Capital Corp.
   5.800%                        01/15/13               -         -   250,000   259,493         -         -   250,000    259,493
   Boeing Capital Corp., Senior Note
   7.100%                        09/27/05               -         -   500,000   531,685         -         -   500,000    531,685
   Boeing Capital Corp., Senior Note
   4.750%                        08/25/08               -         -   755,000   772,508 2,675,000 2,737,033 3,430,000  3,509,541
   Boeing Capital Corp., Senior Note
   6.100%                        03/01/11               -         -   500,000   533,825 3,305,000 3,528,583 3,805,000  4,062,408
   Branch Banking & Trust Co.
   Subordinated Note, Bank Note
   4.875%                        01/15/13               -         - 1,000,000   984,340         -         - 1,000,000    984,340
   Capital One Bank
   4.250%                        12/01/08               -         -   100,000    99,240         -         -   100,000     99,240
   Capital One Bank
   5.750%                        09/15/10               -         -   395,000   412,182 2,215,000 2,311,353 2,610,000  2,723,535
   Capital One Bank, Senior Note
   5.125%                        02/15/14               -         -   500,000   483,015         -         -   500,000    483,015
   Caterpillar Financial Services Corp.
   2.350%                        09/15/06               -         -   500,000   493,225         -         -   500,000    493,225
   Caterpillar Financial Services Corp.
   2.700%                        07/15/08               -         - 1,000,000   957,140         -         - 1,000,000    957,140
   Caterpillar Financial Services Corp.
   Series F, MTN
   4.690%                        04/25/05               -         -   500,000   513,080         -         -   500,000    513,080
   Chubb Corp.
   6.000%                        11/15/11               -         -         -         - 3,300,000 3,509,286 3,300,000  3,509,286
   Citicorp,
   6.375%                        11/15/08         100,000   109,422         -         -         -         -   100,000    109,422
   Citigroup, Inc.
   6.625%                        09/15/05               -         -   250,000   264,070         -         -   250,000    264,070
   Citigroup, Inc.
   1.235%                        03/20/06  (a)    500,000   501,002         -         -         -         -   500,000    501,002

                        See Notes to Investment Portfolio

   Citigroup, Inc.
   5.500%      08/09/06                           100,000   105,922         -         -          -          -    100,000    105,922
   Citigroup, Inc.
   5.125%      05/05/14                                 -         -         -         - 10,150,000 10,068,496 10,150,000 10,068,496
   Citigroup, Inc.
   6.875%      06/01/25                                 -         - 1,000,000 1,078,190          -          -  1,000,000  1,078,190
   Comerica Bank, Subordinated Note
   7.250%      06/15/07                                 -         -         -         -  3,000,000  3,308,730  3,000,000  3,308,730
   Comerica, Inc., Subordinated Note
   7.250%      08/01/07                                 -         -   500,000   546,880  1,130,000  1,235,949  1,630,000  1,782,829
   Countrywide Home Loan
   5.625%      05/15/07                           300,000   318,039         -         -          -          -    300,000    318,039
   Countrywide Home Loan
   Series L, MTN
   2.875%      02/15/07                                 -         - 1,000,000   986,850  7,415,000  7,317,493  8,415,000  8,304,343
   Credit Suisse First Boston USA, Inc.
   1.620%      02/15/07    (a)                    750,000   752,048         -         -          -          -    750,000    752,048
   Deutsche Bank Financial LLC
   5.375%      03/02/15                                 -         -   550,000   548,432  2,460,000  2,452,989  3,010,000  3,001,421
   EOP Operating LP
   5.875%      01/15/13                                 -         -   375,000   384,862          -          -    375,000    384,862
   EOP Operating LP, Senior Note
   7.000%      07/15/11                                 -         -   375,000   416,014          -          -    375,000    416,014
   Ford Motor Credit Co.
   6.875%      02/01/06                           150,000   158,986         -         -          -          -    150,000    158,986
   Ford Motor Credit Co., Senior Note
   7.375%      02/01/11                                 -         -   500,000   533,335  8,265,000  8,816,028  8,765,000  9,349,363
   FPL Group Capital, Inc.
   7.625%      09/15/06                                 -         - 1,000,000 1,101,150          -          -  1,000,000  1,101,150
   General Electric Capital Corp.
   4.250%      01/28/05                           200,000   203,746         -         -          -          -    200,000    203,746
   General Electric Capital Corp.
   1.330%      02/03/06    (a)                    600,000   600,210         -         -          -          -    600,000    600,210
   General Electric Capital Corp.
   3.500%      05/01/08                                 -         -         -         -  1,120,000  1,108,699  1,120,000  1,108,699
   General Electric Capital Corp.
   Debenture
   8.300%      09/20/09                                 -         -         -         -    250,000    296,052    250,000    296,052
   General Electric Capital Corp.
   Series A, MTN
   5.000%      02/15/07                                 -         -   250,000   261,630          -          -    250,000    261,630
   General Electric Capital Corp.
   Series A, MTN
   6.750%      03/15/32                                 -         -         -         -  5,900,000  6,340,081  5,900,000  6,340,081
   General Electric Global Insurance
     Holding Corp.
   6.450%      03/01/19                                 -         - 1,000,000 1,031,830          -          -  1,000,000  1,031,830
   General Motors Acceptance Corp.
   6.850%      06/17/04                           300,000   301,893                                              300,000    301,893
   General Motors Acceptance Corp., Debenture
   8.375%      07/15/33                                 -         -         -         -  6,200,000  6,694,326  6,200,000  6,694,326
   Golden West Financial Corp.
   Senior Note
   4.125%      08/15/07                                 -         - 1,000,000 1,025,270          -          -  1,000,000  1,025,270
   Goldman Sachs Group, Inc.
   7.800%      01/28/10                           150,000   173,847         -         -          -          -    150,000    173,847
   Goldman Sachs Group, Inc.
   6.875%      01/15/11                           150,000   168,679         -         -  2,240,000  2,518,947  2,390,000  2,687,626
   Goldman Sachs Group, Inc.
   6.600%      01/15/12                                 -         -   500,000   548,555          -          -    500,000    548,555
   Goldman Sachs Group, Inc.
   5.700%      09/01/12                           400,000   413,360         -         -          -          -    400,000    413,360
   Goldman Sachs Group, Inc.
   4.750%      07/15/13                                 -         -         -         -  2,275,000  2,167,302  2,275,000  2,167,302
   Heller Financial, Inc.,
   6.375%      03/15/06                           100,000   106,910         -         -          -          -    100,000    106,910
   Household Finance Corp.
   7.200%      07/15/06                           100,000   108,868         -         -          -          -    100,000    108,868
   Household Finance Corp.
   6.400%      06/17/08                           250,000   272,260         -         -          -          -    250,000    272,260
   Household Finance Corp.
   6.375%      10/15/11                                 -         -   635,000   689,140          -          -    635,000    689,140
   International Lease Finance Corp.
   2.390%      01/13/05    (a)                    900,000   907,407         -         -          -          -    900,000    907,407
   International Lease Finance Corp.
   Series O, MTN
   4.000%      01/17/06                                 -         -   375,000   383,696          -          -    375,000    383,696
   International Lease Finance Corp.
   Series P, MTN
   3.125%      05/03/07                                 -         -         -         -  4,720,000  4,684,081  4,720,000  4,684,081
   iStar Financial, Inc.
   8.750%      08/15/08                            34,000    38,080         -         -          -          -     34,000     38,080
   J.P. Morgan Chase & Co.
   7.625%      09/15/04                           100,000   101,957         -         -          -          -    100,000    101,957

                        See Notes to Investment Portfolio

   J.P. Morgan Chase & Co.
   Senior Note
   5.250%      05/30/07                                -         -    500,000   526,530         -         -   500,000    526,530
   J.P. Morgan Chase & Co.
   Subordinated Note
   6.750%      02/01/11                                -         -    700,000   778,617         -         -   700,000    778,617
   J.P. Morgan Chase & Co.
   Subordinated Note
   5.750%      01/02/13                                -         -          -         - 7,760,000 8,065,356 7,760,000  8,065,356
   John Hancock Global Funding II
   5.000%      07/27/07    (b)                         -         -    750,000   785,242         -         -   750,000    785,242
   KeyBank, N.A., Senior Note, Bank Note
   4.100%      06/30/05                                -         -  1,000,000 1,019,590         -         - 1,000,000  1,019,590
   KFW International Finance
   2.500%      10/17/05                                -         -  1,000,000 1,004,900 4,750,000 4,773,275 5,750,000  5,778,175
   Lehman Brothers Holdings, Inc.
   4.000%      01/22/08                                -         -    325,000   327,275         -         -   325,000    327,275
   Lehman Brothers Holdings, Inc.
   6.625%      02/15/08                          350,000   385,063          -         -         -         -   350,000    385,063
   Lincoln National Corp.
   6.500%      03/15/08                          100,000   108,857          -         -         -         -   100,000    108,857
   Marsh & McLennan Companies, Inc.
   3.625%      02/15/08                                -         -          -         - 1,895,000 1,882,379 1,895,000  1,882,379
   Marsh & McLennan Companies, Inc.
   Senior Note
   5.375%      03/15/07                                -         -  1,500,000 1,584,930         -         - 1,500,000  1,584,930
   Marshall & Ilsley Bank
   Subordinated Note
   6.375%      09/01/11                                -         -  1,015,000 1,112,684 3,000,000 3,288,720 4,015,000  4,401,404
   Mellon Funding Corp.
   7.500%      06/15/05                                -         -    750,000   794,010         -         -   750,000    794,010
   Mellon Funding Corp.,
   6.400%      05/14/11                          150,000   164,736          -         -         -         -   150,000    164,736
   Mellon Funding Corp.
   Subordinated Note
   6.375%      02/15/10                                -         -          -         - 2,645,000 2,887,732 2,645,000  2,887,732
   Merrill Lynch & Co., Inc.
   6.550%      08/01/04                                 -         -    550,000  556,963         -         -   550,000    556,963
   Merrill Lynch & Co., Inc.
   6.560%      12/16/07                           250,000   274,165          -        -         -         -   250,000    274,165
   Merrill Lynch & Co., Inc.
   Series B, MTN
   5.300%      09/30/15                                 -         -          -        - 6,600,000 6,500,340 6,600,000  6,500,340
   MetLife, Inc., Senior Note
   6.125%      12/01/11                                 -         -          -        - 4,000,000 4,306,920 4,000,000  4,306,920
   Morgan Stanley Dean Witter
   7.750%      06/15/05                                 -         -    750,000  796,380         -         -   750,000    796,380
   Morgan Stanley Dean Witter
   5.300%      03/01/13                                 -         -    500,000  501,735         -         -   500,000    501,735
   Morgan Stanley Dean Witter
   Unsubordinated Note
   6.100%      04/15/06                                 -         -    500,000  532,690 2,040,000 2,173,375 2,540,000  2,706,065
   National City Corp., Subordinated Note
   5.750%      02/01/09                                 -         -          -        - 3,000,000 3,206,400 3,000,000  3,206,400
   National Rural Utilities Cooperative
   Finance Corp.
   6.000%      05/15/06                                 -         -          -        - 1,525,000 1,620,160 1,525,000  1,620,160
   Northern Trust Co., Subordinated Note
   6.300%      03/07/11                                 -         -          -        - 2,700,000 2,950,074 2,700,000  2,950,074
   Prudential Financial, Inc.
   Series B, MTN
   4.750%      04/01/14                                 -         -          -        - 2,900,000 2,754,739 2,900,000  2,754,739
   Regions Financial Corp.
   Subordinated Note
   7.000%      03/01/11                                 -         -    250,000  280,895         -         -   250,000    280,895
   Simon Property Group LP
   5.450%      03/15/13                                 -         -          -        - 5,905,000 5,913,149 5,905,000  5,913,149
   SLM Corp.
   1.370%      01/25/06    (a)                  1,000,000 1,002,943          -        -         -         - 1,000,000  1,002,943
   SunTrust Bank, Atlanta
   Subordinated Note, Bank Note
   7.250%      09/15/06                                 -         -    500,000  545,700 2,000,000 2,182,800 2,500,000  2,728,500
   SunTrust Bank, Atlanta
   Subordinated Note, Bank Note
   5.450%      12/01/17                                 -         -    300,000  300,867         -         -   300,000    300,867
   SunTrust Bank, Central Florida
   Subordinated Note, Bank Note
   6.900%      07/01/07                                 -         -          -        - 1,300,000 1,438,892 1,300,000  1,438,892
   Textron Financial Corp., MTN
   2.750%      06/01/06                                 -         -    500,000  498,220         -         -   500,000    498,220
   Toyota Motor Credit Corp.
   5.650%      01/15/07                           200,000   213,698          -        -         -         -   200,000    213,698
   U.S. Bancorp, Series J
   Senior Note, MTN
   6.875%      12/01/04                                 -         -    500,000  515,900         -         -   500,000    515,900

                        See Notes to Investment Portfolio

U.S. Bancorp, Series N
Senior Note, MTN
5.100%      07/15/07                                       -          -          250,000    262,952                -
U.S. Bancorp, Series N
Senior Note, MTN
3.125%      03/15/08                                       -          -          200,000    196,218                -
U.S. Bank, N.A., Subordinated Note
6.300%      02/04/14                                       -          -        1,000,000  1,081,660                -
USAA Capital Corp.
Series B, MTN
3.130%      12/15/05    (b)                                -          -        1,500,000  1,518,435                -
Wachovia Corp.
6.950%      11/01/04                                       -          -          714,000    733,235                -
Wachovia Corp.
4.950%      11/01/06                                       -          -        1,000,000  1,058,570                -
Wachovia Corp., Senior Note
3.625%      02/17/09                                       -          -                -          -        5,000,000
Washington Mutual, Inc.
7.500%      08/15/06                                       -          -        1,000,000  1,101,840                -
Washington Mutual, Inc.
6.875%      06/15/11                                 160,000    179,187                -          -                -
Wells Fargo & Co.
1.150%      03/24/05    (a)                          500,000    499,685                -          -                -
Wells Fargo & Co.
5.900%      05/21/06                                       -          -          500,000    532,045                -
Wells Fargo & Co.
5.125%      09/01/12                                 250,000    252,440                -          -                -
Wells Fargo & Co., Senior Note
7.250%      08/24/05                                       -          -                -          -        2,000,000
Wells Fargo Bank, N.A.
Subordinated Note
6.450%      02/01/11                                       -          -          500,000    551,535          300,000
Wells Fargo Financial, Inc.
6.125%      02/15/06                                  50,000     53,132                -          -                -
Wells Fargo Financial, Inc.
5.875%      08/15/08                                 150,000    162,165                -          -                -
Wells Fargo Financial, Inc.
Senior Note
7.500%      04/15/05                                       -          -          525,000    552,814                -
                                                             ----------                  ----------
                                               Finance Total 11,163,397    Finance Total 45,409,131    Finance Total
                                                             ----------                  ----------
COMMUNICATIONS - 5.2%
AOL Time Warner, Inc.
6.875%      05/01/12                                       -          -                -          -        3,985,000
AOL Time Warner, Inc.
7.625%      04/15/31                                       -          -                -          -        5,715,000
AT&T Broadband Corp.
8.375%      03/15/03                                  84,000    100,104                -          -                -
AT&T Wireless Services, Inc.
8.125%      05/01/12                                       -          -                -          -        3,645,000
BellSouth Capital Funding, Debenture
7.875%      02/15/30                                       -          -                -          -        3,145,000
CBS Corp.
7.150%      05/20/05                                  75,000     78,980                -          -                -
Cingular Wireless LLC, Senior Note
5.625%      12/15/06                                       -          -          500,000    528,790                -
Clear Channel Communications, Inc.
4.250%      05/15/09                                       -          -          500,000    496,375                -
Comcast Cable Communications, Inc.
6.200%      11/15/08                                  50,000     53,605                -          -                -
Comcast Cable Communications, Inc.
6.875%      06/15/09                                 100,000    110,181                -          -                -
Comcast Cable Communications, Inc.
8.875%      05/01/17                                       -          -                -          -        3,295,000
Comcast Cable Communications, Inc.
Senior Note
6.875%      06/15/09                                       -          -          500,000    550,905                -
Cox Communications, Inc.
7.750%      11/01/10                                       -          -        1,000,000  1,142,860        2,990,000
Dex Media East LLC,
12.125%     11/15/12                                  75,000     87,000                -          -                -
DirecTV Holdings
8.375%      03/15/13                                 125,000    141,250                -          -                -
Disney (Walt) Co.
4.875%      07/02/04                                 150,000    150,810                -          -                -
Disney (Walt) Co.
7.300%      02/08/05                                       -          -                -          -        1,600,000
Disney (Walt) Co.
6.375%      03/01/12                                       -          -        1,250,000  1,345,025                -
EchoStar DBS Corp.,
5.750%      10/01/08    (b)                          200,000    200,500                -          -                -
Gannett Co., Inc.
4.950%      04/01/05                                       -          -        1,250,000  1,285,188                -
Gannett Co., Inc.

U.S. Bancorp, Series N
Senior Note, MTN
5.100%      07/15/07                                      -         250,000     262,952
U.S. Bancorp, Series N
Senior Note, MTN
3.125%      03/15/08                                      -         200,000     196,218
U.S. Bank, N.A., Subordinated Note
6.300%      02/04/14                                      -       1,000,000   1,081,660
USAA Capital Corp.
Series B, MTN
3.130%      12/15/05    (b)                               -       1,500,000   1,518,435
Wachovia Corp.
6.950%      11/01/04                                      -         714,000     733,235
Wachovia Corp.
4.950%      11/01/06                                      -       1,000,000   1,058,570
Wachovia Corp., Senior Note
3.625%      02/17/09                              4,905,000       5,000,000   4,905,000
Washington Mutual, Inc.
7.500%      08/15/06                                      -       1,000,000   1,101,840
Washington Mutual, Inc.
6.875%      06/15/11                                      -         160,000     179,187
Wells Fargo & Co.
1.150%      03/24/05    (a)                               -         500,000     499,685
Wells Fargo & Co.
5.900%      05/21/06                                      -         500,000     532,045
Wells Fargo & Co.
5.125%      09/01/12                                      -         250,000     252,440
Wells Fargo & Co., Senior Note
7.250%      08/24/05                              2,129,060       2,000,000   2,129,060
Wells Fargo Bank, N.A.
Subordinated Note
6.450%      02/01/11                                330,921         800,000     882,456
Wells Fargo Financial, Inc.
6.125%      02/15/06                                      -          50,000      53,132
Wells Fargo Financial, Inc.
5.875%      08/15/08                                      -         150,000     162,165
Wells Fargo Financial, Inc.
Senior Note
7.500%      04/15/05                                      -         525,000     552,814
                                                -----------                 -----------
                                                138,830,997   Finance Total 195,403,525
                                                -----------                 -----------
COMMUNICATIONS - 5.2%
AOL Time Warner, Inc.
6.875%      05/01/12                              4,354,449       3,985,000   4,354,449
AOL Time Warner, Inc.
7.625%      04/15/31                              6,237,637       5,715,000   6,237,637
AT&T Broadband Corp.
8.375%      03/15/03                                      -          84,000     100,104
AT&T Wireless Services, Inc.
8.125%      05/01/12                              4,249,377       3,645,000   4,249,377
BellSouth Capital Funding, Debenture
7.875%      02/15/30                              3,702,105       3,145,000   3,702,105
CBS Corp.
7.150%      05/20/05                                      -          75,000      78,980
Cingular Wireless LLC, Senior Note
5.625%      12/15/06                                      -         500,000     528,790
Clear Channel Communications, Inc.
4.250%      05/15/09                                      -         500,000     496,375
Comcast Cable Communications, Inc.
6.200%      11/15/08                                      -          50,000      53,605
Comcast Cable Communications, Inc.
6.875%      06/15/09                                      -         100,000     110,181
Comcast Cable Communications, Inc.
8.875%      05/01/17                              4,090,479       3,295,000   4,090,479
Comcast Cable Communications, Inc.
Senior Note
6.875%      06/15/09                                      -         500,000     550,905
Cox Communications, Inc.
7.750%      11/01/10                              3,417,151       3,990,000   4,560,011
Dex Media East LLC,
12.125%     11/15/12                                      -          75,000      87,000
DirecTV Holdings
8.375%      03/15/13                                      -         125,000     141,250
Disney (Walt) Co.
4.875%      07/02/04                                      -         150,000     150,810
Disney (Walt) Co.
7.300%      02/08/05                              1,663,760       1,600,000   1,663,760
Disney (Walt) Co.
6.375%      03/01/12                                      -       1,250,000   1,345,025
EchoStar DBS Corp.,
5.750%      10/01/08    (b)                               -         200,000     200,500
Gannett Co., Inc.
4.950%      04/01/05                                      -       1,250,000   1,285,188
Gannett Co., Inc.

                        See Notes to Investment Portfolio

5.500%      04/01/07                                       -              -                        -          -
GTE South, Inc.
6.000%      02/15/08                                 100,000        106,588                        -          -
GTE Southwest, Inc., Debenture
6.000%      01/15/06                                       -              -                1,000,000  1,055,150
Houghton Mifflin Co.
9.875%      02/01/13                                  20,000         19,700                        -          -
L-3 Communications Corp.
7.625%      06/15/12                                 200,000        214,000                        -          -
New England Telephone & Telegraph
7.650%      06/15/07                                       -              -                        -          -
News America, Inc.
4.750%      03/15/10                                       -              -                  200,000    200,604
Nextel Communications
9.500%      02/01/11                                 150,000        170,250                        -          -
Pacific Bell
6.250%      03/01/05                                 100,000        103,587                        -          -
Pacific Bell, Debenture
7.125%      03/15/26                                       -              -                        -          -
Rogers Cable, Inc.
7.875%      05/01/12                                  75,000         81,351                        -          -
SBC Communications, Inc.
5.750%      05/02/06                                       -              -                  850,000    899,980
SBC Communications, Inc.
6.250%      03/15/11                                       -              -                  240,000    257,525
SBC Communications, Inc.
5.875%      02/01/12                                 315,000        329,210                        -          -
Sinclair Broadcasting Group
8.750%      12/15/11                                 100,000        109,500                        -          -
Sprint Capital Corp.
6.000%      01/15/07                                       -              -                  300,000    318,840
Sprint Capital Corp.
7.625%      01/30/11                                       -              -                  160,000    180,640
Sprint Capital Corp.
6.900%      05/01/19                                       -              -                  505,000    524,922
Sprint Capital Corp.
6.875%      11/15/28                                       -              -                        -          -
Tele-Communications-TCI Group
Senior Note
7.250%      08/01/05                                       -              -                  500,000    527,520
USA Networks, Inc.
6.750%      11/15/05                                  50,000         53,028                        -          -
Verizon New England, Inc.
Senior Note
6.500%      09/15/11                                       -              -                        -          -
Verizon Virginia, Inc., Series
  A, Debenture
4.625%      03/15/13                                       -              -                  530,000    501,369
Verizon Wireless, Inc.
5.375%      12/15/06                                       -              -                  350,000    369,505
Viacom, Inc.
6.625%      05/15/11                                       -              -                  500,000    552,965
Viacom, Inc.
5.625%      08/15/12                                 325,000        337,506                        -          -
                                                                  ---------                          ----------
                                        Communications Total      2,447,150     Communications Total 10,738,163
                                                                  ---------                          ----------
CONSUMER STAPLES - 7.0%
AmerisourceBergen Corp.
8.125%      09/01/08                                 125,000        138,125                        -          -
Anheuser-Busch Companies, Inc.
Senior Note
6.000%      04/15/11                                       -              -                1,287,000  1,394,683
Apogent Technologies, Inc.
6.500%      05/15/13                                 150,000        158,250                        -          -
Avery Dennison Corp.
4.875%      01/15/13                                       -              -                  180,000    177,802
Avon Products, Inc.
6.900%      11/15/04                                       -              -                1,000,000  1,028,320
Baxter International, Inc.
5.250%      05/01/07                                       -              -                1,500,000  1,572,585
Becton, Dickinson & Co., Debenture
4.550%      04/15/13                                       -              -                  200,000    192,880
Becton, Dickinson & Co., Debenture
4.900%      04/15/18                                       -              -                  100,000     95,614
Becton, Dickinson & Co., Debenture
6.700%      08/01/28                                       -              -                1,000,000  1,076,050
Block Financial Corp.
6.750%      11/01/04                                       -              -                  250,000    256,093
Cardinal Health, Inc.
4.000%      06/15/15                                       -              -                  200,000    178,536
Cargill, Inc.
6.375%      06/01/12    (b)                                -              -                1,000,000  1,080,080
Cendant Corp.
6.875%      08/15/06                                       -              -                  100,000    107,882
Coca-Cola Co.

5.500%      04/01/07                                      1,100,000  1,167,133                 1,100,000  1,167,133
GTE South, Inc.
6.000%      02/15/08                                              -          -                   100,000    106,588
GTE Southwest, Inc., Debenture
6.000%      01/15/06                                              -          -                 1,000,000  1,055,150
Houghton Mifflin Co.
9.875%      02/01/13                                              -          -                    20,000     19,700
L-3 Communications Corp.
7.625%      06/15/12                                              -          -                   200,000    214,000
New England Telephone & Telegraph
7.650%      06/15/07                                      3,000,000  3,351,630                 3,000,000  3,351,630
News America, Inc.
4.750%      03/15/10                                              -          -                   200,000    200,604
Nextel Communications
9.500%      02/01/11                                              -          -                   150,000    170,250
Pacific Bell
6.250%      03/01/05                                              -          -                   100,000    103,587
Pacific Bell, Debenture
7.125%      03/15/26                                      1,400,000  1,512,462                 1,400,000  1,512,462
Rogers Cable, Inc.
7.875%      05/01/12                                              -          -                    75,000     81,351
SBC Communications, Inc.
5.750%      05/02/06                                      3,100,000  3,282,280                 3,950,000  4,182,260
SBC Communications, Inc.
6.250%      03/15/11                                              -          -                   240,000    257,525
SBC Communications, Inc.
5.875%      02/01/12                                              -          -                   315,000    329,210
Sinclair Broadcasting Group
8.750%      12/15/11                                              -          -                   100,000    109,500
Sprint Capital Corp.
6.000%      01/15/07                                      1,450,000  1,541,060                 1,750,000  1,859,900
Sprint Capital Corp.
7.625%      01/30/11                                              -          -                   160,000    180,640
Sprint Capital Corp.
6.900%      05/01/19                                              -          -                   505,000    524,922
Sprint Capital Corp.
6.875%      11/15/28                                      2,800,000  2,757,720                 2,800,000  2,757,720
Tele-Communications-TCI Group
Senior Note
7.250%      08/01/05                                              -          -                   500,000    527,520
USA Networks, Inc.
6.750%      11/15/05                                              -          -                    50,000     53,028
Verizon New England, Inc.
Senior Note
6.500%      09/15/11                                      3,400,000  3,695,528                 3,400,000  3,695,528
Verizon Virginia, Inc., Series
  A, Debenture
4.625%      03/15/13                                              -          -                   530,000    501,369
Verizon Wireless, Inc.
5.375%      12/15/06                                              -          -                   350,000    369,505
Viacom, Inc.
6.625%      05/15/11                                              -          -                   500,000    552,965
Viacom, Inc.
5.625%      08/15/12                                              -          -                   325,000    337,506
                                                                    ----------                           ----------
                                               Communications Total 45,022,771      Communications Total 58,208,084
                                                                    ----------                           ----------
CONSUMER STAPLES - 7.0%
AmerisourceBergen Corp.
8.125%      09/01/08                                              -          -                   125,000    138,125
Anheuser-Busch Companies, Inc.
Senior Note
6.000%      04/15/11                                              -          -                 1,287,000  1,394,683
Apogent Technologies, Inc.
6.500%      05/15/13                                              -          -                   150,000    158,250
Avery Dennison Corp.
4.875%      01/15/13                                              -          -                   180,000    177,802
Avon Products, Inc.
6.900%      11/15/04                                      2,000,000  2,056,640                 3,000,000  3,084,960
Baxter International, Inc.
5.250%      05/01/07                                              -          -                 1,500,000  1,572,585
Becton, Dickinson & Co., Debenture
4.550%      04/15/13                                              -          -                   200,000    192,880
Becton, Dickinson & Co., Debenture
4.900%      04/15/18                                              -          -                   100,000     95,614
Becton, Dickinson & Co., Debenture
6.700%      08/01/28                                      1,750,000  1,883,087                 2,750,000  2,959,137
Block Financial Corp.
6.750%      11/01/04                                              -          -                   250,000    256,093
Cardinal Health, Inc.
4.000%      06/15/15                                              -          -                   200,000    178,536
Cargill, Inc.
6.375%      06/01/12    (b)                               2,000,000  2,160,160                 3,000,000  3,240,240
Cendant Corp.
6.875%      08/15/06                                              -          -                   100,000    107,882
Coca-Cola Co.

                        See Notes to Investment Portfolio

4.000%      06/01/05                                   -                 -               -              -       3,000,000
Coca-Cola Co.
5.750%      03/15/11                             100,000           107,307         500,000        536,535               -
Coca-Cola Enterprises, Inc.
8.000%      01/04/05                                   -                 -       1,000,000      1,041,910               -
Coca-Cola Enterprises, Inc.
5.375%      08/15/06                             125,000           131,472               -              -               -
Coca-Cola Enterprises, Inc.
4.375%      09/15/09                             500,000           504,825               -              -               -
Coca-Cola Enterprises, Inc., Debenture
7.125%      08/01/17                                   -                 -               -              -       1,650,000
Coca-Cola Enterprises, Inc., Debenture
6.950%      11/15/26                                   -                 -         491,000        542,732               -
Colgate Palmolive Co.
3.980%      04/29/05                             300,000           306,318               -              -               -
Colgate-Palmolive Co., Series D, MTN
5.340%      03/27/06                             100,000           105,140               -              -       1,000,000
Colgate-Palmolive Co., Series D, MTN
7.950%      06/01/10                                   -                 -               -              -       3,300,000
Colgate-Palmolive Co., Series E, MTN
5.980%      04/25/12                                   -                 -       1,300,000      1,402,466               -
ConAgra Foods, Inc.
6.000%      09/15/06                             250,000           266,555               -              -               -
ConAgra Foods, Inc.
6.750%      09/15/11                                   -                 -         500,000        553,320               -
Constellation Brands, Inc.
8.125%      01/15/12                              75,000            81,375               -              -               -
Cott Beverages, Inc.
8.000%      12/15/11                              25,000            27,187               -              -               -
Diageo Capital PLC
7.250%      11/01/09                             100,000           114,018               -              -               -
Eli Lilly & Co.
5.500%      07/15/06                             100,000           105,739               -              -               -
Eli Lilly & Co.
2.900%      03/15/08                                   -                 -       1,180,000      1,148,659               -
Eli Lilly & Co.
6.000%      03/15/12                             325,000           351,390               -              -               -
Estee Lauder Companies, Inc.
Senior Note
6.000%      01/15/12                                   -                 -       1,000,000      1,073,090               -
General Mills, Inc.
5.125%      02/15/07                             400,000           418,188               -              -               -
Gillette Co.
4.000%      06/30/05                             400,000           409,516               -              -       2,000,000
Gillette Co., Senior Note
4.125%      08/30/07                                   -                 -       1,000,000      1,023,010               -
Hershey Foods Corp., Debenture
7.200%      08/15/27                                   -                 -         330,000        377,269               -
Kellogg Co., Series B
6.000%      04/01/06                                   -                 -       1,000,000      1,060,440               -
Kraft Foods, Inc.
1.320%      11/26/04    (a)                    1,000,000         1,000,810               -              -               -
Kroger Co.
6.200%      06/15/12                                   -                 -       1,000,000      1,062,080               -
Kroger Co.
7.000%      05/01/18                             100,000           108,494               -              -               -
Kroger Co.
7.500%      04/01/31                                   -                 -               -              -       1,715,000
Kroger Co., Senior Note
8.000%      09/15/29                                   -                 -               -              -       2,555,000
Limited Brands, Inc.
6.125%      12/01/12                                   -                 -       1,500,000      1,582,275               -
Medco Health Solutions, Inc., Senior Note
7.250%      08/15/13                                   -                 -         500,000        538,775               -
Merck & Co., Inc.
5.250%      07/01/06                                   -                 -       1,000,000      1,051,540               -
Newell Rubbermaid, Inc.
6.000%      03/15/07                                   -                 -         300,000        318,606               -
Omnicare, Inc.,
8.125%      03/15/11                              25,000            27,438               -              -               -
Pepsi Bottling Group, Inc.
5.625%      02/17/09    (b)                      550,000           588,407               -              -               -
Pepsi Bottling Group, Inc.
Series B, Senior Note
7.000%      03/01/29                                   -                 -               -              -       2,600,000
Pharmacia Corp., Debenture
6.500%      12/01/18                                   -                 -       1,000,000      1,115,400               -
Procter & Gamble Co.
4.000%      04/30/05                             400,000           408,288               -              -               -
Procter & Gamble Co.
Unsubordinated Note
6.600%      12/15/04                                   -                 -         250,000        257,600               -
Procter & Gamble Co.
Unsubordinated Note

4.000%      06/01/05                                   3,067,740         3,000,000         3,067,740
Coca-Cola Co.
5.750%      03/15/11                                           -           600,000           643,842
Coca-Cola Enterprises, Inc.
8.000%      01/04/05                                           -         1,000,000         1,041,910
Coca-Cola Enterprises, Inc.
5.375%      08/15/06                                           -           125,000           131,472
Coca-Cola Enterprises, Inc.
4.375%      09/15/09                                           -           500,000           504,825
Coca-Cola Enterprises, Inc., Debenture
7.125%      08/01/17                                   1,899,744         1,650,000         1,899,744
Coca-Cola Enterprises, Inc., Debenture
6.950%      11/15/26                                           -           491,000           542,732
Colgate Palmolive Co.
3.980%      04/29/05                                           -           300,000           306,318
Colgate-Palmolive Co., Series D, MTN
5.340%      03/27/06                                   1,051,400         1,100,000         1,156,540
Colgate-Palmolive Co., Series D, MTN
7.950%      06/01/10                                   3,933,006         3,300,000         3,933,006
Colgate-Palmolive Co., Series E, MTN
5.980%      04/25/12                                           -         1,300,000         1,402,466
ConAgra Foods, Inc.
6.000%      09/15/06                                           -           250,000           266,555
ConAgra Foods, Inc.
6.750%      09/15/11                                           -           500,000           553,320
Constellation Brands, Inc.
8.125%      01/15/12                                           -            75,000            81,375
Cott Beverages, Inc.
8.000%      12/15/11                                           -            25,000            27,187
Diageo Capital PLC
7.250%      11/01/09                                           -           100,000           114,018
Eli Lilly & Co.
5.500%      07/15/06                                           -           100,000           105,739
Eli Lilly & Co.
2.900%      03/15/08                                           -         1,180,000         1,148,659
Eli Lilly & Co.
6.000%      03/15/12                                           -           325,000           351,390
Estee Lauder Companies, Inc.
Senior Note
6.000%      01/15/12                                           -         1,000,000         1,073,090
General Mills, Inc.
5.125%      02/15/07                                           -           400,000           418,188
Gillette Co.
4.000%      06/30/05                                   2,047,580         2,400,000         2,457,096
Gillette Co., Senior Note
4.125%      08/30/07                                           -         1,000,000         1,023,010
Hershey Foods Corp., Debenture
7.200%      08/15/27                                           -           330,000           377,269
Kellogg Co., Series B
6.000%      04/01/06                                           -         1,000,000         1,060,440
Kraft Foods, Inc.
1.320%      11/26/04    (a)                                    -         1,000,000         1,000,810
Kroger Co.
6.200%      06/15/12                                           -         1,000,000         1,062,080
Kroger Co.
7.000%      05/01/18                                           -           100,000           108,494
Kroger Co.
7.500%      04/01/31                                   1,899,946         1,715,000         1,899,946
Kroger Co., Senior Note
8.000%      09/15/29                                   2,973,075         2,555,000         2,973,075
Limited Brands, Inc.
6.125%      12/01/12                                           -         1,500,000         1,582,275
Medco Health Solutions, Inc., Senior Note
7.250%      08/15/13                                           -           500,000           538,775
Merck & Co., Inc.
5.250%      07/01/06                                           -         1,000,000         1,051,540
Newell Rubbermaid, Inc.
6.000%      03/15/07                                           -           300,000           318,606
Omnicare, Inc.,
8.125%      03/15/11                                           -            25,000            27,438
Pepsi Bottling Group, Inc.
5.625%      02/17/09    (b)                                    -           550,000           588,407
Pepsi Bottling Group, Inc.
Series B, Senior Note
7.000%      03/01/29                                   2,884,674         2,600,000         2,884,674
Pharmacia Corp., Debenture
6.500%      12/01/18                                           -         1,000,000         1,115,400
Procter & Gamble Co.
4.000%      04/30/05                                           -           400,000           408,288
Procter & Gamble Co.
Unsubordinated Note
6.600%      12/15/04                                           -           250,000           257,600
Procter & Gamble Co.
Unsubordinated Note

                        See Notes to Investment Portfolio

6.875%      09/15/09                                                    -           -                  1,250,000      1,413,975
Safeway, Inc.
6.150%      03/01/06                                                    -           -                    750,000        793,778
Safeway, Inc.
6.500%      11/15/08                                              100,000     108,600                          -              -
Safeway, Inc.
5.800%      08/15/12                                              300,000     308,115                          -              -
Sara Lee Corp.
6.250%      09/15/11                                                    -           -                  1,000,000      1,094,850
Select Medical Corp.,
9.500%      06/15/09                                               25,000      27,375                          -              -
Schering-Plough Corp., Senior Note
5.300%      12/01/13                                                    -           -                          -              -
Sysco Corp.
4.750%      07/30/05                                              350,000     361,172                    400,000        412,768
Sysco Corp., Debenture
6.500%      08/01/28                                                    -           -                    968,000      1,048,267
Sysco Corp., Senior Note
7.000%      05/01/06                                              100,000     108,095                          -              -
Triad Hospitals, Inc.,
8.750%      05/01/09                                              200,000     221,000                          -              -
Unilever Capital Corp.
6.875%      11/01/05                                                    -           -                  1,500,000      1,598,955
Unilever Capital Corp.
7.125%      11/01/10                                                    -           -                          -              -
UnitedHealth Group, Inc.,
5.200%      01/17/07                                              250,000     262,732                          -              -
Wal-Mart Stores, Inc.
4.150%      06/15/05                                                    -           -                  1,000,000      1,024,020
Wal-Mart Stores, Inc.
5.450%      08/01/06                                              150,000     158,488                          -              -
Wal-Mart Stores, Inc.
8.000%      09/15/06                                              100,000     111,409                          -              -
Wal-Mart Stores, Inc.
6.875%      08/10/09                                              250,000     281,253                          -              -
Wyeth
4.375%      03/01/08                                                    -           -                  1,000,000      1,019,590
Wyeth
5.500%      02/01/14                                              340,000     337,433                          -              -
                                                                            ---------                                ----------
                                                   Consumer Staples Total   7,644,514     Consumer Staples Total     30,252,435
                                                                            ---------                                ----------
INDUSTRIAL - 5.7%
3M Co., Debenture
6.375%      02/15/28                                                    -           -                  1,250,000      1,324,500
Abbott Laboratories
6.400%      12/01/06                                              600,000     650,064                          -              -
Airgas, Inc.
9.125%      10/01/11                                              150,000     169,500                          -              -
Allied Waste North America, Inc.
7.875%      01/01/09                                               11,000      11,385                          -              -
EquiStar Chemical Funding
10.625%     05/01/11                                               50,000      55,875                          -              -
BAE Systems Holdings, Inc.
6.400%      12/15/11    (b)                                             -           -                    350,000        372,180
Ball Corp.
6.875%      12/15/12                                              175,000     185,500                          -              -
Bemis Co., Inc.
6.500%      08/15/08                                                    -           -                    250,000        275,418
Black & Decker Corp., Senior Note
7.125%      06/01/11                                                    -           -                    500,000        569,020
Burlington Northern Santa Fe Corp.
6.125%      03/15/09                                                    -           -                  1,000,000      1,075,870
Burlington Northern Santa Fe Corp.
6.750%      07/15/11                                              150,000     166,840                          -              -
Cooper Industries, Inc.
6.375%      05/08/08                                               50,000      54,060                          -              -
CSX Corp.
6.750%      03/15/11                                              100,000     109,985                          -              -
CSX Corp.
5.500%      08/01/13                                                    -           -                          -              -
DaimlerChrysler N.A. Holding Corp.
4.050%      06/04/08                                                    -           -                    500,000        490,500
Deere & Co.
6.950%      04/25/14                                              200,000     227,144                          -              -
Deere & Co., Debenture
7.850%      05/15/10                                                    -           -                  1,000,000      1,168,610
Dow Chemical
6.000%      10/01/12                                                    -           -                          -              -
Eastman Chemical Co.
3.250%      06/15/08                                                    -           -                    475,000        456,983
Eastman Chemical Co.
7.000%      04/15/12                                                    -           -                          -              -
Eastman Chemical Co.
6.300%      11/15/18                                                    -           -                    120,000        121,720


6.875%      09/15/09                                            -                 -                1,250,000     1,413,975
Safeway, Inc.
6.150%      03/01/06                                            -                 -                  750,000       793,778
Safeway, Inc.
6.500%      11/15/08                                            -                 -                  100,000       108,600
Safeway, Inc.
5.800%      08/15/12                                    2,300,000         2,362,215                2,600,000     2,670,330
Sara Lee Corp.
6.250%      09/15/11                                    2,405,000         2,633,114                3,405,000     3,727,964
Select Medical Corp.,
9.500%      06/15/09                                            -                 -                   25,000        27,375
Schering-Plough Corp., Senior Note
5.300%      12/01/13                                    4,395,000         4,395,088                4,395,000     4,395,088
Sysco Corp.
4.750%      07/30/05                                            -                 -                  750,000       773,940
Sysco Corp., Debenture
6.500%      08/01/28                                            -                 -                  968,000     1,048,267
Sysco Corp., Senior Note
7.000%      05/01/06                                    3,000,000         3,242,850                3,100,000     3,350,945
Triad Hospitals, Inc.,
8.750%      05/01/09                                            -                 -                  200,000       221,000
Unilever Capital Corp.
6.875%      11/01/05                                            -                 -                1,500,000     1,598,955
Unilever Capital Corp.
7.125%      11/01/10                                    2,000,000         2,298,240                2,000,000     2,298,240
UnitedHealth Group, Inc.,
5.200%      01/17/07                                            -                 -                  250,000       262,732
Wal-Mart Stores, Inc.
4.150%      06/15/05                                            -                 -                1,000,000     1,024,020
Wal-Mart Stores, Inc.
5.450%      08/01/06                                            -                 -                  150,000       158,488
Wal-Mart Stores, Inc.
8.000%      09/15/06                                            -                 -                  100,000       111,409
Wal-Mart Stores, Inc.
6.875%      08/10/09                                            -                 -                  250,000       281,253
Wyeth
4.375%      03/01/08                                            -                 -                1,000,000     1,019,590
Wyeth
5.500%      02/01/14                                            -                 -                  340,000       337,433
                                                                         ----------                             ----------
                                           Consumer Staples Total        40,788,559   Consumer Staples Total    78,685,508
                                                                         ----------                             ----------
INDUSTRIAL - 5.7%
3M Co., Debenture
6.375%      02/15/28                                            -                 -                1,250,000     1,324,500
Abbott Laboratories
6.400%      12/01/06                                            -                 -                  600,000       650,064
Airgas, Inc.
9.125%      10/01/11                                            -                 -                  150,000       169,500
Allied Waste North America, Inc.
7.875%      01/01/09                                            -                 -                   11,000        11,385
EquiStar Chemical Funding
10.625%     05/01/11                                            -                 -                   50,000        55,875
BAE Systems Holdings, Inc.
6.400%      12/15/11    (b)                                     -                 -                  350,000       372,180
Ball Corp.
6.875%      12/15/12                                            -                 -                  175,000       185,500
Bemis Co., Inc.
6.500%      08/15/08                                            -                 -                  250,000       275,418
Black & Decker Corp., Senior Note
7.125%      06/01/11                                    1,500,000         1,707,060                2,000,000     2,276,080
Burlington Northern Santa Fe Corp.
6.125%      03/15/09                                            -                 -                1,000,000     1,075,870
Burlington Northern Santa Fe Corp.
6.750%      07/15/11                                            -                 -                  150,000       166,840
Cooper Industries, Inc.
6.375%      05/08/08                                            -                 -                   50,000        54,060
CSX Corp.
6.750%      03/15/11                                            -                 -                  100,000       109,985
CSX Corp.
5.500%      08/01/13                                    4,305,000         4,283,303                4,305,000     4,283,303
DaimlerChrysler N.A. Holding Corp.
4.050%      06/04/08                                            -                 -                  500,000       490,500
Deere & Co.
6.950%      04/25/14                                            -                 -                  200,000       227,144
Deere & Co., Debenture
7.850%      05/15/10                                            -                 -                1,000,000     1,168,610
Dow Chemical
6.000%      10/01/12                                    4,325,000         4,561,188                4,325,000     4,561,188
Eastman Chemical Co.
3.250%      06/15/08                                            -                 -                  475,000       456,983
Eastman Chemical Co.
7.000%      04/15/12                                    2,140,000         2,366,134                2,140,000     2,366,134
Eastman Chemical Co.
6.300%      11/15/18                                    1,700,000         1,724,361                1,820,000     1,846,081

                        See Notes to Investment Portfolio

Emerson Electric Co.
7.875%      06/01/05                                           -                 -                    500,000        531,040
Emerson Electric Co.
5.000%      10/15/08                                           -                 -                          -              -
Emerson Electric Co.
5.850%      03/15/09                                           -                 -                  1,000,000      1,078,430
First Data Corp.
3.375%      08/01/08                                           -                 -                  1,000,000        982,340
General Dynamics Corp.
2.125%      05/15/06                                           -                 -                  1,250,000      1,235,613
General Electric Co.
5.000%      02/01/13                                           -                 -                    950,000        945,991
General Motors Corp., Senior Note
7.125%      07/15/13                                           -                 -                  1,000,000      1,051,860
Hasbro, Inc.
6.150%      07/15/08                                     250,000           268,750                          -              -
Hertz Corp.
4.700%      10/02/06                                           -                 -                    400,000        402,212
Hertz Corp.
6.625%      05/15/08                                      50,000            52,346                          -              -
Illinois Tool Works, Inc.
6.875%      11/15/08                                     100,000           112,172                          -              -
Illinois Tool Works, Inc.
5.750%      03/01/09                                           -                 -                          -              -
Ingersoll-Rand Co.
6.250%      05/15/06                                     150,000           159,971                          -              -
Johnson Controls, Inc.
4.875%      09/15/13                                           -                 -                    500,000        497,220
Kellogg Co., Senior Note
2.875%      06/01/08                                           -                 -                    330,000        317,074
Lear Corp.
8.110%      05/15/09                                      75,000            86,250                          -              -
Lockheed Martin Corp.
8.200%      12/01/09                                           -                 -                    500,000        591,625
Martin Marietta Materials, Inc.
6.875%      04/01/11                                           -                 -                    250,000        277,395
Masco Corp.
6.750%      03/15/06                                      75,000            80,309                          -              -
Masco Corp.
5.875%      07/15/12                                     400,000           419,176                          -              -
Minnesota Mining & Manufacturing
4.150%      06/30/05                                     375,000           384,319                          -              -
Norfolk Southern Corp., Senior Note
6.200%      04/15/09                                           -                 -                    985,000      1,065,534
Norfolk Southern Corp., Senior Note
7.250%      02/15/31                                           -                 -                          -              -
Praxair, Inc.
2.750%      06/15/08                                           -                 -                  1,500,000      1,439,175
Raytheon Co.
6.500%      07/15/05                                           -                 -                  1,000,000      1,049,250
Raytheon Co., Debenture
7.200%      08/15/27                                           -                 -                          -              -
Scotts Co.
6.625%      11/15/13    (b)                              190,000           198,075                          -              -
Silgan Holdings, Inc.
6.750%      11/15/13                                      70,000            70,350                          -              -
Snap-on, Inc.
6.625%      10/01/05                                      90,000            95,190                          -              -
Stone Container Corp.
9.750%      02/01/11                                     200,000           220,000                          -              -
Textron, Inc.
6.375%      07/15/04                                           -                 -                    500,000        504,670
Toll Corp.
8.250%      12/01/11                                     150,000           165,000                          -              -
Union Pacific Corp.
6.790%      11/09/07                                      50,000            54,984                          -              -
United Technologies Corp.
4.875%      11/01/06                                     300,000           313,509                    500,000        522,515
United Technologies Corp.
6.350%      03/01/11                                           -                 -                    950,000      1,040,554
Wabtec Corp.
6.875%      07/31/13                                      25,000            26,375                          -              -
Waste Management, Inc.
Senior Note
5.000%      03/15/14                                           -                 -                    200,000        192,166
York International Corp.
Senior Note
6.625%      08/15/06                                           -                 -                    500,000        534,295
                                                                         ---------                                ----------
                                                Industrial Total         4,337,129           Industrial Total     20,113,760
                                                                         ---------                                ----------
UTILITIES - 4.5%
AEP Texas Central Co.
Series D, Senior Note
5.500%      02/15/13                                           -                 -                          -              -

Emerson Electric Co.
7.875%      06/01/05                                   2,225,000         2,363,128                  2,725,000    2,894,168
Emerson Electric Co.
5.000%      10/15/08                                   5,000,000         5,221,350                  5,000,000    5,221,350
Emerson Electric Co.
5.850%      03/15/09                                           -                 -                  1,000,000    1,078,430
First Data Corp.
3.375%      08/01/08                                           -                 -                  1,000,000      982,340
General Dynamics Corp.
2.125%      05/15/06                                           -                 -                  1,250,000    1,235,613
General Electric Co.
5.000%      02/01/13                                           -                 -                    950,000      945,991
General Motors Corp., Senior Note
7.125%      07/15/13                                           -                 -                  1,000,000    1,051,860
Hasbro, Inc.
6.150%      07/15/08                                           -                 -                    250,000      268,750
Hertz Corp.
4.700%      10/02/06                                   2,455,000         2,468,576                  2,855,000    2,870,788
Hertz Corp.
6.625%      05/15/08                                           -                 -                     50,000       52,346
Illinois Tool Works, Inc.
6.875%      11/15/08                                           -                 -                    100,000      112,172
Illinois Tool Works, Inc.
5.750%      03/01/09                                   4,000,000         4,312,200                  4,000,000    4,312,200
Ingersoll-Rand Co.
6.250%      05/15/06                                           -                 -                    150,000      159,971
Johnson Controls, Inc.
4.875%      09/15/13                                           -                 -                    500,000      497,220
Kellogg Co., Senior Note
2.875%      06/01/08                                           -                 -                    330,000      317,074
Lear Corp.
8.110%      05/15/09                                           -                 -                     75,000       86,250
Lockheed Martin Corp.
8.200%      12/01/09                                           -                 -                    500,000      591,625
Martin Marietta Materials, Inc.
6.875%      04/01/11                                           -                 -                    250,000      277,395
Masco Corp.
6.750%      03/15/06                                           -                 -                     75,000       80,309
Masco Corp.
5.875%      07/15/12                                           -                 -                    400,000      419,176
Minnesota Mining & Manufacturing
4.150%      06/30/05                                           -                 -                    375,000      384,319
Norfolk Southern Corp., Senior Note
6.200%      04/15/09                                           -                 -                    985,000    1,065,534
Norfolk Southern Corp., Senior Note
7.250%      02/15/31                                   3,600,000         3,967,164                  3,600,000    3,967,164
Praxair, Inc.
2.750%      06/15/08                                           -                 -                  1,500,000    1,439,175
Raytheon Co.
6.500%      07/15/05                                           -                 -                  1,000,000    1,049,250
Raytheon Co., Debenture
7.200%      08/15/27                                   3,950,000         4,306,764                  3,950,000    4,306,764
Scotts Co.
6.625%      11/15/13    (b)                                    -                 -                    190,000      198,075
Silgan Holdings, Inc.
6.750%      11/15/13                                           -                 -                     70,000       70,350
Snap-on, Inc.
6.625%      10/01/05                                           -                 -                     90,000       95,190
Stone Container Corp.
9.750%      02/01/11                                           -                 -                    200,000      220,000
Textron, Inc.
6.375%      07/15/04                                           -                 -                    500,000      504,670
Toll Corp.
8.250%      12/01/11                                           -                 -                    150,000      165,000
Union Pacific Corp.
6.790%      11/09/07                                           -                 -                     50,000       54,984
United Technologies Corp.
4.875%      11/01/06                                           -                 -                    800,000      836,024
United Technologies Corp.
6.350%      03/01/11                                           -                 -                    950,000    1,040,554
Wabtec Corp.
6.875%      07/31/13                                           -                 -                     25,000       26,375
Waste Management, Inc.
Senior Note
5.000%      03/15/14                                   1,800,000         1,729,494                  2,000,000    1,921,660
York International Corp.
Senior Note
6.625%      08/15/06                                           -                 -                    500,000      534,295
                                                                        ----------                              ----------
                                                 Industrial Total       39,010,722           Industrial Total   63,461,611
                                                                        ----------                              ----------
UTILITIES - 4.5%
AEP Texas Central Co.
Series D, Senior Note
5.500%      02/15/13                                   2,200,000         2,222,814                  2,200,000    2,222,814

                        See Notes to Investment Portfolio

Alabama Power Co.
Debenture
5.700%  02/15/33                                                -           -                       -            -
Atmos Energy Corp., Senior Note
5.125% 01/15/13                                                 -           -                 350,000      346,489
Boston Edison Co., Debenture
4.875% 04/15/14                                                 -           -               1,000,000      986,490
Carolina Power & Light Co.
First Mortgage
5.125%  09/15/13                                                -           -                 495,000      492,273
CenterPoint Energy Houston Electric LLC
5.700% 03/15/13                                                 -           -                 250,000      256,995
Columbus Southern Power Co.
Series C, Senior Note
5.500% 03/01/13                                                 -           -                       -            -
Commonwealth Edison Co.
First Mortgage
6.150% 03/15/12                                                 -           -                 400,000      430,940
Consolidated Edison Co. of New York, Inc.
5.875% 04/01/33                                                 -           -                 500,000      485,800
Consolidated Edison Co. of New York, Inc.
Series B, Debenture
7.150% 12/01/09                                                 -           -               1,250,000    1,430,475
Dominion Resources, Inc.
Series B, Senior Note
7.625% 07/15/05                                                 -           -                 500,000      532,070
Dominion Resources, Inc.
Series D, Senior Note
5.125% 12/15/09                                                 -           -                 110,000      113,289
Duke Energy Corp.
5.625% 11/30/12                                                 -           -                 500,000      507,645
Energy East Corp.
5.750% 11/15/06                                                 -           -                 500,000      525,085
Exelon Generation Co., LLC,
6.950% 06/15/11                                           200,000     222,842                       -            -
FirstEnergy Corp., Series A
5.500% 11/15/06                                                 -           -                 100,000      104,099
FirstEnergy Corp., Series B
6.450% 11/15/11                                                 -           -                 500,000      525,830
Florida Power Corp.
First Mortgage
5.100% 12/01/15                                                 -           -                 430,000      417,216
Florida Power & Light Co.
First Mortgage
6.875% 12/01/05                                                 -           -                       -            -
Florida Power & Light Co.
First Mortgage
5.625% 04/01/34                                                 -           -                 575,000      544,246
Indiana Michigan Power Co.
6.450% 11/10/08                                            50,000      54,443                       -            -
Indiana Michigan Power Co.
Series A, Senior Note
6.875% 07/01/04                                                 -           -                 100,000      100,731
Indiana Michigan Power Co.
Series C, Senior Note
6.125% 12/15/06                                                 -           -                 500,000      535,765
Kentucky Power Co.
6.450% 11/10/08                                           100,000     108,887                       -            -
MidAmerican Energy Holdings Co.
Senior Note
3.500% 05/15/08                                                 -           -                 800,000      774,688
Niagara Mohawk Power Corp.
First Mortgage
7.750% 05/15/06                                                 -           -                 500,000      549,000
Nisource Finance Corp., Senior Note
6.150% 03/01/13                                                 -           -                 385,000      402,294
Oncor Electric Delivery Co.
6.375% 05/01/12                                                 -           -                 200,000      216,162
Oncor Electric Delivery Co.
6.375% 01/15/15                                                 -           -                 415,000      441,979
Oncor Electric Delivery Co., Debenture
7.000% 09/01/22                                                 -           -                 250,000      270,127
Pacific Gas & Electric Co.
First Mortgage
4.200% 03/01/11                                                 -           -                 500,000      481,560
Pacific Gas & Electric Co.
First Mortgage
6.050% 03/01/34                                                 -           -                       -            -
PacifiCorp, Series H
First Mortgage, MTN
6.375% 05/15/08                                                 -           -               1,000,000    1,074,700
Peco Energy Co.
First Mortgage
3.500% 05/01/08                                                 -           -                 210,000      207,432

Alabama Power Co.
Debenture
5.700%  02/15/33                                        1,465,000    1,392,585                 1,465,000    1,392,585
Atmos Energy Corp., Senior Note
5.125% 01/15/13                                                 -            -                   350,000      346,489
Boston Edison Co., Debenture
4.875% 04/15/14                                                 -            -                 1,000,000      986,490
Carolina Power & Light Co.
First Mortgage
5.125%  09/15/13                                        1,445,000    1,437,038                 1,940,000    1,929,311
CenterPoint Energy Houston Electric LLC
5.700% 03/15/13                                                 -            -                   250,000      256,995
Columbus Southern Power Co.
Series C, Senior Note
5.500% 03/01/13                                         1,700,000    1,729,665                 1,700,000    1,729,665
Commonwealth Edison Co.
First Mortgage
6.150% 03/15/12                                                 -            -                   400,000      430,940
Consolidated Edison Co. of New York, Inc.
5.875% 04/01/33                                                 -            -                   500,000      485,800
Consolidated Edison Co. of New York, Inc.
Series B, Debenture
7.150% 12/01/09                                         2,530,000    2,895,281                 3,780,000    4,325,756
Dominion Resources, Inc.
Series B, Senior Note
7.625% 07/15/05                                         1,275,000    1,356,778                 1,775,000    1,888,848
Dominion Resources, Inc.
Series D, Senior Note
5.125% 12/15/09                                                 -            -                   110,000      113,289
Duke Energy Corp.
5.625% 11/30/12                                                 -            -                   500,000      507,645
Energy East Corp.
5.750% 11/15/06                                                 -            -                   500,000      525,085
Exelon Generation Co., LLC,
6.950% 06/15/11                                                 -            -                   200,000      222,842
FirstEnergy Corp., Series A
5.500% 11/15/06                                                 -            -                   100,000      104,099
FirstEnergy Corp., Series B
6.450% 11/15/11                                                 -            -                   500,000      525,830
Florida Power Corp.
First Mortgage
5.100% 12/01/15                                                 -            -                   430,000      417,216
Florida Power & Light Co.
First Mortgage
6.875% 12/01/05                                         3,900,000    4,167,306                 3,900,000    4,167,306
Florida Power & Light Co.
First Mortgage
5.625% 04/01/34                                                 -            -                   575,000      544,246
Indiana Michigan Power Co.
6.450% 11/10/08                                                 -            -                    50,000       54,443
Indiana Michigan Power Co.
Series A, Senior Note
6.875% 07/01/04                                                 -            -                   100,000      100,731
Indiana Michigan Power Co.
Series C, Senior Note
6.125% 12/15/06                                                 -            -                   500,000      535,765
Kentucky Power Co.
6.450% 11/10/08                                                 -            -                   100,000      108,887
MidAmerican Energy Holdings Co.
Senior Note
3.500% 05/15/08                                                 -            -                   800,000      774,688
Niagara Mohawk Power Corp.
First Mortgage
7.750% 05/15/06                                                 -            -                   500,000      549,000
Nisource Finance Corp., Senior Note
6.150% 03/01/13                                         3,130,000    3,270,600                 3,515,000    3,672,894
Oncor Electric Delivery Co.
6.375% 05/01/12                                                 -            -                   200,000      216,162
Oncor Electric Delivery Co.
6.375% 01/15/15                                                 -            -                   415,000      441,979
Oncor Electric Delivery Co., Debenture
7.000% 09/01/22                                         2,850,000    3,079,454                 3,100,000    3,349,581
Pacific Gas & Electric Co.
First Mortgage
4.200% 03/01/11                                                 -            -                   500,000      481,560
Pacific Gas & Electric Co.
First Mortgage
6.050% 03/01/34                                         3,175,000    2,993,898                 3,175,000    2,993,898
PacifiCorp, Series H
First Mortgage, MTN
6.375% 05/15/08                                                 -            -                 1,000,000    1,074,700
Peco Energy Co.
First Mortgage
3.500% 05/01/08                                                 -            -                   210,000      207,432

                       See Notes to Investment Portfolio

Pepco Holdings, Inc.
6.450% 08/15/12                                                 -           -                       -            -
Potomac Electric Power Co.
First Mortgage
6.250% 10/15/07                                                 -           -               1,000,000    1,091,030
Progress Energy, Inc., Senior Note
5.850% 10/30/08                                                 -           -                 500,000      529,955
Progress Energy, Inc., Senior Note
7.750% 03/01/31                                                 -           -                       -            -
PSE&G Power
6.950% 06/01/12                                           175,000     193,161                       -            -
Public Service Co. of Colorado
First Mortgage
4.875% 03/01/13                                                 -           -                 250,000      247,437
Southern California Edison Co.
First Mortgage
5.000% 01/15/14                                                 -           -                       -            -
Southern Power Co., Series B
Senior Note
6.250% 07/15/12                                                 -           -                 245,000      261,305
Tampa Electric Co.
6.375% 08/15/12                                                 -           -                 250,000      263,527
Union Electric Co.
4.750% 04/01/15                                                 -           -               1,000,000      966,960
Virginia Electric & Power
Series A, Senior Note
5.375% 02/01/07                                                 -           -                       -            -
                                                                   ----------                          -----------
                                                  Utilities Total     579,333         Utilities Total   16,113,594
                                                                   ----------                          -----------

ENERGY - 3.4%
AGL Capital Corp.
4.450% 04/15/13                                                 -           -               1,000,000      943,500
Alliant Energy Resources, Inc.
Senior Note
9.750% 01/15/13                                                 -           -                 380,000      485,838
Amerada Hess Corp.
6.650% 08/15/11                                                 -           -                 250,000      266,112
Amerada Hess Corp.
7.875% 10/01/29                                                 -           -                 500,000      540,010
Anadarko Finance Co., Series B
6.750% 05/01/11                                                 -           -                       -            -
Atlantic Richfield Co., Debenture
10.875% 07/15/05                                                -           -                 500,000      551,500
Baker Hughes, Inc.
6.000% 02/15/09                                                 -           -                 200,000      217,002
Baker Hughes, Inc., Senior Note
6.250% 01/15/09                                                 -           -                 500,000      547,130
ChevronTexaco Capital Co.
3.375% 02/15/08                                                 -           -                 600,000      595,152
ChevronTexaco Corp.
3.500% 09/17/07                                           500,000     503,025                       -            -
ChevronTexaco Corp.
5.500% 01/15/09                                                 -           -                 745,000      794,163
Conoco, Inc., Senior Note
6.950% 04/15/29                                                 -           -               1,000,000    1,100,720
Conoco Funding Co.
5.450% 10/15/06                                                 -           -                       -            -
ConocoPhillips
3.625% 10/15/07                                                 -           -                 575,000      577,766
Consolidated Natural Gas Co.
5.375% 11/01/06                                           350,000     367,696                       -            -
Consolidated Natural Gas Co.
Series B, Senior Note
5.375% 11/01/06                                                 -           -                 250,000      262,640
Devon Energy Corp., Senior Note
2.750% 08/01/06                                                 -           -                 580,000      571,259
Enron Oil & Gas Resources, Inc.
6.700% 11/15/06                                                 -           -                 385,000      418,703
Grant Prideco, Inc.
9.625% 12/01/07                                           175,000     196,875                       -            -
Key Energy Services, Inc.
6.375% 05/01/13                                            75,000      74,063                       -            -
Kinder Morgan, Inc., Senior Note
6.500% 09/01/12                                                 -           -               1,000,000    1,076,390
Kerr-McGee Corp.
5.375% 04/15/05                                                 -           -                 760,000      780,186
Marathon Oil Corp.
6.125% 03/15/12                                           300,000     319,905                       -            -
Marathon Oil Corp.
6.000% 07/01/12                                                 -           -                 750,000      794,558
Marathon Oil Corp.
6.800% 03/15/32                                                 -           -                       -            -
Occidental Petroleum Corp.
Senior Note

Pepco Holdings, Inc.
6.450% 08/15/12                                           3,160,000    3,368,118                 3,160,000    3,368,118
Potomac Electric Power Co.
First Mortgage
6.250% 10/15/07                                                   -            -                 1,000,000    1,091,030
Progress Energy, Inc., Senior Note
5.850% 10/30/08                                                   -            -                   500,000      529,955
Progress Energy, Inc., Senior Note
7.750% 03/01/31                                           2,555,000    2,902,608                 2,555,000    2,902,608
PSE&G Power
6.950% 06/01/12                                                   -            -                   175,000      193,161
Public Service Co. of Colorado
First Mortgage
4.875% 03/01/13                                                   -            -                   250,000      247,437
Southern California Edison Co.
First Mortgage
5.000% 01/15/14                                           1,500,000    1,471,770                 1,500,000    1,471,770
Southern Power Co., Series B
Senior Note
6.250% 07/15/12                                                   -            -                   245,000      261,305
Tampa Electric Co.
6.375% 08/15/12                                                   -            -                   250,000      263,527
Union Electric Co.
4.750% 04/01/15                                                   -            -                 1,000,000      966,960
Virginia Electric & Power
Series A, Senior Note
5.375% 02/01/07                                           1,575,000    1,657,561                 1,575,000    1,657,561
                                                                     -----------                            -----------
                                                    Utilities Total   33,945,476           Utilities Total   50,638,403
                                                                     -----------                            -----------

Energy - 3.4%
AGL Capital Corp.
4.450% 04/15/13                                                   -            -                 1,000,000      943,500
Alliant Energy Resources, Inc.
Senior Note
9.750% 01/15/13                                             900,000    1,150,668                 1,280,000    1,636,506
Amerada Hess Corp.
6.650% 08/15/11                                                   -            -                   250,000      266,112
Amerada Hess Corp.
7.875% 10/01/29                                                   -            -                   500,000      540,010
Anadarko Finance Co., Series B
6.750% 05/01/11                                           2,650,000    2,945,581                 2,650,000    2,945,581
Atlantic Richfield Co., Debenture
10.875% 07/15/05                                                  -            -                   500,000      551,500
Baker Hughes, Inc.
6.000% 02/15/09                                                   -            -                   200,000      217,002
Baker Hughes, Inc., Senior Note
6.250% 01/15/09                                                   -            -                   500,000      547,130
ChevronTexaco Capital Co.
3.375% 02/15/08                                                   -            -                   600,000      595,152
ChevronTexaco Corp.
3.500% 09/17/07                                                   -            -                   500,000      503,025
ChevronTexaco Corp.
5.500% 01/15/09                                                   -            -                   745,000      794,163
Conoco, Inc., Senior Note
6.950% 04/15/29                                                   -            -                 1,000,000    1,100,720
Conoco Funding Co.
5.450% 10/15/06                                           3,000,000    3,172,380                 3,000,000    3,172,380
ConocoPhillips
3.625% 10/15/07                                                   -            -                   575,000      577,766
Consolidated Natural Gas Co.
5.375% 11/01/06                                                   -            -                   350,000      367,696
Consolidated Natural Gas Co.
Series B, Senior Note
5.375% 11/01/06                                           1,400,000    1,470,784                 1,650,000    1,733,424
Devon Energy Corp., Senior Note
2.750% 08/01/06                                                   -            -                   580,000      571,259
Enron Oil & Gas Resources, Inc.
6.700% 11/15/06                                                   -            -                   385,000      418,703
Grant Prideco, Inc.
9.625% 12/01/07                                                   -            -                   175,000      196,875
Key Energy Services, Inc.
6.375% 05/01/13                                                   -            -                    75,000       74,063
Kinder Morgan, Inc., Senior Note
6.500% 09/01/12                                           3,585,000    3,858,858                 4,585,000    4,935,248
Kerr-McGee Corp.
5.375% 04/15/05                                                   -            -                   760,000      780,186
Marathon Oil Corp.
6.125% 03/15/12                                                   -            -                   300,000      319,905
Marathon Oil Corp.
6.000% 07/01/12                                                   -            -                   750,000      794,558
Marathon Oil Corp.
6.800% 03/15/32                                           2,680,000    2,813,062                 2,680,000    2,813,062
Occidental Petroleum Corp.
Senior Note


                       See Notes to Investment Portfolio

8.450% 02/15/29                                                 -           -                       -            -
Peabody Energy Corp.
6.875% 03/15/13                                            25,000      26,000                       -            -
Southern California Gas Co.
First Mortgage
5.450% 04/15/18                                                 -           -                 500,000      495,210
Sunoco, Inc.
7.750% 09/01/09                                                 -           -                 500,000      568,220
Texas Eastern Transmission Corp.
7.300% 12/01/10                                                 -           -                 633,000      717,487
Tosco Corp.
8.125% 02/15/30                                                 -           -                 500,000      618,890
Universal Compression, Inc.
7.250% 05/15/10                                            25,000      26,313                       -            -
Vintage Petroleum
7.875% 05/15/11                                            25,000      26,563                       -            -
Vintage Petroleum
8.250% 05/01/12                                           125,000     137,188                       -            -
Westport Resources Corp.
8.250% 11/01/11                                           200,000     225,500                       -            -
XTO Energy, Inc.
7.500% 04/15/12                                           125,000     143,405                       -            -
XTO Energy, Inc.
4.900% 02/01/14                                                 -           -               1,000,000      960,370
                                                                   ----------                          -----------
                                                     Energy Total   2,046,533            Energy Total   13,882,806
                                                                   ----------                          -----------

TECHNOLOGY - 1.4%
IBM Corp.
4.875% 10/01/06                                                 -           -                       -            -
IBM Corp.
5.375% 02/01/09                                                 -           -                       -            -
IBM Corp.
4.250% 09/15/09                                                 -           -                 450,000      452,956
IBM Corp., Debenture
6.220% 08/01/27                                                 -           -               1,000,000    1,025,440
IBM Corp., Debenture
6.500% 01/15/28                                                 -           -                       -            -
IBM Corp., MTN
4.125% 06/30/05                                                 -           -                 500,000      512,255
Pitney Bowes, Inc.
4.750% 05/15/18                                                 -           -                 705,000      658,392
                                                                   ----------                          -----------
                                                 Technology Total           -        Technology Total    2,649,043
                                                                   ----------                          -----------

SERVICES - 0.3%
Extended Stay America
9.875% 06/15/11                                           125,000     148,750                       -            -
Harrah's Operating Co., Inc.
7.875% 12/15/05                                           100,000     107,250                       -            -
Iron Mountain, Inc.
8.625% 04/01/13                                           200,000     214,000                       -            -
John Deere Capital Corp.
5.875% 04/06/06                                           150,000     158,465                       -            -
John Deere Capital Corp.
5.125% 10/19/06                                            75,000      78,701                       -            -
Lamar Media Corp.
7.250% 01/01/13                                           200,000     215,500                       -            -
MGM Mirage, Inc.
9.750% 06/01/07                                           200,000     227,000                       -            -
MGM Mirage, Inc.
6.000% 10/01/09                                            50,000      50,875                       -            -
Park Place Entertainment
9.375% 02/15/07                                           125,000     139,219                       -            -
R.H. Donnelly Finance Corp., Inc.
10.875% 12/15/12                                           25,000      29,750                       -            -
R.H. Donnelly Finance Corp., Inc.
10.875% 12/15/12 (b)                                       50,000      59,500                       -            -
Ryder System, Inc.
6.500% 05/15/05                                           115,000     119,452                       -            -
Speedway Motorsports, Inc.
6.750% 06/01/13                                            25,000      26,125                       -            -
Starwood Hotels & Resorts
7.375% 05/01/07                                            25,000      26,813                       -            -
Sungard Data Systems, Inc.
3.750% 01/15/09 (b)                                             -           -               1,000,000      974,110
United Parcel Service, Debenture
8.375% 04/01/30
(7.620% 04/01/20) (d)                                           -           -                 670,000      877,499
                                                                   ----------                          -----------
                                                   Services Total   1,601,400          Services Total    1,851,609
                                                                   ----------                          -----------

CONSUMER CYCLICAL - 2.3%
Autonation, Inc.
9.000% 08/01/08                                            25,000      28,375                       -            -
AutoZone, Inc., Senior Note
4.750% 11/15/10                                                 -           -               1,000,000      987,110

8.450% 02/15/29                                         3,295,000    4,234,668                 3,295,000    4,234,668
Peabody Energy Corp.
6.875% 03/15/13                                                 -            -                    25,000       26,000
Southern California Gas Co.
First Mortgage
5.450% 04/15/18                                                 -            -                   500,000      495,210
Sunoco, Inc.
7.750% 09/01/09                                                 -            -                   500,000      568,220
Texas Eastern Transmission Corp.
7.300% 12/01/10                                         1,907,000    2,161,527                 2,540,000    2,879,014
Tosco Corp.
8.125% 02/15/30                                                 -            -                   500,000      618,890
Universal Compression, Inc.
7.250% 05/15/10                                                 -            -                    25,000       26,313
Vintage Petroleum
7.875% 05/15/11                                                 -            -                    25,000       26,563
Vintage Petroleum
8.250% 05/01/12                                                 -            -                   125,000      137,188
Westport Resources Corp.
8.250% 11/01/11                                                 -            -                   200,000      225,500
XTO Energy, Inc.
7.500% 04/15/12                                                 -            -                   125,000      143,405
XTO Energy, Inc.
4.900% 02/01/14                                                 -            -                 1,000,000      960,370
                                                                   -----------                            -----------
                                                     Energy Total   21,807,528              Energy Total   37,736,867
                                                                   -----------                            -----------

TECHNOLOGY - 1.4%
IBM Corp.
4.875% 10/01/06                                         6,300,000    6,571,467                 6,300,000    6,571,467
IBM Corp.
5.375% 02/01/09                                         5,000,000    5,294,950                 5,000,000    5,294,950
IBM Corp.
4.250% 09/15/09                                                 -            -                   450,000      452,956
IBM Corp., Debenture
6.220% 08/01/27                                                 -            -                 1,000,000    1,025,440
IBM Corp., Debenture
6.500% 01/15/28                                         1,200,000    1,260,456                 1,200,000    1,260,456
IBM Corp., MTN
4.125% 06/30/05                                                 -            -                   500,000      512,255
Pitney Bowes, Inc.
4.750% 05/15/18                                                 -            -                   705,000      658,392
                                                                   -----------                            -----------
                                                 Technology Total   13,126,873          Technology Total   15,775,916
                                                                   -----------                            -----------

SERVICES - 0.3%
Extended Stay America
9.875% 06/15/11                                                 -            -                   125,000      148,750
Harrah's Operating Co., Inc.
7.875% 12/15/05                                                 -            -                   100,000      107,250
Iron Mountain, Inc.
8.625% 04/01/13                                                 -            -                   200,000      214,000
John Deere Capital Corp.
5.875% 04/06/06                                                 -            -                   150,000      158,465
John Deere Capital Corp.
5.125% 10/19/06                                                 -            -                    75,000       78,701
Lamar Media Corp.
7.250% 01/01/13                                                 -            -                   200,000      215,500
MGM Mirage, Inc.
9.750% 06/01/07                                                 -            -                   200,000      227,000
MGM Mirage, Inc.
6.000% 10/01/09                                                 -            -                    50,000       50,875
Park Place Entertainment
9.375% 02/15/07                                                 -            -                   125,000      139,219
R.H. Donnelly Finance Corp., Inc.
10.875% 12/15/12                                                -            -                    25,000       29,750
R.H. Donnelly Finance Corp., Inc.
10.875% 12/15/12 (b)                                            -            -                    50,000       59,500
Ryder System, Inc.
6.500% 05/15/05                                                 -            -                   115,000      119,452
Speedway Motorsports, Inc.
6.750% 06/01/13                                                 -            -                    25,000       26,125
Starwood Hotels & Resorts
7.375% 05/01/07                                                 -            -                    25,000       26,813
Sungard Data Systems, Inc.
3.750% 01/15/09 (b)                                             -            -                 1,000,000      974,110
United Parcel Service, Debenture
8.375% 04/01/30
(7.620% 04/01/20) (d)                                           -            -                   670,000      877,499

                                                                   -----------                            -----------
                                                   Services Total            -            Services Total    3,453,009
                                                                   -----------                            -----------

CONSUMER CYCLICAL - 2.3%
Autonation, Inc.
9.000% 08/01/08                                                 -            -                    25,000       28,375
AutoZone, Inc., Senior Note
4.750% 11/15/10                                                 -            -                 1,000,000      987,110

                       See Notes to Investment Portfolio

Brown-Forman Corp.
3.000% 03/15/08                                                 -           -               1,235,000    1,203,483
Campbell Soup Co.
5.875% 10/01/08                                           250,000     269,120                       -            -
Campbell Soup Co.
5.000% 12/03/12                                                 -           -               1,500,000    1,503,135
Cintas Corp., No. 2
6.000% 06/01/12                                                 -           -               1,000,000    1,069,880
Costco Wholesale Corp., Senior Note
5.500% 03/15/07                                                 -           -               1,200,000    1,274,712
DaimlerChrysler N.A. Holding Corp.
6.900% 09/01/04                                                 -           -               1,000,000    1,016,560
DaimlerChrysler N.A. Holding Corp.
7.300% 01/15/12                                           350,000     383,327                       -            -
Home Depot, Inc., Senior Note
5.375% 04/01/06                                                                                     -            -
May Department Stores Co.
7.450% 10/15/16                                                 -           -               1,000,000    1,136,270
May Department Stores Co.
6.700% 09/15/28                                                 -           -                 305,000      312,964
McDonald's Corp.
5.375% 04/30/07                                           300,000     317,217                       -            -
McDonald's Corp.
6.000% 04/15/11                                           125,000     133,544                       -            -
McDonald's Corp., Series E, MTN
5.950% 01/15/08                                                 -           -               1,000,000    1,080,270
New York Times Co.
7.625% 03/15/05                                                 -           -               1,000,000    1,047,750
Office Depot, Inc.
6.250% 08/15/13                                                 -           -                       -            -
Southwest Airlines Co.
8.000% 03/01/05                                                 -           -                 300,000      314,136
Target Corp.
5.950% 05/15/06                                            50,000      53,229               1,000,000    1,064,580
Target Corp.
5.500% 04/01/07                                           100,000     106,103                       -            -
Target Corp.
3.375% 03/01/08                                                 -           -                 200,000      197,500
Target Corp., Debenture
6.650% 08/01/28                                                 -           -                       -            -
Time Warner Entertainment Co.
Debenture
8.375% 03/15/23                                                 -           -               1,000,000    1,160,640
Union Pacific Corp.
6.400% 02/01/06                                                 -           -                 601,000      637,673
Union Pacific Corp.
3.625% 06/01/10                                                 -           -                 750,000      706,552
Wendy's International, Inc., Senior Note
6.200% 06/15/14                                                 -           -                 750,000      805,350
                                                                   ----------                          -----------
                                          Consumer Cyclical Total   1,290,915 Consumer Cyclical Total   15,518,565
                                                                   ----------                          -----------

Basic Materials - 1.1%
Alcoa, Inc.
7.375% 08/01/10                                           250,000     287,620                 700,000      805,336
Alcoa, Inc.
6.500% 06/01/11                                                 -           -                       -            -
Alcoa, Inc.
5.375% 01/15/13                                           175,000     179,329                       -            -
du Pont (E.I.) de Nemours & Co.
8.250% 09/15/06                                           100,000     112,329                       -            -
du Pont (E.I.) de Nemours & Co.
6.875% 10/15/09                                                 -           -               1,250,000    1,413,700
International Paper Co.
7.625% 08/01/04                                                 -           -               1,000,000    1,014,480
Mead Corp., Debenture
6.840% 03/01/37                                                 -           -               1,000,000    1,050,340
MeadWestvaco Corp.
6.800% 11/15/32                                                 -           -                       -            -
Weyerhaeuser Co.
6.750% 03/15/12                                                 -           -                 500,000      548,125
                                                                   ----------                          -----------
                                            Basic Materials Total     579,278   Basic Materials Total    4,831,981
                                                                   ----------                          -----------

Higher Education - 0.3%
Stanford University, Debenture
6.875% 02/01/24                                                 -           -                       -            -
                                                                   ----------                          -----------
                                           Higher Education Total           -  Higher Education Total            -
                                                                   ----------                          -----------
TOTAL CORPORATE NOTES AND BONDS                                    31,689,649                          161,361,087
                                                                   ----------                          -----------

FOREIGN BONDS (e) - 7.8%

UNITED KINGDOM - 2.1%
BP Capital Markets PLC
2.350% 06/15/06                                                 -           -               1,000,000      994,520
British Telecommunications PLC
8.375% 12/15/10                                                 -           -               1,000,000    1,179,250

Brown-Forman Corp.
3.000% 03/15/08                                                 -            -                 1,235,000    1,203,483
Campbell Soup Co.
5.875% 10/01/08                                                 -            -                   250,000      269,120
Campbell Soup Co.
5.000% 12/03/12                                                 -            -                 1,500,000    1,503,135
Cintas Corp., No. 2
6.000% 06/01/12                                         2,000,000    2,139,760                 3,000,000    3,209,640
Costco Wholesale Corp., Senior Note
5.500% 03/15/07                                                 -            -                 1,200,000    1,274,712
DaimlerChrysler N.A. Holding Corp.
6.900% 09/01/04                                                 -            -                 1,000,000    1,016,560
DaimlerChrysler N.A. Holding Corp.
7.300% 01/15/12                                                 -            -                   350,000      383,327
Home Depot, Inc., Senior Note
5.375% 04/01/06                                         2,525,000    2,655,240                 2,525,000    2,655,240
May Department Stores Co.
7.450% 10/15/16                                                 -            -                 1,000,000    1,136,270
May Department Stores Co.
6.700% 09/15/28                                                 -            -                   305,000      312,964
McDonald's Corp.
5.375% 04/30/07                                                 -            -                   300,000      317,217
McDonald's Corp.
6.000% 04/15/11                                                 -            -                   125,000      133,544
McDonald's Corp., Series E, MTN
5.950% 01/15/08                                                 -            -                 1,000,000    1,080,270
New York Times Co.
7.625% 03/15/05                                                 -            -                 1,000,000    1,047,750
Office Depot, Inc.
6.250% 08/15/13                                         2,145,000    2,241,568                 2,145,000    2,241,568
Southwest Airlines Co.
8.000% 03/01/05                                                 -            -                   300,000      314,136
Target Corp.
5.950% 05/15/06                                                 -            -                 1,050,000    1,117,809
Target Corp.
5.500% 04/01/07                                                 -            -                   100,000      106,103
Target Corp.
3.375% 03/01/08                                                 -            -                   200,000      197,500
Target Corp., Debenture
6.650% 08/01/28                                         1,700,000    1,789,709                 1,700,000    1,789,709
Time Warner Entertainment Co.
Debenture
8.375% 03/15/23                                                 -            -                 1,000,000    1,160,640
Union Pacific Corp.
6.400% 02/01/06                                                 -            -                   601,000      637,673
Union Pacific Corp.
3.625% 06/01/10                                                 -            -                   750,000      706,552
Wendy's International, Inc., Senior Note
6.200% 06/15/14                                                 -            -                   750,000      805,350
                                                                   -----------                            -----------
                                          Consumer Cyclical Total    8,826,277   Consumer Cyclical Total   25,635,757
                                                                   -----------                            -----------

Basic Materials - 1.1%
Alcoa, Inc.
7.375% 08/01/10                                                 -            -                   950,000    1,092,956
Alcoa, Inc.
6.500% 06/01/11                                         1,500,000    1,652,355                 1,500,000    1,652,355
Alcoa, Inc.
5.375% 01/15/13                                                 -            -                   175,000      179,329
du Pont (E.I.) de Nemours & Co.
8.250% 09/15/06                                                 -            -                   100,000      112,329
du Pont (E.I.) de Nemours & Co.
6.875% 10/15/09                                                 -            -                 1,250,000    1,413,700
International Paper Co.
7.625% 08/01/04                                                 -            -                 1,000,000    1,014,480
Mead Corp., Debenture
6.840% 03/01/37                                                 -            -                 1,000,000    1,050,340
MeadWestvaco Corp.
6.800% 11/15/32                                         5,105,000    5,114,802                 5,105,000    5,114,802
Weyerhaeuser Co.
6.750% 03/15/12                                                 -            -                   500,000      548,125
                                                                   -----------                            -----------
                                            Basic Materials Total    6,767,157     Basic Materials Total   12,178,416
                                                                   -----------                            -----------

Higher Education - 0.3%
Stanford University, Debenture
6.875% 02/01/24                                         2,500,000    2,834,000                 2,500,000    2,834,000
                                                                   -----------                            -----------
                                           Higher Education Total    2,834,000    Higher Education Total    2,834,000
                                                                   -----------                            -----------
Total Corporate Notes and Bonds                                    350,960,360                            544,011,096
                                                                   -----------                            -----------

FOREIGN BONDS (e) - 7.8%

UNITED KINGDOM - 2.1%
BP Capital Markets PLC
2.350% 06/15/06                                                 -            -                 1,000,000        994,520
British Telecommunications PLC
8.375% 12/15/10                                                 -            -                 1,000,000      1,179,250

                       See Notes to Investment Portfolio

British Telecommunications PLC
8.875% 12/15/30                                                 -           -                       -            -
Diageo Capital PLC, Yankee
6.125% 08/15/05                                                 -           -               1,290,000    1,353,481
Diageo Capital PLC, Yankee
3.500% 11/19/07                                                 -           -                 500,000      499,935
Royal Bank of Scotland Group PLC
Subordinated Note
5.000% 10/01/14                                                 -           -                 500,000      490,475
Royal Bank of Scotland Group PLC
Subordinated Note, Yankee
6.400% 04/01/09                                                 -           -               1,000,000    1,097,990
Vodafone Group PLC
7.625% 02/15/05                                                 -           -               1,000,000    1,042,880
Vodafone Group PLC
3.950% 01/30/08                                                 -           -                       -            -
Vodafone Group PLC
5.375% 01/30/15                                                 -           -                       -            -
Vodafone Group PLC
4.625% 07/15/18                                                 -           -                 335,000      298,770
                                                                   ----------                          -----------
                                             United Kingdom Total           -    United Kingdom Total    6,957,301
                                                                   ----------                          -----------

CANADA - 1.9%
Domtar, Inc., Yankee
5.375% 12/01/13                                                 -           -                 445,000      435,726
Export Development of Canada
4.000% 08/01/07                                                 -           -                       -            -
Hydro-Quebec, Series GF, Yankee
8.875% 03/01/26                                                 -           -               1,000,000    1,380,200
Hydro-Quebec, Series HH, Yankee
8.500% 12/01/29                                                 -           -                       -            -
Ontario Electricity Financial Corp.
6.100% 01/30/08                                                 -           -               1,000,000    1,084,240
Petro-Canada
4.000% 07/15/13                                                 -           -                 565,000      504,472
Province of British Columbia
5.375% 10/29/08                                                 -           -                       -            -
Province of New Brunswick
Senior Unsubordinated Note
3.500% 10/23/07                                                 -           -                       -            -
Province of Ontario
6.000% 02/21/06                                                 -           -                       -            -
TELUS Corp., Yankee
7.500% 06/01/07                                                 -           -                 500,000      550,440
TransAlta Corp., Yankee
5.750% 12/15/13                                                 -           -                 500,000      490,595
                                                                   ----------                          -----------
                                                     Canada Total           -            Canada Total    4,445,673
                                                                   ----------                          -----------

GERMANY - 0.5%
DEPFA Deutsche Pfandbriefbank AG
3.375% 10/05/07  (b)                                            -           -               1,000,000      999,380
Deutsche Ausgleichsbank
7.000% 06/23/05                                                 -           -               1,000,000    1,055,780
Landwirtschaft Rentenbk, Senior Note
3.375% 11/15/07                                                 -           -                 750,000      748,935
                                                                   ----------                          -----------
                                                    Germany Total           -           Germany Total    2,804,095
                                                                   ----------                          -----------

SUPRA-NATIONAL - 0.6%
European Investment Bank
4.625% 03/01/07                                                 -           -               1,000,000    1,044,070
Inter-American Development Bank
Senior Unsubordinated Note
6.500% 10/20/04                                                 -           -                       -            -
Inter-American Development Bank
Yankee, Debenture
8.875% 06/01/09                                                 -           -                       -            -
International Bank for Reconstruction &
Development, Unsubordinated Note
7.000% 01/27/05                                                 -           -               1,000,000    1,039,850
                                                                   ----------                          -----------
                                             Supra-National Total           -    Supra-National Total    2,083,920
                                                                   ----------                          -----------

AUSTRIA - 0.7%
Oesterreich Kontrollbank AG
5.500% 01/20/06                                                 -           -               1,000,000    1,050,130
Oesterreich Kontrollbank AG
5.125% 03/20/07                                                 -           -                       -            -
                                                                   ----------                          -----------
                                                    Austria Total           -           Austria Total    1,050,130
                                                                   ----------                          -----------

ITALY - 0.1%
Telecom Italia Capital
4.000% 11/15/08 (b)                                             -           -               1,000,000      991,220
                                                                   ----------                          -----------
                                                      Italy Total           -             Italy Total      991,220
                                                                   ----------                          -----------

SOUTH KOREA - 0.1%

British Telecommunications PLC
8.875% 12/15/30                                         1,925,000   2,411,794                 1,925,000    2,411,794
Diageo Capital PLC, Yankee
6.125% 08/15/05                                         5,000,000   5,246,050                 6,290,000    6,599,531
Diageo Capital PLC, Yankee
3.500% 11/19/07                                                 -           -                   500,000      499,935
Royal Bank of Scotland Group PLC
Subordinated Note
5.000% 10/01/14                                         2,850,000   2,795,708                 3,350,000    3,286,183
Royal Bank of Scotland Group PLC
Subordinated Note, Yankee
6.400% 04/01/09                                                 -           -                 1,000,000    1,097,990
Vodafone Group PLC
7.625% 02/15/05                                                 -           -                 1,000,000    1,042,880
Vodafone Group PLC
3.950% 01/30/08                                         4,350,000   4,381,190                 4,350,000    4,381,190
Vodafone Group PLC
5.375% 01/30/15                                         1,580,000   1,571,689                 1,580,000    1,571,689
Vodafone Group PLC
4.625% 07/15/18                                                 -           -                   335,000      298,770
                                                                   ----------                             ----------
                                             United Kingdom Total  16,406,431      United Kingdom Total   23,363,732
                                                                   ----------                             ----------

CANADA - 1.9%
Domtar, Inc., Yankee
5.375% 12/01/13                                                 -           -                   445,000      435,726
Export Development of Canada
4.000% 08/01/07                                         2,325,000   2,372,081                 2,325,000    2,372,081
Hydro-Quebec, Series GF, Yankee
8.875% 03/01/26                                                 -           -                 1,000,000    1,380,200
Hydro-Quebec, Series HH, Yankee
8.500% 12/01/29                                         1,650,000   2,211,412                 1,650,000    2,211,412
Ontario Electricity Financial Corp.
6.100% 01/30/08                                                 -           -                 1,000,000    1,084,240
Petro-Canada
4.000% 07/15/13                                                 -           -                   565,000      504,472
Province of British Columbia
5.375% 10/29/08                                         3,000,000   3,196,290                 3,000,000    3,196,290
Province of New Brunswick
Senior Unsubordinated Note
3.500% 10/23/07                                         4,150,000   4,171,041                 4,150,000    4,171,041
Province of Ontario
6.000% 02/21/06                                         2,950,000   3,128,268                 2,950,000    3,128,268
TELUS Corp., Yankee
7.500% 06/01/07                                                 -           -                   500,000      550,440
TransAlta Corp., Yankee
5.750% 12/15/13                                         1,500,000   1,471,785                 2,000,000    1,962,380
                                                                   ----------                             ----------
                                                     Canada Total  16,550,877              Canada Total   20,996,550
                                                                   ----------                             ----------

GERMANY - 0.5%
DEPFA Deutsche Pfandbriefbank AG
3.375% 10/05/07  (b)                                    3,000,000   2,998,140                 4,000,000    3,997,520
Deutsche Ausgleichsbank
7.000% 06/23/05                                                 -           -                 1,000,000    1,055,780
Landwirtschaft Rentenbk, Senior Note
3.375% 11/15/07                                                 -           -                   750,000      748,935
                                                                   ----------                             ----------
                                                    Germany Total   2,998,140             Germany Total    5,802,235
                                                                   ----------                             ----------

SUPRA-NATIONAL - 0.6%
European Investment Bank
4.625% 03/01/07                                                 -           -                 1,000,000    1,044,070
Inter-American Development Bank
Senior Unsubordinated Note
6.500% 10/20/04                                         1,500,000   1,535,040                 1,500,000    1,535,040
Inter-American Development Bank
Yankee, Debenture
8.875% 06/01/09                                         2,500,000   3,065,350                 2,500,000    3,065,350
International Bank for Reconstruction &
Development, Unsubordinated Note
7.000% 01/27/05                                                 -           -                 1,000,000    1,039,850
                                                                   ----------                             ----------
                                             Supra-National Total   4,600,390      Supra-National Total    6,684,310
                                                                   ----------                             ----------

AUSTRIA - 0.7%
Oesterreich Kontrollbank AG
5.500% 01/20/06                                                 -           -                 1,000,000    1,050,130
Oesterreich Kontrollbank AG
5.125% 03/20/07                                         6,075,000   6,435,065                 6,075,000    6,435,065
                                                                   ----------                             ----------
                                                    Austria Total   6,435,065             Austria Total    7,485,195
                                                                   ----------                             ----------

ITALY - 0.1%
Telecom Italia Capital
4.000% 11/15/08 (b)                                             -           -                 1,000,000      991,220

                                                                   ----------                             ----------
                                                      Italy Total           -               Italy Total      991,220
                                                                   ----------                             ----------

SOUTH KOREA - 0.1%


                       See Notes to Investment Portfolio

Korea Development Bank
3.875% 03/02/09                                                 -           -               1,000,000      967,660
                                                                   ----------                          -----------
                                                South Korea Total           -       South Korea Total      967,660
                                                                   ----------                          -----------
AUSTRALIA - 0.0%
Telstra Corp., Ltd.
6.375% 04/01/12                                                -            -                 750,000      813,098
                                                                   ----------                          -----------
                                                  Australia Total           -         Australia Total      813,098
                                                                   ----------                          -----------
FINLAND - 0.3%
Republic of Finland
4.750% 03/06/07                                                 -           -                       -            -

                                                                   ----------                          -----------
                                                    Finland Total           -           Finland Total            -
                                                                   ----------                          -----------

NETHERLANDS - 0.3%
Deutsche Telekom International Finance
8.250% 06/15/05                                                 -           -                 500,000      532,820
Deutsche Telekom International Finance
8.750% 06/15/30                                                 -           -                       -            -
                                                                   ----------                          -----------
                                                Netherlands Total           -       Netherlands Total      532,820
                                                                   ----------                          -----------

PANAMA - 0.0%
Carnival Corp.
3.750% 11/15/07 b)                                              -           -                 500,000      495,515
                                                                   ----------                          -----------
                                                     Panama Total           -            Panama Total      495,515
                                                                   ----------                          -----------
MEXICO - 0.4%
Mexico Government International Bond
6.625% 03/03/15                                                 -           -                       -            -
                                                                   ----------                          -----------
                                                     Mexico Total           -            Mexico Total            -
                                                                   ----------                          -----------

SPAIN - 0.4%
Kingdom of Spain
7.000% 07/19/05                                                 -           -                       -            -

                                                                   ----------                          -----------
                                                      Spain Total           -             Spain Total            -
                                                                   ----------                          -----------
FRANCE - 0.0%
France Telecom
8.750% 03/01/11                                                 -           -                 275,000      324,167
France Telecom
9.500% 03/01/31                                                 -           -                 120,000      153,704
                                                                   ----------                          -----------
                                                     France Total           -            France Total      477,871
                                                                   ----------                          -----------

HONG KONG - 0.4%
Hutchinson Whampoa International Ltd.
6.250% 01/24/14 (b)                                                         -                 325,000      319,602
                                                                   ----------                          -----------
                                                  Hong Kong Total           -         Hong Kong Total      319,602
                                                                   ----------                          -----------
TOTAL FOREIGN BONDS                                                         -                           21,938,905
                                                                   ----------                          -----------
Korea Development Bank
3.875% 03/02/09                                                 -           -          1,000,000             967,660

                                                                   ----------                             ----------
                                                South Korea Total           -  South Korea Total             967,660
                                                                   ----------                             ----------
AUSTRALIA - 0.0%
Telstra Corp., Ltd.
6.375% 04/01/12                                                -           -            750,000             813,098

                                                                   ----------                             ----------
                                                  Australia Total           -    Australia Total             813,098
                                                                   ----------                             ----------
FINLAND - 0.3%
Republic of Finland
4.750% 03/06/07                                         3,145,000   3,288,475          3,145,000           3,288,475
                                                                   ----------                             ----------
                                                    Finland Total   3,288,475      Finland Total           3,288,475
                                                                   ----------                             ----------

NETHERLANDS - 0.3%
Deutsche Telekom International Finance
8.250% 06/15/05                                                 -           -            500,000             532,820
Deutsche Telekom International Finance
8.750% 06/15/30                                         2,430,000   3,003,407          2,430,000           3,003,407
                                                                   ----------                             ----------
                                                Netherlands Total   3,003,407  Netherlands Total           3,536,227
                                                                   ----------                             ----------

PANAMA - 0.0%
Carnival Corp.
3.750% 11/15/07 b)                                              -           -            500,000             495,515

                                                                   ----------                             ----------
                                                     Panama Total           -       Panama Total             495,515
                                                                   ----------                             ----------
MEXICO - 0.4%
Mexico Government International Bond
6.625% 03/03/15                                         4,140,000   4,181,400          4,140,000           4,181,400
                                                                   ----------                             ----------
                                                     Mexico Total   4,181,400       Mexico Total           4,181,400
                                                                   ----------                             ----------

SPAIN - 0.4%
Kingdom of Spain
7.000% 07/19/05                                         4,000,000   4,235,960          4,000,000           4,235,960
                                                                   ----------                             ----------
                                                      Spain Total   4,235,960        Spain Total           4,235,960
                                                                   ----------                             ----------
FRANCE - 0.0%
France Telecom
8.750% 03/01/11                                                 -           -            275,000             324,167
France Telecom
9.500% 03/01/31                                                 -           -            120,000             153,704
                                                                   ----------                             ----------
                                                     France Total           -       France Total             477,871
                                                                   ----------                             ----------

HONG KONG - 0.4%
Hutchinson Whampoa International Ltd.
6.250% 01/24/14 (b)                                     4,000,000   3,933,560          4,325,000           4,253,162

                                                                   ----------                             ----------
                                                  Hong Kong Total   3,933,560    Hong Kong Total           4,253,162
                                                                   ----------                             ----------
TOTAL FOREIGN BONDS                                                65,633,705                             87,572,610
                                                                   ----------                             ----------

MORTGAGE-BACKED SECURITIES-18.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.4%
6.500%   05/01/06  Pool #348137                                 -           -                  -                   -
8.000%   03/01/07  Pool #004490                                 -           -                  -                   -
7.000%   04/01/07  Pool #077714                                 -           -                  -                   -
6.600%   11/01/07  Pool #375483                                 -           -                  -                   -
7.500%   11/01/07  Pool #188629                                 -           -             18,930              20,140
6.565%   12/01/07  Pool #375567                                 -           -                  -                   -
6.120%   10/01/08  Pool #380999                                 -           -                  -                   -
9.000%   03/01/09  Pool #052954                                 -           -                  -                   -
5.000%   08/01/10  Series A-1, CMO, STRIP                       -           -             26,834              27,149
6.500%   05/01/11  Pool #250554                                 -           -                  -                   -
6.000%   05/01/13  Pool #424339                                 -           -                  -                   -
7.500%   06/01/13  Pool #457543                                 -           -            188,302             201,853
5.000%   07/25/16  Series 2003-2                                -           -                  -                   -
Class CY, CMO
6.000%    08/01/16  Pool#253883                                 -           -                  -                   -
6.000%    12/25/16  Series 1991-G22                             -           -                  -                   -
Class G, CMO
8.500%    08/01/17  Pool #070508                                -           -                  -                   -
4.500%    05/18/19  (f)                                         -           -                  -                   -
5.000%    05/18/19  (f)                                         -           -                  -                   -
5.500%    05/18/19  (f)                                         -           -                  -                   -
6.000%    11/01/23  Pool #050940                                -           -            460,458             473,801
6.500%    03/01/28  Pool #412263                                -           -             46,274              48,224
6.500%    06/01/28  Pool #431718                                -           -                  -                   -
6.000%    06/01/29  Pool #500303                                -           -                  -                   -
6.000%    07/01/29  Pool #501225                                -           -                  -                   -
7.500%    01/01/30  Pool #524827                                -           -                  -                   -
6.500%    02/01/30  Pool #545043                                -           -                  -                   -
8.000%    02/01/30  Pool #526338                                -           -                  -                   -
7.500%    03/01/30  Pool #530327                                -           -                  -                   -
8.000%    03/01/30  Pool #533977                                -           -                  -                   -
8.000%    04/01/30  Pool #537033                                -           -                  -                   -
6.500%    06/01/31  Pool #596449                                -           -                  -                   -
6.500%    08/01/31  Pool #584973                                -           -                  -                   -
6.500%    08/01/31  Pool #596659                                -           -                  -                   -
6.500%    09/01/31  Pool #604108                                -           -                  -                   -
6.000%    12/01/31  Pool #614894                                -           -                  -                   -

MORTGAGE-BACKED SECURITIES-18.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.4%
6.500%   05/01/06  Pool #348137                       9,902     10,141      9,902     10,141
8.000%   03/01/07  Pool #004490                      11,402     11,978     11,402     11,978
7.000%   04/01/07  Pool #077714                         408        418        408        418
6.600%   11/01/07  Pool #375483                     729,428    791,115    729,428    791,115
7.500%   11/01/07  Pool #188629                           -          -     18,930     20,140
6.565%   12/01/07  Pool #375567                     832,449    902,323    832,449    902,323
6.120%   10/01/08  Pool #380999                   1,402,343  1,386,986  1,402,343  1,386,986
9.000%   03/01/09  Pool #052954                       1,960      2,106      1,960      2,106
5.000%   08/01/10  Series A-1, CMO, STRIP                 -          -     26,834     27,149
6.500%   05/01/11  Pool #250554                     510,541    542,025    510,541    542,025
6.000%   05/01/13  Pool #424339                     201,366    210,611    201,366    210,611
7.500%   06/01/13  Pool #457543                           -          -    188,302    201,853
5.000%   07/25/16  Series 2003-2
Class CY, CMO                                     3,275,257  3,356,598  3,275,257  3,356,598
6.000%    08/01/16  Pool#253883                   1,431,637  1,494,106  1,431,637  1,494,106
6.000%    12/25/16  Series 1991-G22
Class G, CMO                                        340,724    348,075    340,724    348,075
8.500%    08/01/17  Pool #070508                      9,806     10,735      9,806     10,735
4.500%    05/18/19  (f)                           8,000,000  7,872,496  8,000,000  7,872,496
5.000%    05/18/19  (f)                           8,500,000  8,547,813  8,500,000  8,547,813
5.500%    05/18/19  (f)                           5,175,000  5,309,229  5,175,000  5,309,229
6.000%    11/01/23  Pool #050940                          -          -    460,458    473,801
6.500%    03/01/28  Pool #412263                          -          -     46,274     48,224
6.500%    06/01/28  Pool #431718                    488,493    509,086    488,493    509,086
6.000%    06/01/29  Pool #500303                    377,642    386,647    377,642    386,647
6.000%    07/01/29  Pool #501225                    223,094    228,414    223,094    228,414
7.500%    01/01/30  Pool #524827                     71,852     76,923     71,852     76,923
6.500%    02/01/30  Pool #545043                  5,217,728  5,447,607  5,217,728  5,447,607
8.000%    02/01/30  Pool #526338                    152,121    164,752    152,121    164,752
7.500%    03/01/30  Pool #530327                     20,530     21,961     20,530     21,961
8.000%    03/01/30  Pool #533977                    163,640    177,044    163,640    177,044
8.000%    04/01/30  Pool #537033                    220,787    238,871    220,787    238,871
6.500%    06/01/31  Pool #596449                    501,721    522,260    501,721    522,260
6.500%    08/01/31  Pool #584973                  1,168,111  1,215,931  1,168,111  1,215,931
6.500%    08/01/31  Pool #596659                    371,782    387,001    371,782    387,001
6.500%    09/01/31  Pool #604108                    156,886    163,309    156,886    163,309
6.000%    12/01/31  Pool #614894                  1,582,931  1,619,674  1,582,931  1,619,674

                       See Notes to Investment Portfolio

    7.000%  06/01/32Pool #641241                                -             -                              -            -
    5.000%  05/13/34(f)                                         -             -                              -            -
    5.500%  05/13/34(f)                                         -             -                              -            -
    6.000%  05/13/34(f)                                         -             -                              -            -
    6.500%  05/13/34(f)                                         -             -                              -            -
    7.000%  05/13/34(f)                                         -             -                              -            -
                                                                    ------------                                  ---------
                                                       FNMA Total             -                     FNMA Total      771,167
                                                                    ------------                                  ---------

    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.2%
    7.750%  09/01/05Pool #140661                                -             -                              -            -
    8.000%  06/01/07Pool #170016                                -             -                              -            -
    7.500%  08/01/08Pool #181313                                -             -                            677          720
    9.000%  08/01/08Pool #277811                                -             -                              -            -
    10.000% 02/01/09Pool #160072                                -             -                              -            -
    9.250%  05/01/09Pool #186624                                -             -                              -            -
    9.500%  08/01/09Pool #306850                                -             -                              -            -
    8.750%  09/01/09Pool #253356                                -             -                              -            -
    9.500%  09/01/10Pool #181320                                -             -                              -            -
    9.500%  09/01/10Pool #250083                                -             -                              -            -
    9.750%  11/01/10Pool #254359                                -             -                              -            -
    10.250% 11/01/10Pool #183419                                -             -                              -            -
    9.500%  03/01/11Pool #183254                                -             -                              -            -
    9.500%  04/01/11Pool #180002                                -             -                              -            -
    10.000% 05/01/11Pool #185169                                -             -                              -            -
    10.000% 12/01/13Pool #256124                                -             -                              -            -
    4.000%  05/15/14Pool #002786                                -             -                              -            -
    Class PB, CMO
    7.000%  12/01/14Pool #E79780, Gold                          -             -                              -            -
    8.750%  07/01/15Pool #256211                                -             -                              -            -
    9.250%  08/01/15Pool #258714                                -             -                              -            -
    9.000%  10/01/15Pool #270674                                -             -                              -            -
    5.000%  08/15/16Pool #002522                                -             -                              -            -
    Class XA, CMO
    9.500%  09/01/16Pool #170189                                -             -                              -            -
    9.000%  10/01/16Pool #280542                                -             -                              -            -
    9.500%  11/01/16Pool #282194                                -             -                              -            -
    7.000%  02/01/17Pool #289284                                -             -                                      35,411
    5.500%  02/01/18Pool #E94196, Gold                          -             -                              -            -
    5.000%  03/01/18Pool #E94906, Gold                          -             -                              -            -
    5.500%  03/01/18Pool #E94833, Gold                          -             -                              -            -
    5.500%  03/01/18Pool #E94983, Gold                          -             -                              -            -
    5.000%  05/01/18Pool #E96369, Gold                          -             -                              -            -
    5.000%  05/01/18Pool #E96371, Gold                          -             -                              -            -
    5.000%  05/01/18Pool #E96372, Gold                          -             -                              -            -
    5.000%  05/18/19(f)                                         -             -                              -            -
    9.000%  10/01/19Pool #544021                                -             -                              -            -
    7.000%  10/01/22Pool #C00184                                -             -                         16,693       17,715
    7.000%  02/01/23Pool #C00213                                -             -                         21,434       22,746
    6.000%  09/01/23Pool #D41208                                -             -                         95,222       97,975
    6.000%  11/01/28Pool #C00680, Gold                          -             -                              -            -
    7.000%  10/01/31Pool #C58844, Gold                          -             -                              -            -
    5.000%  05/13/34(f)                                         -             -                              -            -
    6.000%  05/13/34(f)                                         -             -                              -            -
                                                                    ------------                                  ---------
                                                      FHLMC Total             -                    FHLMC Total      174,567
                                                                    ------------                                  ---------

    STRUCTURED MORTGAGE PRODUCTS - 2.4%
    J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1
    Class A1, CMO
    4.134%  10/15/37                                            -             -                              -            -
    LB-UBS Commercial Mortgage Trust
    Series 2003-C8, Class A4
    5.124%  11/15/32                                            -             -                              -            -
    Rural Housing Trust
    Series 1987-1, Class 1D, CMO
    6.330%  04/01/26                                            -             -                              -            -
    Small Business Administration
    Participation Certificates
    Series 2002-20H, Class 1, CMO
    5.310%  08/01/22                                            -             -                              -            -
    Small Business Administration
    Participation Certificates
    Series 2002-20I, Class 1, CMO
    4.890%  09/01/22                                            -             -                              -            -
    Small Business Administration
    Participation Certificates
    Series 2003-20C, Class 1, CMO
    4.500%  03/01/23                                            -             -                              -            -
    Small Business Administration
    Participation Certificates
    Series 2003-20H, Class 1, CMO
    5.240%  08/01/23                                            -             -                              -            -
    Small Business Administration
    Participation Certificates

    7.000%  06/01/32Pool #641241              455,649        481,694                       455,649            481,694
    5.000%  05/13/34(f)                    12,250,000     11,867,188                    12,250,000         11,867,188
    5.500%  05/13/34(f)                    35,200,000     35,112,000                    35,200,000         35,112,000
    6.000%  05/13/34(f)                    14,675,000     15,009,766                    14,675,000         15,009,766
    6.500%  05/13/34(f)                     5,175,000      5,385,234                     5,175,000          5,385,234
    7.000%  05/13/34(f)                     5,000,000      5,285,940                     5,000,000          5,285,940
                                                         -----------                                   --------------
                                           FNMA Total    115,098,057                    FNMA Total        115,869,224
                                                         -----------                                   --------------

    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.2%
    7.750%  09/01/05Pool #140661               41,014         41,469                        41,014             41,469
    8.000%  06/01/07Pool #170016               18,141         19,256                        18,141             19,256
    7.500%  08/01/08Pool #181313                    -              -                           677                720
    9.000%  08/01/08Pool #277811                  312            314                           312                314
    10.000% 02/01/09Pool #160072                7,762          8,528                         7,762              8,528
    9.250%  05/01/09Pool #186624               94,192        102,868                        94,192            102,868
    9.500%  08/01/09Pool #306850                5,523          6,004                         5,523              6,004
    8.750%  09/01/09Pool #253356                8,954          9,668                         8,954              9,668
    9.500%  09/01/10Pool #181320                1,527          1,683                         1,527              1,683
    9.500%  09/01/10Pool #250083                5,515          6,044                         5,515              6,044
    9.750%  11/01/10Pool #254359                9,981         10,847                         9,981             10,847
    10.250% 11/01/10Pool #183419                7,944          8,788                         7,944              8,788
    9.500%  03/01/11Pool #183254                  586            649                           586                649
    9.500%  04/01/11Pool #180002               10,540         11,663                        10,540             11,663
    10.000% 05/01/11Pool #185169                7,375          7,954                         7,375              7,954
    10.000% 12/01/13Pool #256124                3,732          4,068                         3,732              4,068
    4.000%  05/15/14Pool #002786
    Class PB, CMO                           3,250,000      3,234,512                     3,250,000          3,234,512
    7.000%  12/01/14Pool #E79780, Gold        217,475        231,691                       217,475            231,691
    8.750%  07/01/15Pool #256211                2,088          2,245                         2,088              2,245
    9.250%  08/01/15Pool #258714               11,600         12,581                        11,600             12,581
    9.000%  10/01/15Pool #270674                8,319          8,802                         8,319              8,802
    5.000%  08/15/16Pool #002522
    Class XA, CMO                           3,798,808      3,897,828                     3,798,808          3,897,828
    9.500%  09/01/16Pool #170189                3,209          3,585                         3,209              3,585
    9.000%  10/01/16Pool #280542               12,484         13,835                        12,484             13,835
    9.500%  11/01/16Pool #282194                3,396          3,794                         3,396              3,794
    7.000%  02/01/17Pool #289284                    -              -                        33,435             35,411
    5.500%  02/01/18Pool #E94196, Gold      1,943,130      1,995,256                     1,943,130          1,995,256
    5.000%  03/01/18Pool #E94906, Gold      3,887,782      3,918,516                     3,887,782          3,918,516
    5.500%  03/01/18Pool #E94833, Gold        832,050        854,475                       832,050            854,475
    5.500%  03/01/18Pool #E94983, Gold      2,851,318      2,928,165                     2,851,318          2,928,165
    5.000%  05/01/18Pool #E96369, Gold      3,725,185      3,754,634                     3,725,185          3,754,634
    5.000%  05/01/18Pool #E96371, Gold      3,458,691      3,486,032                     3,458,691          3,486,032
    5.000%  05/01/18Pool #E96372, Gold      3,585,005      3,613,346                     3,585,005          3,613,346
    5.000%  05/18/19(f)                       850,000        855,578                       850,000            855,578
    9.000%  10/01/19Pool #544021               19,421         20,724                        19,421             20,724
    7.000%  10/01/22Pool #C00184                    -              -                        16,693             17,715
    7.000%  02/01/23Pool #C00213                    -              -                        21,434             22,746
    6.000%  09/01/23Pool #D41208                    -              -                        95,222             97,975
    6.000%  11/01/28Pool #C00680, Gold        503,146        515,658                       503,146            515,658
    7.000%  10/01/31Pool #C58844, Gold         87,496         92,397                        87,496             92,397
    5.000%  05/13/34(f)                     7,500,000      7,270,313                     7,500,000          7,270,313
    6.000%  05/13/34(f)                     9,500,000      9,716,714                     9,500,000          9,716,714
                                                          ----------                                    -------------
                                          FHLMC Total     46,670,484                    FHLMC Total        46,845,051
                                                          ----------                                    -------------

    STRUCTURED MORTGAGE PRODUCTS - 2.4%
    J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1
    Class A1, CMO
    4.134%  10/15/37                         6,876,492      6,774,150                     6,876,492          6,774,150
    LB-UBS Commercial Mortgage Trust
    Series 2003-C8, Class A4
    5.124%  11/15/32                         4,550,000      4,550,263                     4,550,000          4,550,263
    Rural Housing Trust
    Series 1987-1, Class 1D, CMO
    6.330%  04/01/26                           754,122        754,000                       754,122            754,000
    Small Business Administration
    Participation Certificates
    Series 2002-20H, Class 1, CMO
    5.310%  08/01/22                         3,673,369      3,730,235                     3,673,369          3,730,235
    Small Business Administration
    Participation Certificates
    Series 2002-20I, Class 1, CMO
    4.890%  09/01/22                         2,195,818      2,179,482                     2,195,818          2,179,482
    Small Business Administration
    Participation Certificates
    Series 2003-20C, Class 1, CMO
    4.500%  03/01/23                         4,268,839      4,111,566                     4,268,839          4,111,566
    Small Business Administration
    Participation Certificates
    Series 2003-20H, Class 1, CMO
    5.240%  08/01/23                         2,459,693      2,475,371                     2,459,693          2,475,371
    Small Business Administration
    Participation Certificates

                        See Notes to Investment Portfolio

    Series 2004-20C, Class 1, CMO
    4.340%  03/01/24                                            -             -                              -            -
                                                                    ------------                                  ---------
                                            Structured Mortgage Products Total -        Structured Mortgage Products Total-
                                                                    ------------                                  ---------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.0%
    9.000%  09/15/04Pool #003669                                -             -                            607          616
    9.000%  03/15/08Pool #026553                                -             -                              -            -
    9.000%  11/15/08Pool #028232                                -             -                              -            -
    9.000%  12/15/08Pool #027562                                -             -                          9,095        9,909
    6.500%  03/15/13Pool #458165                                -             -                              -            -
    6.500%  03/15/13Pool #463723                                -             -                              -            -
    6.500%  04/15/13Pool #466013                                -             -                              -            -
    6.500%  04/15/13Pool #473476                                -             -                              -            -
    6.500%  05/15/13Pool #433742                                -             -                              -            -
    6.500%  05/15/13Pool #450021                                -             -                              -            -
    6.500%  05/15/13Pool #476292                                -             -                              -            -
    6.500%  10/15/13Pool #434017                                -             -                              -            -
    6.500%  10/15/13Pool #471586                                -             -                              -            -
    6.500%  10/15/13Pool #484576                                -             -                              -            -
    6.500%  11/15/13Pool #454228                                -             -                              -            -
    6.500%  11/15/13Pool #477529                                -             -                              -            -
    6.500%  07/15/14Pool #513006                                -             -                              -            -
    6.500%  08/15/14Pool #510894                                -             -                              -            -
    9.500%  10/15/20Pool #296422                                -             -                              -            -
    8.000%  05/15/22Pool #319062                                -             -                         16,199       17,822
    4.750%  07/20/22Pool #008022 (a)                            -             -                              -            -
    7.000%  11/15/22Pool #330551                                -             -                              -            -
    7.000%  10/15/23Pool #369348                                -             -                              -            -
    8.000%  06/15/25Pool #410041                                -             -                              -            -
    8.000%  10/15/25Pool #399781                                -             -                              -            -
    8.000%  01/15/26Pool #417061                                -             -                              -            -
    8.000%  02/15/26Pool #423487                                -             -                              -            -
    7.500%  04/15/26Pool #345614                                -             -                              -            -
    8.000%  05/15/26Pool #432681                                -             -                              -            -
    7.000%  06/15/26Pool #780518                                -             -                              -            -
    8.000%  06/15/26Pool #345638                                -             -                              -            -
    7.500%  02/15/27Pool #433448                                -             -                              -            -
    8.000%  03/15/27Pool #442009                                -             -                              -            -
    7.000%  05/15/28Pool #433801                                -             -                              -            -
    6.000%  05/20/28Pool #002589                                -             -                        117,281      120,337
    6.500%  06/15/28Pool #476350                                -             -                              -            -
    6.500%  01/15/29Pool #482909                                -             -                              -            -
    6.000%  03/15/29Pool #487061                                -             -                        134,060      137,641
    6.500%  03/15/29Pool #464613                                -             -                        139,869      146,216
    7.000%  08/15/29Pool #509742                                -             -                              -            -
    7.500%  09/15/29Pool #466172                                -             -                         21,680       23,290
    7.500%  09/15/29Pool #466158                                -             -                              -            -
    7.000%  02/15/30Pool #516433                                -             -                              -            -
    7.500%  03/15/30Pool #515605                                -             -                              -            -
    6.500%  01/15/32Pool #576519                                -             -                              -            -
    7.000%  05/15/32Pool #533979                                -             -                              -            -
    5.500%  05/20/34(f)                                         -             -                              -            -
                                                                    -----------                                   ---------
                                                       GNMA Total             -                     GNMA Total      455,831
                                                                    -----------                                   ---------
    TOTAL MORTGAGE-BACKED SECURITIES                                          -                                   1,401,565
                                                                    -----------                                   ---------

   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.2%
    U.S. TREASURY NOTES - 5.6%
    2.250%  07/31/04                                    2,700,000     2,708,016                              -            -
    2.125%  08/31/04                                      335,000       336,165                              -            -
    2.000%  11/30/04                                    1,050,000     1,054,471                              -            -
    1.625%  01/31/05                                      150,000       751,319                              -            -
    1.625%  04/30/05                                            -             -                              -            -
    6.750%  05/15/05                                            -             -                        510,000      536,496
    2.000%  08/31/05                                            -             -                              -            -
    1.625%  09/30/05                                            -             -                              -            -
    5.750%  11/15/05                                            -             -                        400,000      422,438
    1.875%  11/30/05                                            -             -                              -            -
    1.875%  12/31/05                                            -             -                              -            -
    1.500%  03/31/06                                            -             -                              -            -
    4.625%  05/15/06                                            -             -                        500,000      522,442
    2.625%  11/15/06                                            -             -                        500,000      499,649
    2.250%  02/15/07                                            -             -                              -            -
    3.375%  12/15/08                                            -             -                              -            -
    4.000%  02/15/14                                            -             -                              -            -
                                                                    -----------                                   ---------
                                           U.S. Treasury Notes Total  4,849,971         U.S. Treasury Notes Total 1,981,025
                                                                    -----------                                   ---------

    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 5.1%
    6.250%  07/15/04                                            -             -                        715,000      722,348
    2.875%  09/15/05                                            -             -                              -            -
    5.250%  01/15/06                                            -             -                      1,000,000    1,048,574
    4.875%  03/15/07                                            -             -                      1,000,000    1,050,731
    3.500%  09/15/07                                            -             -                              -            -
    3.250%  02/25/08                                            -             -                              -            -

    Series 2004-20C, Class 1, CMO
    4.340%  03/01/24                         3,000,000      2,828,209                     3,000,000          2,828,209
                                                          -----------                                   --------------
                                   Structured Mortgage                          Structured Mortgage
                                            Products Total 27,403,276                        Products Total 27,403,276
                                                          -----------                                   --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.0%
    9.000%  09/15/04Pool #003669                     -              -                           607                616
    9.000%  03/15/08Pool #026553                11,491         12,519                        11,491             12,519
    9.000%  11/15/08Pool #028232                16,064         17,501                        16,064             17,501
    9.000%  12/15/08Pool #027562                     -              -                         9,095              9,909
    6.500%  03/15/13Pool #458165                51,779         55,150                        51,779             55,150
    6.500%  03/15/13Pool #463723                11,881         12,655                        11,881             12,655
    6.500%  04/15/13Pool #466013                45,866         48,852                        45,866             48,852
    6.500%  04/15/13Pool #473476                61,789         65,812                        61,789             65,812
    6.500%  05/15/13Pool #433742                66,959         71,319                        66,959             71,319
    6.500%  05/15/13Pool #450021                18,588         19,798                        18,588             19,798
    6.500%  05/15/13Pool #476292                36,352         38,719                        36,352             38,719
    6.500%  10/15/13Pool #434017               107,232        114,214                       107,232            114,214
    6.500%  10/15/13Pool #471586               347,583        370,216                       347,583            370,216
    6.500%  10/15/13Pool #484576                35,487         37,798                        35,487             37,798
    6.500%  11/15/13Pool #454228               264,195        281,398                       264,195            281,398
    6.500%  11/15/13Pool #477529               212,202        226,020                       212,202            226,020
    6.500%  07/15/14Pool #513006                54,662         58,196                        54,662             58,196
    6.500%  08/15/14Pool #510894               196,436        209,137                       196,436            209,137
    9.500%  10/15/20Pool #296422                19,563         22,045                        19,563             22,045
    8.000%  05/15/22Pool #319062                     -              -                        16,199             17,822
    4.750%  07/20/22Pool #008022 (a)           186,227        191,270                       186,227            191,270
    7.000%  11/15/22Pool #330551               303,239        324,801                       303,239            324,801
    7.000%  10/15/23Pool #369348               109,402        117,109                       109,402            117,109
    8.000%  06/15/25Pool #410041                11,123         12,187                        11,123             12,187
    8.000%  10/15/25Pool #399781                49,680         54,433                        49,680             54,433
    8.000%  01/15/26Pool #417061                19,014         20,808                        19,014             20,808
    8.000%  02/15/26Pool #423487                18,554         20,305                        18,554             20,305
    7.500%  04/15/26Pool #345614               352,024        379,056                       352,024            379,056
    8.000%  05/15/26Pool #432681                 8,065          8,826                         8,065              8,826
    7.000%  06/15/26Pool #780518               719,456        767,957                       719,456            767,957
    8.000%  06/15/26Pool #345638                48,663         53,254                        48,663             53,254
    7.500%  02/15/27Pool #433448                 3,527          3,794                         3,527              3,794
    8.000%  03/15/27Pool #442009                93,993        102,667                        93,993            102,667
    7.000%  05/15/28Pool #433801               359,092        382,288                       359,092            382,288
    6.000%  05/20/28Pool #002589                     -              -                       117,281            120,337
    6.500%  06/15/28Pool #476350               208,763        218,304                       208,763            218,304
    6.500%  01/15/29Pool #482909               171,720        179,512                       171,720            179,512
    6.000%  03/15/29Pool #487061                     -              -                       134,060            137,641
    6.500%  03/15/29Pool #464613                 5,017          5,244                       144,886            151,460
    7.000%  08/15/29Pool #509742                85,391         90,857                        85,391             90,857
    7.500%  09/15/29Pool #466172                     -              -                        21,680             23,290
    7.500%  09/15/29Pool #466158                72,384         77,761                        72,384             77,761
    7.000%  02/15/30Pool #516433                38,683         41,154                        38,683             41,154
    7.500%  03/15/30Pool #515605               191,536        205,748                       191,536            205,748
    6.500%  01/15/32Pool #576519             1,373,173      1,434,825                     1,373,173          1,434,825
    7.000%  05/15/32Pool #533979             1,163,199      1,236,571                     1,163,199          1,236,571
    5.500%  05/20/34(f)                      3,000,000      3,000,000                     3,000,000          3,000,000
                                                          -----------                                   --------------
                                            GNMA Total     10,590,080                    GNMA Total         11,045,911
                                                          -----------                                   --------------
    TOTAL MORTGAGE-BACKED SECURITIES                      199,761,897                                      201,163,462
                                                          -----------                                   --------------

   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.2%
    U.S. TREASURY NOTES - 5.6%
    2.250%  07/31/04                                 -              -                     2,700,000          2,708,016
    2.125%  08/31/04                         6,875,000      6,898,904                     7,210,000          7,235,069
    2.000%  11/30/04                                 -              -                     1,050,000          1,054,471
    1.625%  01/31/05                                 -              -                       150,000            751,319
    1.625%  04/30/05                         1,195,000      1,195,186                     1,195,000          1,195,186
    6.750%  05/15/05                                 -              -                       510,000            536,496
    2.000%  08/31/05                           300,000        300,586                       300,000            300,586
    1.625%  09/30/05                         7,550,000      7,520,804                     7,550,000          7,520,804
    5.750%  11/15/05                                 -              -                       400,000            422,438
    1.875%  11/30/05                         7,470,000      7,449,286                     7,470,000          7,449,286
    1.875%  12/31/05                         1,500,000      1,493,965                     1,500,000          1,493,965
    1.500%  03/31/06                           495,000        488,097                       495,000            488,097
    4.625%  05/15/06                                 -              -                       500,000            522,442
    2.625%  11/15/06                        15,300,000     15,289,244                    15,800,000         15,788,893
    2.250%  02/15/07                         8,690,000      8,572,546                     8,690,000          8,572,546
    3.375%  12/15/08                         3,690,000      3,664,343                     3,690,000          3,664,343
    4.000%  02/15/14                         3,115,000      2,992,347                     3,115,000          2,992,347
                                                          -----------                                   --------------
                                U.S. Treasury Notes Total  55,865,308            U.S. Treasury Notes Total  62,696,304
                                                          -----------                                   --------------

    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 5.1%
    6.250%  07/15/04                                 -              -                       715,000            722,348
    2.875%  09/15/05                         1,300,000      1,315,255                     1,300,000          1,315,255
    5.250%  01/15/06                                 -              -                     1,000,000          1,048,574
    4.875%  03/15/07                                 -              -                     1,000,000          1,050,731
    3.500%  09/15/07                         3,950,000      3,974,190                     3,950,000          3,974,190
    3.250%  02/25/08                         6,000,000      5,901,258                     6,000,000          5,901,258

    5.750%  03/15/09                                            -             -                              -            -
    3.375%  04/15/09                                            -             -                              -            -
    4.150%  05/05/10 MTN (f)                                    -             -
    4.125%  05/12/10 MTN (f)                                    -             -
    3.625%  06/10/10 MTN                                        -             -                              -            -
    3.600%  07/07/10 MTN                                        -             -                              -            -
    4.750%  12/08/10 MTN                                        -             -                              -            -
    5.000%  01/30/14 MTN                                        -             -                              -            -
    4.000%  09/15/15                                    2,900,000     2,871,858                              -            -
    9.500%  10/01/16                                        3,287         3,679                              -            -
    9.000%  04/01/17                                       16,574        17,537                              -            -
    5.000%  10/01/18-06/15/26                           2,725,001     2,753,005                              -            -
    4.500%  12/31/19(f)                                 4,000,000     3,937,500                              -            -
    7.500%  09/01/25                                        6,458         6,967                              -            -
    7.000%  11/01/25-03/01/27                              22,911        24,249                              -            -
    8.000%  06/01/26                                        9,692        10,548                              -            -
    4.500%  02/15/27-08/15/28                           2,310,000     2,289,875                              -            -
                                                                    -----------                                   ---------
                                                      FHLMC Total    11,915,218                    FHLMC Total    2,821,653
                                                                    -----------                                   ---------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.0%
    3.000%  06/15/04                                            -             -                              -            -
    7.000%  07/15/05                                            -             -                              -            -
    5.500%  02/15/06                                            -             -                              -            -
    2.500%  01/30/07                                            -             -                              -            -
    3.700%  11/01/07                                            -             -                              -            -
    4.100%  08/27/08                                            -             -                              -            -
    6.375%  06/15/09                                            -             -                        325,000      360,338
    4.125%  04/28/10                                            -             -                              -            -
    4.625%  10/15/13                                            -             -                              -            -
    4.500%  11/25/14                                      440,000       441,395                              -            -
    4.000%  01/25/16                                    1,390,000     1,356,194                              -            -
    9.250%  09/01/16                                        8,016         8,922                              -            -
    5.000%  06/01/18                                    1,248,005     1,256,797                              -            -
    6.250%  05/15/29                                            -             -                              -            -
                                                                    -----------                                   ---------
                                                       FNMA Total     3,063,308                     FNMA Total      360,338
                                                                    -----------                                   ---------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
    6.500%  11/15/28                                      133,789       139,904                              -            -
    7.000%  10/15/27-06/15/28                             124,436       132,589                              -            -
    5.000%  12/01/34 (f)                                1,185,000     1,151,301                              -            -
                                                                    -----------                                   ---------
                                                       GNMA Total     1,423,794                     GNMA Total            -
                                                                    -----------                                   ---------

    FEDERAL HOME LOAN BANK (FHLB) - 1.1%
    Series 4G05
    7.125%  02/15/05                                            -             -                              -            -
                                                                    -----------                                   ---------
                                                       FHLB Total             -                     FHLB Total            -
                                                                    -----------                                   ---------

    FEDERAL FARM CREDIT BANK (FFCB) - 0.5%
    4.050%  12/15/08                                            -             -                              -            -
                                                                    -----------                                   ---------
                                                       FFCB Total             -                     FFCB Total            -
                                                                    -----------                                   ---------

    U.S. TREASURY BOND - 0.4%
    12.000% 08/15/13                                            -             -                        200,000      268,117
    5.375%  02/15/31                                            -             -                              -            -
                                                                    -----------                                   ---------
                                           U.S. Treasury Bond Total           -         U.S. Treasury Bond Total    268,117
                                                                    -----------                                   ---------

    U.S. GOVERNMENT-BACKED BONDS - 0.4%
    A.I.D. Israel, Series 8-D
    6.750%  08/15/04                                            -             -                              -            -
    Private Export Funding Corp., Series H
    6.450%  09/30/04                                            -             -                              -            -
                                                                    -----------                                   ---------
                                           U.S. Government-Backed Bonds Total -         U.S. Government-Backed            -
                                                                    -----------                                   ---------
    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                     21,252,291              Bonds Total          5,431,133
                                                                    -----------                                   ---------

   ASSET-BACKED SECURITIES - 7.5%
    Ameriquest Mortgage Securities, Inc.
    Series 2003-11, Class AF3
    3.640%  01/25/34                                            -             -                              -            -
    BMW Vehicle Owner Trust
    Series 2003-A, Class A4
    2.530%  02/25/08                                            -             -                              -            -
    Centex Home Equity Loan Trust
    Series 2003-B, Class AF3
    2.293%  11/25/27                                            -             -                              -            -
    Chase Manhattan Auto Owner Trust
    Series 2001-A, Class A4
    5.070%  02/15/08                                            -             -                      1,370,311    1,399,060
    Citibank Credit Card Issuance Trust
    Series 2004-A1, Class A1
    2.550%  01/20/09                                            -             -                              -            -
    Citibank Credit Card Master Trust I
    Series 1999-2, Class A
    5.875%  03/10/11                                            -             -                              -            -
    CitiFinancial Mortgage Securities, Inc.

    5.750%  03/15/09                         3,500,000      3,771,761                     3,500,000          3,771,761
    3.375%  04/15/09                         3,725,000      3,615,720                     3,725,000          3,615,720
    4.150%  05/05/10 MTN (f)                 5,000,000      4,953,395                     5,000,000          4,953,395
    4.125%  05/12/10 MTN (f)                 6,000,000      5,935,524                     6,000,000          5,935,524
    3.625%  06/10/10 MTN                     3,000,000      2,874,669                     3,000,000          2,874,669
    3.600%  07/07/10 MTN                     1,600,000      1,529,218                     1,600,000          1,529,218
    4.750%  12/08/10 MTN                     3,900,000      3,886,549                     3,900,000          3,886,549
    5.000%  01/30/14 MTN                     5,075,000      4,954,245                     5,075,000          4,954,245
    4.000%  09/15/15                                 -              -                     2,900,000          2,871,858
    9.500%  10/01/16                                 -              -                         3,287              3,679
    9.000%  04/01/17                                 -              -                        16,574             17,537
    5.000%  10/01/18-06/15/26                        -              -                     2,725,001          2,753,005
    4.500%  12/31/19(f)                              -              -                     4,000,000          3,937,500
    7.500%  09/01/25                                 -              -                         6,458              6,967
    7.000%  11/01/25-03/01/27                        -              -                        22,911             24,249
    8.000%  06/01/26                                 -              -                         9,692             10,548
    4.500%  02/15/27-08/15/28                        -              -                     2,310,000          2,289,875
                                                          -----------                                   --------------
                                           FHLMC Total     42,711,784                   FHLMC Total         57,448,655
                                                          -----------                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.0%
    3.000%  06/15/04                         1,100,000      1,102,445                     1,100,000          1,102,445
    7.000%  07/15/05                         4,865,000      5,161,254                     4,865,000          5,161,254
    5.500%  02/15/06                         2,800,000      2,952,222                     2,800,000          2,952,222
    2.500%  01/30/07                         2,000,000      1,974,682                     2,000,000          1,974,682
    3.700%  11/01/07                         4,500,000      4,519,656                     4,500,000          4,519,656
    4.100%  08/27/08                         2,000,000      2,011,678                     2,000,000          2,011,678
    6.375%  06/15/09                                 -              -                       325,000            360,338
    4.125%  04/28/10                         3,000,000      2,969,973                     3,000,000          2,969,973
    4.625%  10/15/13                         6,400,000      6,230,746                     6,400,000          6,230,746
    4.500%  11/25/14                                 -              -                       440,000            441,395
    4.000%  01/25/16                                 -              -                     1,390,000          1,356,194
    9.250%  09/01/16                                 -              -                         8,016              8,922
    5.000%  06/01/18                                 -              -                     1,248,005          1,256,797
    6.250%  05/15/29                         3,000,000      3,185,274                     3,000,000          3,185,274
                                                          -----------                                   --------------
                                            FNMA Total     30,107,930                    FNMA Total         33,531,576
                                                          -----------                                   --------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
    6.500%  11/15/28                                 -              -                       133,789            139,904
    7.000%  10/15/27-06/15/28                        -              -                       124,436            132,589
    5.000%  12/01/34(f)                              -              -                     1,185,000          1,151,301
                                                          -----------                                   --------------
                                            GNMA Total              -                    GNMA Total          1,423,794
                                                          -----------                                   --------------

    FEDERAL HOME LOAN BANK (FHLB) - 1.1%
    Series 4G05
    7.125%  02/15/05                        12,000,000     12,525,324                    12,000,000         12,525,324
                                                          -----------                                   --------------
                                            FHLB Total     12,525,324                    FHLB Total         12,525,324
                                                          -----------                                   --------------

    FEDERAL FARM CREDIT BANK (FFCB) - 0.5%
    4.050%  12/15/08                         5,000,000      5,006,515                     5,000,000          5,006,515
                                                          -----------                                   --------------
                                            FFCB Total      5,006,515                    FFCB Total          5,006,515
                                                          -----------                                   --------------

    U.S. TREASURY BOND - 0.4%
    12.000% 08/15/13                                 -              -                       200,000            268,117
    5.375%  02/15/31                         4,320,000      4,376,700                     4,320,000          4,376,700
                                                          -----------                                   --------------
                                U.S. Treasury Bond Total    4,376,700             U.S. Treasury Bond Total   4,644,817
                                                          -----------                                   --------------

    U.S. GOVERNMENT-BACKED BONDS - 0.4%
    A.I.D. Israel, Series 8-D
    6.750%  08/15/04                         2,000,000      2,014,980                     2,000,000          2,014,980
    Private Export Funding Corp., Series H
    6.450%  09/30/04                         2,000,000      2,042,100                     2,000,000          2,042,100
                                                          -----------                                   --------------
                         U.S. Government-Backed Bonds Total 4,057,080         U.S. Government-Backed Bonds   4,057,080
                                                          -----------                                   --------------
                                                                              Total U.S. Government and
    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS          154,650,641         Agency Obligations           181,334,065
                                                          -----------                                   --------------

   ASSET-BACKED SECURITIES - 7.5%
    Ameriquest Mortgage Securities, Inc.
    Series 2003-11, Class AF3
    3.640%  01/25/34                         4,825,000      4,869,693                     4,825,000          4,869,693
    BMW Vehicle Owner Trust
    Series 2003-A, Class A4
    2.530%  02/25/08                         3,900,000      3,879,252                     3,900,000          3,879,252
    Centex Home Equity Loan Trust
    Series 2003-B, Class AF3
    2.293%  11/25/27                         3,200,000      3,150,069                     3,200,000          3,150,069
    Chase Manhattan Auto Owner Trust
    Series 2001-A, Class A4
    5.070%  02/15/08                                 -              -                     1,370,311          1,399,060
    Citibank Credit Card Issuance Trust
    Series 2004-A1, Class A1
    2.550%  01/20/09                         5,000,000      4,934,650                     5,000,000          4,934,650
    Citibank Credit Card Master Trust I
    Series 1999-2, Class A
    5.875%  03/10/11                         4,000,000      4,321,120                     4,000,000          4,321,120
    CitiFinancial Mortgage Securities, Inc.

                        See Notes to Investment Portfolio

    Series 2003-2, Class AF2
    2.130%  05/25/33                                            -             -                              -            -
    DaimlerChrysler Auto Trust
    Series 2002-C, Class A4
    3.090%  01/08/08                                            -             -                              -            -
    Ford Credit Auto Owner Trust
    Series 2002-D, Class A4A
    3.130%  11/15/06                                            -             -                              -            -
    Franklin Auto Trust
    Series 2003-2, Class A4
    3.130%  11/15/11                                            -             -                              -            -
    Greenwich Capital Commercial Funding Corp.
    Series 2003-C2, Class A2
    4.022%  01/05/36                                            -             -                              -            -
    GS Mortgage Securities Corp.
    Series 2004-NC1, Class AF3
    3.519%  11/25/33                                            -             -                              -            -
    Guaranteed Export Trust Certificates
    Series 1993-D, Class A
    5.230%  05/15/05                                            -             -                        212,760      215,904
    Honda Auto Receivables Owner Trust
    Series 2001-2, Class A4
    5.090%  10/18/06                                            -             -                        564,620      566,850
    MBNA Credit Card Master Note Trust
    Series 2002-A1, Class A1
    4.950%  06/15/09                                            -             -                              -            -
    Nissan Auto Receivables Owner Trust
    Series 2004-A, Class A4
    2.760%  07/15/09                                            -             -                              -            -
    Oakwood Mortgage Investors, Inc.
    Series 1997-B, Class A4
    7.100%  08/15/27                                            -             -                              -            -
    Residential Asset Mortgage Products, Inc.
    5.050%  05/25/32                                      575,000       572,930                              -            -
    Residential Asset Mortgage Products, Inc.
    Series 2004-RS3, Class AI2
    3.052%  06/25/29                                            -             -                              -            -
    Residential Asset Securities Corp.
    Series 2003-KS7, Class AI3
    3.372%  11/25/28                                            -             -                              -            -
    Wells Fargo Financial Auto Owner Trust
    Series 2004-A, Class A4
    2.670%  08/16/10                                            -             -                              -            -
    WFS Financial Owner Trust
    Series 2003-2, Class A4
    2.410%  12/20/10                                            -             -                              -            -
    WFS Financial Owner Trust
    Series 2004-1, Class A4
    2.810%  08/22/11                                            -             -                              -            -
                                                                     ----------                                  ----------
    TOTAL ASSET-BACKED SECURITIES                                       572,930                                   2,181,814
                                                                     ----------                                  ----------

   MUNICIPAL SECURITIES - 0.3%
    FLORIDA - 0.1%
    Vero Beach Water & Sewer Revenue
    Series A
    6.400%  12/01/08
    Insured: FGIC                                               -             -                              -            -
                                                                     ----------                                  ----------
                                                    Florida Total             -                  Florida Total            -
                                                                     ----------                                  ---------

    OKLAHOMA - 0.1%
    Oklahoma City Airport Trust
    Junior Lien, 21st Series
    6.750%  07/01/05
    Insured: MBIA                                               -             -                              -            -
                                                                    ------------                                  ---------
                                                   Oklahoma Total             -                 Oklahoma Total            -
                                                                    ------------                                  ---------

    NEW JERSEY - 0.1%
    Secaucus Municipal Utilities Authority
    Sewer Revenue, Series B
    8.500%  12/01/06                                            -             -                              -            -
                                                                    ------------                                  ---------
                                                 New Jersey Total             -               New Jersey Total            -
                                                                    ------------                                  ---------
    TOTAL MUNICIPAL SECURITIES                                                -                                           -
                                                                    ------------                                  ---------

SHORT-TERM OBLIGATIONS - 11.0%
   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
    FEDERAL HOME LOAN BANK (FHLB) - 7.1%
    0.980%  5/14/2004 (g)                                                      -                                          -
                                                                    ------------                                  ---------
                                                       FHLB Total              -                    FHLB Total            -
                                                                    ------------                                  ---------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.0%
    0.970%  5/18/2004 (g)                                                      -                                          -
                                                                    ------------                                  ---------
                                                       FNMA Total              -                    FNMA Total            -
                                                                    ------------                                  ---------

   REPURCHASE AGREEMENTS - 1.9%

    Series 2003-2, Class AF2
    2.130%  05/25/33                             3,000,000      2,955,780                     3,000,000          2,955,780
    DaimlerChrysler Auto Trust
    Series 2002-C, Class A4
    3.090%  01/08/08                             1,475,000      1,488,614                     1,475,000          1,488,614
    Ford Credit Auto Owner Trust
    Series 2002-D, Class A4A
    3.130%  11/15/06                             3,000,000      3,030,210                     3,000,000          3,030,210
    Franklin Auto Trust
    Series 2003-2, Class A4
    3.130%  11/15/11                             2,000,000      1,989,450                     2,000,000          1,989,450
    Greenwich Capital Commercial Funding Corp.
    Series 2003-C2, Class A2
    4.022%  01/05/36                             6,030,000      5,959,375                     6,030,000          5,959,375
    GS Mortgage Securities Corp.
    Series 2004-NC1, Class AF3
    3.519%  11/25/33                             6,175,000      6,165,365                     6,175,000          6,165,365
    Guaranteed Export Trust Certificates
    Series 1993-D, Class A
    5.230%  05/15/05                                     -              -                       212,760            215,904
    Honda Auto Receivables Owner Trust
    Series 2001-2, Class A4
    5.090%  10/18/06                                     -              -                       564,620            566,850
    MBNA Credit Card Master Note Trust
    Series 2002-A1, Class A1
    4.950%  06/15/09                             2,750,000      2,880,323                     2,750,000          2,880,323
    Nissan Auto Receivables Owner Trust
    Series 2004-A, Class A4
    2.760%  07/15/09                             4,010,000      3,949,329                     4,010,000          3,949,329
    Oakwood Mortgage Investors, Inc.
    Series 1997-B, Class A4
    7.100%  08/15/27                             1,609,914      1,632,302                     1,609,914          1,632,302
    Residential Asset Mortgage Products, Inc.
    5.050%  05/25/32                                     -              -                       575,000            572,930
    Residential Asset Mortgage Products, Inc.
    Series 2004-RS3, Class AI2
    3.052%  06/25/29                             4,960,000      4,843,291                     4,960,000          4,843,291
    Residential Asset Securities Corp.
    Series 2003-KS7, Class AI3
    3.372%  11/25/28                             5,600,000      5,563,152                     5,600,000          5,563,152
    Wells Fargo Financial Auto Owner Trust
    Series 2004-A, Class A4
    2.670%  08/16/10                             7,270,000      7,156,438                     7,270,000          7,156,438
    WFS Financial Owner Trust
    Series 2003-2, Class A4
    2.410%  12/20/10                             4,880,000      4,772,103                     4,880,000          4,772,103
    WFS Financial Owner Trust
    Series 2004-1, Class A4
    2.810%  08/22/11                             8,125,000      7,997,887                     8,125,000          7,997,887
                                                              -----------                                   --------------
    TOTAL ASSET-BACKED SECURITIES                              81,538,403                                       84,293,147
                                                              -----------                                   --------------

   MUNICIPAL SECURITIES - 0.3%
    FLORIDA - 0.1%
    Vero Beach Water & Sewer Revenue
    Series A
    6.400%  12/01/08
    Insured: FGIC                                1,885,000      1,929,750                     1,885,000          1,929,750
                                                              -----------                                   --------------
                                             Florida Total      1,929,750                 Florida Total          1,929,750
                                                              -----------                                   --------------

    OKLAHOMA - 0.1%
    Oklahoma City Airport Trust
    Junior Lien, 21st Series
    6.750%  07/01/05
    Insured: MBIA                                1,010,000      1,018,514                     1,010,000          1,018,514
                                                              -----------                                   --------------
                                            Oklahoma Total      1,018,514                        Oklahoma Total  1,018,514
                                                              -----------                                   --------------

    NEW JERSEY - 0.1%
    Secaucus Municipal Utilities Authority
    Sewer Revenue, Series B
    8.500%  12/01/06                               600,000        636,042                       600,000            636,042
                                                              -----------                                   --------------
                                          New Jersey Total        636,042                     New Jersey Total     636,042
                                                              -----------                                   --------------
    TOTAL MUNICIPAL SECURITIES                                  3,584,306                                        3,584,306
                                                              -----------                                   --------------

SHORT-TERM OBLIGATIONS - 11.0%
   U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
    FEDERAL HOME LOAN BANK (FHLB) - 7.1%
    0.980%  5/14/2004 (g)                       79,300,000     79,271,937                    79,300,000         79,271,937
                                                              -----------                                   --------------
                                           FHLB Total          79,271,937                    FHLB Total         79,271,937
                                                              -----------                                   --------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.0%
    0.970%  5/18/2004 (g)                       22,525,000     22,514,682                    22,525,000         22,514,682
                                                              -----------                                   --------------
                                                FNMA Total     22,514,682                    FNMA Total         22,514,682
                                                              -----------                                   --------------

   REPURCHASE AGREEMENTS - 1.9%

                        See Notes to Investment Portfolio

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04,
    due 05/03/04 at 0.880%, collateralized
    by a U.S. Treasury Note maturing 05/15/06,
    market value $6,039,215 (repurchase
    proceeds $5,916,434) (Cost of $5,916,000)           5,916,000     5,916,000                              -            -
                                                                    -----------                                   ---------

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04, due
    05/03/04 at 0.880%, collateralized
    by a U.S. Treasury Note maturing 10/15/06,
    market value $4,513,039 (repurchase proceeds
    $4,424,324) (Cost of $4,424,000)                            -             -                      4,424,000    4,424,000
                                                                    -----------                                   ---------

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04, due
    05/03/04 at 0.880%, collateralized
    by U.S. Treasury Bonds with various maturities
    to 08/15/23, market value $10,965,439 (repurchase
    proceeds $10,750,788) (Cost of $10,750,000)                 -             -                              -            -
                                                                    -----------                                   ---------

    TOTAL SHORT-TERM OBLIGATIONS                                      5,916,000                                   4,424,000
                                                                    -----------                                   ---------

    TOTAL INVESTMENTS - 109.5%                                       59,430,870                                 196,738,504
    OTHER ASSETS & LIABILITIES, NET - (9.5)%                        $(5,285,456)                                  1,973,686
    NET ASSETS - 100.0%                                             $54,145,414                                $198,758,685
                                                                    ===========                                ============

    TOTAL INVESTMENTS AT COST

                                                                    $58,541,809(H)                             $189,931,004(I)
                                                                    ===========                                ============

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04,
    due 05/03/04 at 0.880%, collateralized
    by a U.S. Treasury Note maturing 05/15/06,
    market value $6,039,215 (repurchase
    proceeds $5,916,434) (Cost of $5,916,000)                   -             -              5,916,000      5,916,000
                                                                    -----------                        --------------

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04, due
    05/03/04 at 0.880%, collateralized
    by a U.S. Treasury Note maturing 10/15/06,
    market value $4,513,039 (repurchase proceeds
    $4,424,324) (Cost of $4,424,000)                            -             -              4,424,000      4,424,000
                                                                    -----------                        --------------

    Repurchase agreement with State Street
    Bank & Trust Co., dated 04/30/04, due
    05/03/04 at 0.880%, collateralized
    by U.S. Treasury Bonds with various maturities
    to 08/15/23, market value $10,965,439 (repurchase
    proceeds $10,750,788) (Cost of $10,750,000)        10,750,000    10,750,000             10,750,000     10,750,000
                                                                    -----------                        --------------

    TOTAL SHORT-TERM OBLIGATIONS                                    112,536,619                           122,876,619
                                                                    -----------                        --------------

    TOTAL INVESTMENTS - 109.5%                                      968,665,931                         1,224,835,305
    OTHER ASSETS & LIABILITIES, NET - (9.5)%                       (103,349,878)                         (106.661.648)
    NET ASSETS - 100.0%                                           $ 865,380,625                        $1,118,173,657
                                                                  =============                        ==============

    TOTAL INVESTMENTS AT COST

                                                                  $ 959,960,931 (J)                    $1,208,433,744
                                                                  =============                        ==============

      NOTES TO INVESTMENT PORTFOLIO:

(a) Floating rate note. The interest rate shown reflects the rate as of April 30, 2004.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.

            These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to $17,776,356, which represents 1.6% of net assets.

(c)         Investments in affiliates during the year ended April 30, 2004:

            As a result of a merger effective April 1, 2004, Bank of America Corp. became the parent company of the Investment Advisor.

Security Name:                  Bank of America Corp., Senior Note, 4.875%, 01/15/13
Par as of 04/30/03:             $ 1,090,000
Par as of 04/30/04:             $ 1,090,000
Net realized gain (loss):       $         -
Interest income earned:         $    53,137
Value at end of period:         $ 1,078,206

Security Name:                  Bank of America Corp., Subordinated Note, 7.750%, 08/15/04
Par as of 04/30/03:             $   700,000
Par as of 04/30/04:             $   700,000
Net realized gain (loss):       $         -
Interest income earned:         $    54,250
Value at end of period:         $   710,710

Security Name:                  Bank of America Corp., Subordinated Note, 7.625%, 04/15/05
Par as of 04/30/03:             $   500,000
Par as of 04/30/04:             $   500,000
Net realized gain (loss):       $         -
Interest income earned          $    38,125
Value at end of period:         $   521,825

(d) Step Bond. Shown parenthetically is the next interest rate to be paid.

(e) U.S. Dollar-Denominated.

(f) Security purchased on a delayed delivery basis.

(g) The rate shown represents the annualized yield at date of purchase.

(h) Cost for financial statements and federal income tax purposes is the same.

(i) Cost for federal income tax purposes is $191,560,656.

(j) Cost for federal income tax purposes is $962,479,486.

ACRONYM                                 NAME
-------               ---------------------------------------
 CMO                    Collateralized Mortgage Obligation
 FGIC                    Federal Guaranty Insurance Corp.
 MBIA                  Municipal Bond Insurance Association
 MTN                             Medium Term Note
 STRIP                Separate Trading of Registered Interest
                            and Principal of Securities

                                                                      APPENDIX A


Columbia Funds Trust I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund
Columbia Tax-Managed Aggressive Growth Fund

Columbia Funds Trust II
Columbia Newport Greater China Fund
Columbia Money Market Fund

Columbia Funds Trust III
Columbia Mid Cap Value Fund
Columbia Liberty Fund
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund
Columbia Federal Securities Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

Columbia Funds Trust V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut
Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Funds Trust VI
Columbia Growth & Income Fund
Columbia Small Cap Value Fund
Columbia Newport Asia Pacific Fund

Columbia Funds Trust VII
Columbia Newport Tiger Fund
Columbia Europe Fund

Columbia Funds Trust VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

COLUMBIA funds trust ix
Columbia High Yield Municipal Fund
Columbia Managed Municipals Fund

Columbia Funds Trust XI
Columbia Young Investor Fund
Columbia Growth Stock Fund
Columbia Global Thematic Equity Fund
Columbia European Thematic Equity Fund
Columbia Asset Allocation Fund Columbia
Dividend Income Fund Columbia Large Cap Core Fund
Columbia International Equity Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Small Company Equity Fund


The Funds listed above are referred to collectively as the "Funds" and the Trusts listed above are referred to collectively as the "Trusts."

             Supplement to the Statements of Additional Information

Under the heading "HOW TO BUY SHARES", the seventh paragraph is deleted and replaced with the following:

In addition to the commissions specified in a Fund's prospectus and this SAI, CFD, or its advisory affiliates, from their own resources, may make cash payments to FSFs that agree to promote the sale of shares of funds that CFD distributes. A number of factors may be considered in determining the amount of those payments, including the FSF's sales, client assets invested in the funds and redemption rates, the quality of the FSF's relationship with CFD and/or its affiliates, and the nature of the services provided by FSFs to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the FSF's representatives, and inclusion of the Fund on focus, select or other similar lists.

Subject to applicable rules, CFD may also pay non-cash compensation to FSFs and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for FSF educational or training events.

In addition, CFD, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund.

As of the date of this Supplement, CFD and its affiliates anticipate that the FSFs and intermediaries that will receive the additional compensation described above include:

1st Global Capital Corp
401 Company
ABN AMRO Trust Services
ADP Retirement Services
Advest
AEGON/Transamerica
AG Edwards
American Century Services
American Express
AMG
AON Consulting
AST Trust Company
Banc of America Investment Services
BancOne
Bear Stearns
Benefit Plan Administrators
Bidwell & Company
BNY Clearing
C N A Trust
Charles Schwab
CIBC Oppenheimer
Citigroup Global Markets
CitiStreet Associates LLC
City National Bank
City of Milwaukee
Columbia Trust Company
Commonwealth Financial
Compensation & Capital
CPI Qualified Plan Consultants
Daily Access Concepts
Davenport & Company
Delaware Investments
Digital Retirement Solutions
Discover Brokerage
Dreyfus/Mellon
Edgewood Services
Edward Jones
E-Trade,
ExpertPlan
FAS Liberty Life Spectrum
Ferris Baker Watts
Fidelity
Financial Data Services
Franklin Templeton
Freeman Welwood
Gem Group
Great West Life
Hewitt Associates LLC
Huntington Bank
ING Intermountain Health Care
Investmart, Inc.
Investment Manager Services (IMS)
Janney Montgomery Scott
JJB Hilliard Lyons
JP Morgan/American Century
Kenney Investments
Kirkpatrick Pettis Smith Polian Inc
Legg Mason Wood Walker
Liberty Life
Lincoln Financial
Lincoln Life
Linsco Private Ledger
M & T Securities
Marquette Trust Company
Mass Mutual Life
Matrix Settlement & Clearance Services (MSCS)
McDonald Investments
Merrill Lynch
MetLife
MFS
Mfund Trax
MidAtlantic Capital
Milliman USA
Morgan Keegan
Morgan Stanley Dean Witter
PFPC
Nationwide Investment Services
Neuberger Berman Mgmt
NFP Securities
NSD -NetStock Sharebuilder
NYLife Distributors
Optimum Investment Advisors
Orbitex
Pershing LLC
Phoenix Home Life
Piper Jaffray
PNC
PPI Employee Benefits
Private Bank & Trust
Prudential
Putnam Investments
Raymond James
RBC Dain Rausher
Robert W Baird
Royal Alliance
RSM McGladrey Inc.
Safeco
Scott & Stringfellow
Scudder Investments
Security Benefit
Segall Bryant Hamill
South Trust Securities
Southwest Securities
Standard Insurance
Stanton Group
State of NY Deferred Compensation Plan
Stephens, Inc.
Stifel Nicolaus & Co
Strong Capital
Sungard T Rowe Price
Trustar Retirement Services
Trustlynx/Datalynx
UBS Financial Services
USAA Investment Management
Vanguard
Wachovia
TD Waterhouse
Webster Investment Services
Wells Fargo
Wilmington Trust

Please contact your FSF or intermediary for details about payments it may receive.

G-35/554T-1004                                                 November 1, 2004




COLUMBIA FUNDS TRUST I
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund

COLUMBIA FUNDS TRUST II
Columbia Money Market Fund

COLUMBIA FUNDS TRUST III
Columbia Global Equity Fund
Columbia Contrarian Income Fund
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund

COLUMBIA FUNDS TRUST IV
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund
Columbia Utilities Fund
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund

COLUMBIA FUNDS TRUST VIII
Columbia Income Fund
Columbia Intermediate Bond Fund

The funds listed above are all referred to collectively as the "Funds" and the Trusts listed above are all referred to collectively as the "Trusts."

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The disclosure following the caption "Trustees and Officers" located in the section "Management of the Funds" in Part 2 of the Statement of Information is restated in its entirety:


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.




                                                                                     Number of
                                                                                     Portfolios
                                     Year First                                       in Fund
                                     Elected or                                       Complex
    Name, Address        Position    Appointed         Principal Occupation(s)        Overseen         Other
       and Age          with Funds  to Office(1)       During Past Five Years        by Trustee  Directorships Held
       -------          ----------  ------------       ----------------------        ----------  ------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker        Trustee        1996      Executive Vice President -          118           Orbitz, Inc.
(Age 48)                                          Strategy of United Airlines                     (on-line travel
P.O. Box 66100                                    (airline) since December, 2002                      company)
Chicago, IL 60666                                 (formerly President of UAL
                                                  Loyalty Services (airline) from
                                                  September, 2001 to December,
                                                  2002; Executive Vice President
                                                  and Chief Financial Officer of
                                                  United Airlines from March, 1999
                                                  to September, 2001; Senior Vice
                                                  President-Finance from March,
                                                  1993 to July, 1999).


DISINTERESTED TRUSTEES
Janet Langford Kelly     Trustee        1996      Private Investor since March,       118               None
(Age 46)                                          2004 (formerly Chief
9534 W. Gull Lake                                 Administrative Officer and
Drive                                             Senior Vice President, Kmart
Richland, MI                                      Holding Corporation (consumer
49083-8530                                        goods), from September, 2003 to
                                                  March, 2004; Executive Vice
                                                  President-Corporate Development
                                                  and Administration, General
                                                  Counsel and Secretary, Kellogg
                                                  Company (food manufacturer), from
                                                  September, 1999 to August, 2003;
                                                  Senior Vice President, Secretary
                                                  and General Counsel, Sara Lee
                                                  Corporation (branded, packaged,
                                                  consumer-products manufacturer)
                                                  from January, 1995 to September,
                                                  1999).

Richard W. Lowry         Trustee        1995      Private Investor since August,      120(3)            None
(Age 68)                                          1987 (formerly Chairman and
10701 Charleston Drive                            Chief Executive Officer, U.S.
Vero Beach, FL 32963                              Plywood Corporation (building
                                                  products manufacturer)).

DISINTERESTED TRUSTEES
Charles R. Nelson        Trustee        1981      Professor of Economics,             118               None
(Age 62)                                          University of Washington, since
Department of                                     January, 1976; Ford and Louisa
Economics                                         Van Voorhis Professor of
University of                                     Political Economy, University of
Washington                                        Washington, since September,
Seattle, WA 98195                                 1993 (formerly Director,
                                                  Institute for Economic Research,
                                                  University of Washington from
                                                  September, 2001 to June, 2003)
                                                  Adjunct Professor of Statistics,
                                                  University of Washington, since
                                                  September, 1980; Associate
                                                  Editor, Journal of Money Credit
                                                  and Banking, since September,
                                                  1993; consultant on econometric
                                                  and statistical matters.


John J. Neuhauser        Trustee        1985      Academic Vice President and Dean    121(3,4)      Saucony, Inc.
(Age 61)                                          of Faculties since August, 1999,                   (athletic
84 College Road                                   Boston College (formerly Dean,                     footwear)
Chestnut Hill, MA                                 Boston College School of
02467-3838                                        Management from September, 1977
                                                  to September, 1999).

Patrick J. Simpson       Trustee        2000      Partner, Perkins Coie L.L.P.        118               None
(Age 60)                                          (law firm).
1120 N.W. Couch Street
Tenth Floor
Portland, OR
97209-4128

DISINTERESTED TRUSTEES

Thomas E. Stitzel        Trustee        1998      Business Consultant since 1999      118               None
(Age 68)                                          (formerly Professor of Finance
2208 Tawny Woods Place                            from 1975 to 1999, College of
Boise, ID  83706                                  Business, Boise State
                                                  University); Chartered Financial
                                                  Analyst.

Thomas C. Theobald       Trustee        1996      Partner and Senior Advisor,         118             Anixter
(Age 67)(5)                and                    Chicago Growth Partners (private                 International
303 W. Madison           Chairman                 equity investing) since                         (network support
Suite 2500                of the                  September, 2004 (formerly                          equipment
Chicago, IL 60606         Board                   Managing Director, William Blair                 distributor);
                                                  Capital Partners (private equity                  Ventas, Inc.
                                                  investing) from September, 1994                   (real estate
                                                  to September, 2004).                               investment
                                                                                                    trust); Jones
                                                                                                    Lang LaSalle
                                                                                                    (real estate
                                                                                                     management
                                                                                                    services) and
                                                                                                  MONY Group (life
                                                                                                     insurance)

Anne-Lee Verville        Trustee        1998      Retired since 1997 (formerly        119(4)      Chairman of the
(Age 59)                                          General Manager, Global                             Board of
359 Stickney Hill Road                            Education Industry, IBM                        Directors, Enesco
Hopkinton, NH  03229                              Corporation (computer and                         Group, Inc.
                                                  technology) from 1994 to 1997).                    (designer,
                                                                                                    importer and
                                                                                                   distributor of
                                                                                                    giftware and
                                                                                                    collectibles)
DISINTERESTED TRUSTEES

Richard L. Woolworth     Trustee        1991      Retired since December 2003         118         Northwest Natural
(Age 63)                                          (formerly Chairman and Chief                    Gas Co. (natural
100 S.W. Market Street                            Executive Officer, The Regence                    gas service
#1500                                             Group (regional health insurer);                   provider)
Portland, OR 97207                                Chairman and Chief Executive
                                                  Officer, BlueCross BlueShield of
                                                  Oregon; Certified Public
                                                  Accountant, Arthur Young &
                                                  Company)

INTERESTED TRUSTEE
William E. Mayer(2)      Trustee        1994      Managing Partner, Park Avenue       120(3)      Lee Enterprises
(Age 64)                                          Equity Partners (private equity)               (print media), WR
399 Park Avenue                                   since February, 1999 (formerly                  Hambrecht + Co.
Suite 3204                                        Founding Partner, Development                      (financial
New York, NY 10022                                Capital LLC from November 1996                      service
                                                  to February, 1999).                             provider); First
                                                                                                       Health
                                                                                                   (healthcare);
                                                                                                  Reader's Digest
                                                                                                   (publishing);
                                                                                                     OPENFIELD
                                                                                                 Solutions (retail
                                                                                                      industry
                                                                                                     technology
                                                                                                      provider)






(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Theobald was appointed as Chairman of the Board effective
December 10, 2003.




                                   Year First
                                   Elected or
    Name, Address       Position   Appointed                         Principal Occupation(s)
       and Age         with Funds  to Office                         During Past Five Years
       -------         ----------  ---------                         ----------------------
OFFICERS
Christopher L. Wilson  President      2004     President of the Columbia Funds, Liberty Funds and Stein Roe
(Age 47)                                       Funds since October, 2004 (formerly President and Chief
One Financial Center                           Executive Officer, CDC IXIS Asset Management Services, Inc. from
Boston, MA 02111                               September, 1998 to August, 2004).

J. Kevin Connaughton   Treasurer      2000     Treasurer of the Columbia Funds since October, 2003 and of the
(Age 39)                                       Liberty Funds, Stein Roe Funds and All-Star Funds since
One Financial Center                           December, 2000; Vice President of the Advisor since April, 2003
Boston, MA 02111                               (formerly President of the Columbia Funds, Liberty Funds and
                                               Stein Roe Funds from February, 2004 to October, 2004; Chief
                                               Accounting Officer and Controller of the Liberty Funds and of the
                                               All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia
                                               Management Multi-Strategy Hedge Fund, LLC since December, 2002
                                               (formerly Vice President of Colonial Management Associates, Inc.
                                               from February, 1998 to October, 2000).

Mary Joan Hoene          Senior       2004     Senior Vice President and Chief Compliance Officer of the
(Age 54)                  Vice                 Columbia Funds, Liberty Funds and Stein Roe Funds since August,
40 West 57th Street    President               2004; Chief Compliance Officer of the All-Star Funds since
New York, NY 10019     and Chief               August, 2004 (formerly Partner, Carter, Ledyard & Milburn LLP
                       Compliance              from January, 2001 to August, 2004; Counsel, Carter, Ledyard &
                        Officer                Milburn LLP from November, 1999 to December, 2000; Vice President and Counsel, Equitable Life Assurance Society of the United States
                                               from April, 1998 to November, 1999,).

Michael G. Clarke        Chief        2004     Chief Accounting Officer of the Columbia Funds, Liberty Funds,
(Age 34)               Accounting              Stein Roe Funds and All-Star Funds since October, 2004 (formerly
One Financial Center    Officer                Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
Boston, MA 02111                               and All-Star Funds from May, 2004 to October, 2004; Assistant
                                               Treasurer from June, 2002 to May, 2004; Vice President, Product
                                               Strategy & Development of the Liberty Funds and Stein Roe Funds
                                               from February, 2001 to June, 2002; Assistant Treasurer of the
                                               Liberty Funds, Stein Roe Funds and the All-Star Funds from August,
                                               1999 to February, 2001; Audit Manager, Deloitte & Touche LLP from
                                               May, 1997 to August, 1999).


OFFICERS
Jeffrey R. Coleman     Controller     2004     Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds
(Age 34)                                       and All-Star Funds since October, 2004 (formerlyVice President of CDC IXIS Asset
 One Financial Center                                   Management Services, Inc. and Deputy Treasurer of
 Boston, MA 02111                                       The CDC Nvest Funds and Loomis Sayles Funds from
                                                        February, 2003 to September, 2004; Assistant
                                                        Vice President of CDC IXIS Asset Management Services, Inc.
                                                        and Assistant Treasurer of the CDC Nvest Funds from
                                                        August, 2000 to February, 2003; Tax Manager of
                                                        PFPC, Inc. from November, 1996 to August, 2000).



David A. Rozenson      Secretary      2003     Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds
(Age 50)                                       and All-Star Funds since December, 2003; Senior Counsel, Bank of
One Financial Center                           America Corporation (formerly FleetBoston Financial Corporation)
Boston, MA 02111                               since January, 1996; Associate General Counsel, Columbia
                                               Management Group since November, 2002.

G-35/296T-1004                                              October 15, 2004

                          COLUMBIA CORPORATE BOND FUND
                  COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND
                         COLUMBIA QUALITY PLUS BOND FUND
                       SERIES OF COLUMBIA FUNDS TRUST III
                       STATEMENT OF ADDITIONAL INFORMATION
                  SEPTEMBER 1, 2004, REVISED SEPTEMBER 17, 2004

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Corporate Bond Fund, Columbia Intermediate Government Income Fund and Columbia Quality Plus Bond Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the relevant Fund dated September 1, 2004. This SAI should be read together with the relevant Prospectus and the most recent Annual Report dated April 30,2004. Investors may obtain a free copy of the relevant Prospectus and Annual Report from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621 or by calling 1-800-426-3750. The Financial Statements and Report of the Independent Registered Public Accounting Firm appearing in each Fund's April 30, 2004 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.


TABLE OF CONTENTS

 PART 1                                                                                                    PAGE

Definitions                                                                                                 b
Organization and History                                                                                    b
Investment Goal and Policies                                                                                b
Fundamental and Non-Fundamental Investment Policies                                                         c
Portfolio Turnover                                                                                          g
Fund Charges and Expenses                                                                                   g
Recent Fees Paid to the Advisor, PFPC and Other Service Providers                                           h
Brokerage Commissions                                                                                       j
Trustees and Trustees' Fees                                                                                 l
Role of the Board of Trustees                                                                               n
Share Ownership                                                                                             o
Ownership of the Funds                                                                                      o
Sales Charges                                                                                               t
Custodian of the Funds                                                                                     aa
Independent Registered Public Accounting Firm of the Funds                                                 aa

PART 2
Statement of Additional Information                                                                         1
Miscellaneous Investment Practices                                                                          1
Taxes                                                                                                       26
Additional Tax Matters Concerning Trust Shares                                                              30
Management of the Funds                                                                                     32
Determination of Net Asset Value                                                                            43
How to Buy Shares                                                                                           44
Special Purchase Programs/Investor Services                                                                 44
Programs for Reducing or Eliminating Sales Charges                                                          48
How to Sell Shares                                                                                          50
Distributions                                                                                               56
How to Exchange Shares                                                                                      56
Suspension of Redemptions                                                                                   56
Shareholder Liability                                                                                       57
Shareholder Meetings                                                                                        57
Appendix I                                                                                                  58
Appendix II                                                                                                 63

                                     PART 1
                          COLUMBIA CORPORATE BOND FUND
                  COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND
                         COLUMBIA QUALITY PLUS BOND FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                  SEPTEMBER 1, 2004, REVISED SEPTEMBER 17, 2004




DEFINITIONS


"Trust"                                Columbia Funds Trust III
"Corporate Bond Fund" or "Fund"        Columbia Corporate Bond Fund
"Government Income Fund" or "Fund"     Columbia Intermediate Government Income Fund
"Quality Plus Bond Fund" or "Fund"     Columbia Quality Plus Bond Fund
"Advisor" or "Administrator"           Columbia Management Advisors, Inc., the Funds' investment advisor and administrator
"CFD"                                  Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor,
                                       Inc.), the Funds' distributor
"CFS"                                  Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.), the
                                       Funds' shareholder services and transfer agent


ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, diversified management investment company representing the entire interest in a separate series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 25, 2002, each series of The Galaxy Fund to which the Funds succeeded (the "Predecessor Funds") was reorganized as a separate series of the Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the Predecessor Funds, Class B shares of the Funds were issued in exchange for Prime B Shares of the Predecessor Funds, Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds.

The Galaxy Corporate Bond Fund, the predecessor to the Corporate Bond Fund, commenced operations on December 12, 1994; the Galaxy Government Income Fund, the predecessor to the Government Income Fund, commenced operations on September 1, 1988; and the Galaxy Quality Plus Bond Fund, the predecessor to the Quality Plus Bond Fund commenced operations on December 12, 1990.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Effective April 1, 1999, the Trust changed its name from "Colonial Trust III" to "Liberty Funds Trust III." Effective October 13, 2003, the Trust changed its name from "Liberty Funds Trust III" to its current name.

Effective October 13, 2003, the Corporate Bond Fund changed its name from "Liberty Corporate Bond Fund" to its current name.

Effective October 13, 2003, the Government Income Fund changed its name from "Liberty Intermediate Government Income Fund" to its current name.

Effective October 13, 2003, the Quality Plus Bond Fund changed its name from "Liberty Quality Plus Bond Fund" to its current name.

INVESTMENT GOAL AND POLICIES
The Prospectuses describe each Fund's investment goal, investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds (unless otherwise noted):

Other Investment Companies
Zero Coupon Securities (Zeros) (the Corporate Bond Fund only)


                                       b

Money Market Instruments
Stripped Obligations
Municipal Securities
Securities Loans
Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Mortgage Dollar Rolls
Mortgage-Backed Securities
Non-Agency Mortgage-Backed Securities
Asset-Backed Securities
Convertible Securities
Repurchase Agreements
Reverse Repurchase Agreements
Futures Contracts and Related Options
Custody Receipts and Trust Certificates
Foreign Currency Transactions (the Corporate Bond Fund only)
Foreign Securities
Stand-by Commitments
Variable and Floating Rate Obligations
Guaranteed Investment Contracts (the Government Income and Quality Plus Bond Funds only)
Bank Investment Contracts
American, European, Continental and Global Depositary Receipts (the Corporate Bond Fund only, except that the Corporate Bond Fund may not invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES
In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Funds may not:

1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act).
2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.
3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).
4.   Make loans except to the extent permitted by the 1940 Act.
5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.
6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.
7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage ratio of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the



                                       c
repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by a Fund that are not accounted for as financings shall not constitute borrowings.

With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES
The following investment limitations with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

1. A Fund may not invest more than 15% of its net assets in illiquid securities.
2. Each of the Government Income and Quality Plus Bond Funds may invest up to 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.
3. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.
4. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.
5. A Fund may not purchase securities of other companies for the purpose of exercising control.
6. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.


With respect to Investment Limitation No. 6 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund currently intends to limit its investments in securities of other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned in the aggregate by the Funds, other than investment portfolios of the Trust, or any other investment companies advised by the Advisor.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

The Funds will not engage in futures transactions for speculation, but only to hedge against changes in the market values of securities which the Funds hold or intend to purchase or, in the case of the Government Income and Quality Plus Bond Funds, in an effort to manage the impact to the Fund of changes in interest rates.


                                       d

Each Fund expects that forward commitments, when-issued purchases and delayed settlements will not exceed 25% of the value of the Fund's total assets absent unusual market conditions. In the event a Fund's forward commitments, when-issued purchases and delayed settlements ever exceeded 25% of the value of its total assets, the Fund's liquidity and the ability of the Advisor to manage the Fund might be adversely affected. The Funds do not intend to engage in when-issued purchases, forward commitments and delayed settlements for speculative purposes, but only in furtherance of their investment objectives.

If the rating of a security held by a Fund is downgraded below investment grade, the Fund does not have to sell the security unless (i) the Advisor determines under the circumstances the security is no longer an appropriate investment for the Fund, or (ii) the security, together with any securities held by the Fund that are rated below investment grade, exceed 5% of the Fund's net assets.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.


Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

CORPORATE BOND FUND
Under normal circumstances, the Corporate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate debt obligations.

The Corporate Bond Fund may invest in obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, or by supranational banks or other organizations. Examples of supranational banks include the World Bank, the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. The Fund may invest, from time to time, in municipal securities. The purchase of municipal securities may be advantageous when, as a result of their tax status or prevailing economic, regulatory or other circumstances, the performance of such securities is expected to be comparable to that of corporate or U.S. Government debt obligations. See "Municipal Securities" in Part 2 of this SAI. The Fund may enter into interest rate futures contracts to hedge against changes in market values. See "Futures Contracts and Related Options" in Part 2 of this SAI. The Fund may also invest in money market instruments.

The value of convertible securities in which the Fund may invest fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

The Fund may also invest in debt obligations of foreign issuers such as foreign corporations and banks, as well as foreign governments and their political subdivisions. Such investments may subject the Fund to special investment risks. The Fund will not invest more than 20% of its net assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated debt obligations of U.S. corporations issued outside the United States.

The Fund may enter into currency forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to




                                       e
protect the Fund from adverse rate changes, they involve a risk of loss if the Advisor fails to predict foreign currency values correctly. See "Foreign Currency Transactions" in Part 2 of this SAI.



                                       f

GOVERNMENT INCOME FUND
Under normal circumstances, the Government Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by these obligations.

The Government Income Fund may also invest, from time to time, in municipal securities. See "Municipal Securities" in Part 2 of this SAI. The Fund may also enter into interest rate futures contracts in an effort to manage the impact to the Fund of changes in interest rates. See "Futures Contracts and Related Options" in Part 2 of this SAI. In addition, the Fund may invest in obligations issued by Canadian Provincial Governments and in debt obligations of supranational entities. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated obligations of U.S. corporations issued outside the United States. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

QUALITY PLUS BOND FUND
The Quality Plus Bond Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations.

The Quality Plus Bond Fund may invest, from time to time, in municipal securities. See "Municipal Securities" in Part 2 of this SAI. The Fund may enter into interest rate futures contracts in an effort to manage the impact to the Fund of changes in interest rates. See "Futures Contracts and Related Options" in Part 2 of this SAI. The Fund may also invest in obligations issued by Canadian Provincial Governments and in debt obligations of supranational entities. The Fund may not invest more than 35% of its total assets in the securities of foreign issuers. The Fund may also invest in dollar-denominated obligations of U.S. corporations issued outside the United States. Any common stock received through the conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

PORTFOLIO TURNOVER
Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains, which if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES
Effective November 1, 2003, under each Fund's management agreement, the Fund pays the Advisor a monthly fee at the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% of the next $500 million of average daily net assets, 0.45% of the next $500 million of average daily net assets, 0.40% of the next $500 million of average daily net assets, 0.35% of average daily net assets in excess of $2 billion.

Prior to November 1, 2003, under each Fund's prior management agreement, each Fund paid the Advisor a monthly fee, at the annual rate of 0.75% of the average daily net assets of each Fund. , Effective August 1, 2001, the Advisor had voluntarily agreed to waive its fees so that its actual fees would be as follows: 0.55% of the first $500 million of average daily net assets, 0.50% of the next $500 million of average daily net assets, 0.45% of the next $500 million of average daily net assets, 0.40% of the next $500 million of average daily net assets, 0.35% of average daily net assets in excess of $2 billion.

Under each Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.067% of the average daily net assets of the Fund.

The Advisor is responsible for providing pricing and bookkeeping services to the Funds pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund an annual fee based on the average daily net assets, as follows:


                                       g


Under $50 million                                    $   5,000
Over $50 million but less than $200 million          $  35,000
Over $200 million but less than $500 million         $  50,000
Over $500 million but less than $1 billion           $  85,000
Over $1 billion                                      $ 125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund reimburses the Advisor for out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.

Effective November 1, 2003, each Fund pays a shareholders' servicing and transfer agency fee to CFS as follows:


     - An annual open account fee of $34 per open account, plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.


Prior to November 1, 2003, the Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

     -    A new account set up charge of $5.00 per account; plus

     - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account from 0 to 100,000 accounts of $11.00 per annum and each networked account over 100,000 accounts of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - An account fee for each closed account from 0 to 100,000 accounts of $14.00 per annum and each closed account over 100,000 accounts of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

     - The Fund's allocated shares of CFS' out-of-pocket expenses reasonably incurred by CFS in performing its duties and responsibilities pursuant to this arrangement.

Prior to November 1, 2003, there was a minimum annual fee per Fund of $5,000.

PFPC Inc. (PFPC) (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Predecessor Funds. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. Prior to July 2002, no administration fees were waived by PFPC.

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS
The following tables present recent fees paid to the Advisor, PFPC and other service providers by each Fund (since its inception) and by the relevant Predecessor Funds.



                                       h

                                                     CORPORATE BOND FUND
                                     ----------------------------------------------------
                                      Year ended   Period ended
                                       April 30,     April 30,    Years ended October 31,
                                     -----------   ------------   -----------------------
                                         2004        2003(a)        2002          2001
                                     -----------   ------------  ----------     --------

Management fee                       $1,299,640     $659,931     $1,092,909     $790,521
Administration fee                      133,833       58,574         95,684       70,048
Pricing & bookkeeping fee                79,997       20,359         43,340       52,441
Transfer agent fee:
  Class A                                 1,064          397            N/A          N/A
  Class B                                   977          198            N/A          N/A
  Class C                                   231           27            N/A          N/A
  Class G                                   N/A          N/A            N/A          N/A
  Class T                                   N/A          N/A            N/A          N/A
  Class Z                                98,305       25,364         33,655       41,147
12b-1 fees:
  Service fee (Class A)                   3,031          218            N/A          N/A
  Service fee (Class B)                   3,905          416            N/A          N/A
  Service fee (Class C Shares)            1,057           95            N/A          N/A
  Distribution fee (Class B)             11,715        1,263            N/A          N/A
  Distribution fee (Class C)              3,165          285            N/A          N/A
  Fees waived by Advisor                201,007      176,477        291,442      210,806
  Fees waived by CFD (Class C) (d)          628           58            N/A          N/A


                                                         GOVERNMENT INCOME FUND
                                     --------------------------------------------------------------
                                     Year ended      Period ended
                                      April 30,        April 30,          Years ended October 31,
                                     ----------      ------------       ---------------------------
                                        2004            2003(a)            2002             2001
                                     ----------      ------------       ----------       ----------

 Management fee                      $3,087,216       $1,941,338        $4,026,314       $3,955,842
 Administration fee                     315,549          173,540           353,203          347,297
 Pricing and bookkeeping fee             88,359           50,113           117,461          116,412
 Transfer agent fee: (b)
   Class A                                2,427              494               N/A              N/A
   Class B                                3,214            1,193               N/A              N/A
   Class C                                  929              228               N/A              N/A
   Class G                                7,385            5,560            10,006            7,576
   Class T                               57,884           29,620            78,542           85,839 (f)
   Class Z                              290,336           69,723            57,803           49,332
 12b-1 fees:
   Service fee (Class A)                  6,698              513               N/A              N/A
   Service fee (Class B)                  7,715            1,333               (e)              (e)
   Service fee (Class C)                  2,404              169               N/A              N/A
   Service fee (Class G) (c)              6,476            3,830             6,427            3,308
   Service fee (Class T) (b)             70,533           36,031            77,041           74,395 (f)
   Distribution fee (Class A)               N/A              N/A               (d)              (d)
   Distribution fee (Class B)            23,146            3,999               (e)              (e)
   Distribution fee (Class C)             7,237              507               N/A              N/A
   Distribution fee (Class G)            28,063           16,596            28,175           16,758
   Fees waived by Advisor               498,076          522,410         1,092,106        1,060,738
   Fees waived by CFD (Class C)           1,442              103               N/A              N/A

                                                                     QUALITY PLUS BOND FUND
                                                   -------------------------------------------------------------
                                                   Year ended      Period ended
                                                    April 30,         April 30,         Years ended October 31,
                                                   ----------      ------------       --------------------------
                                                     2004            2003(a)             2002            2001
                                                   ----------      ------------       ----------      ----------

Management fee                                     $5,900,129       $3,488,076        $6,745,609      $5,139,361
Administration fee                                    616,595          311,586           592,000         450,700
Pricing and bookkeeping fee                           124,854           68,179           136,485         120,352
Transfer agent fee: (b)
  Class A                                               2,383               46                 4               8
  Class B                                               2,541              112                10              27
  Class C                                                 547               13               N/A             N/A
  Class G                                              16,467           11,296            23,007          12,796
  Class T                                              60,740           28,039            65,333          67,510(f)
  Class Z                                             968,018          176,306           436,768         352,513
12b-1 fees:
  Service fee (Class A)                                 4,134              244               N/A             N/A
  Service fee (Class B)                                 3,675              590               711             750
  Service fee (Class C)                                 1,311               42               N/A             N/A
  Service fee (Class G)(c)                             15,944           10,220            19,652          11,394
  Service fee (Class T)                                59,667           29,033            55,978          52,592(f)
  Distribution fee (Class A)                              N/A              N/A               106              90
  Distribution fee (Class B)                           11,023            1,770             2,132           2,262
  Distribution fee (Class C)                            3,943              124               N/A             N/A
  Distribution fee (Class G)                           69,092           44,285            86,940          50,794
  Fees waived by Advisor                            1,048,676        1,038,741         1,998,536       1,411,667
  Fees waived by CFD (Class C)                            786               26               N/A             N/A

(a)  The Fund changed its fiscal year end from October 31 to April 30.
(b) Expense reimbursements for the fiscal year ended October 31, 2002, were $0 and $0, respectively, for the Government Income Fund and the Quality Plus Bond Fund. Expense reimbursements for the fiscal year ended October 31, 2001, were $8,020 and $6,988, respectively, for the Government Income Fund and the Quality Plus Bond Fund.
(c) Expense reimbursements for the fiscal year ended October 31, 2002, were $0 and $0, respectively, for the Government Income Fund and the Quality Plus Bond Fund. Expense reimbursements for the fiscal year ended October 31, 2001, were $519 and $0, respectively, for the Government Income Fund and the Quality Plus Bond Fund.
(d) Class A Shares (formerly Prime A Shares) were not offered during the period.
(e) Class B Shares (formerly Prime B Shares) were not offered during the period.
(f) Includes expense accrued from the BKB shares from 11/1/00 to 6/26/01, which were then converted to Retail A Shares.

FNB, an affiliate of the former FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Predecessor Funds held by defined contribution plans. Pursuant to an agreement between FNB and the Funds, FNB was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended April 30, 2004, FNB received $ 547,227 for Sub-Account Services.


BROKERAGE COMMISSIONS
Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession. The prices at which securities are purchased from and sold to dealers may include a dealer's mark-up or mark-down.

There were no commissions paid on transactions by any of the Funds during the fiscal year ended April 30, 2004, the six months ended April 30, 2003, the fiscal year ended October 31, 2002 or the fiscal year ended




                                       j

October 31, 2001. See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.


The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At April 30, 2004, the Funds held securities of their regular brokers or dealers as set forth below:


                                       k


           Fund                                Broker/dealer                                 Value
------------------------------            --------------------------                      ------------
Corporate Bond                            Lehman Brothers                                 $    327,275
                                          Morgan Stanley Dean Witter                      $  1,830,805
                                          Merrill Lynch & Co.                             $    556,963
                                          Goldman Sachs & Co.                             $    548,555
                                          JP Morgan Chase & Co.                           $  1,305,147
                                          Bank of America Corp.                           $  2,310,741
                                          First Union/Wachovia Corp.                      $  1,791,805
                                          Marsh & McLennan                                $  1,584,930
                                          Citigroup, Inc.                                 $  1,342,260
                                          Mellon Funding Corp.                            $    794,010
                                          Bear Stearns                                    $    718,373

Intermediate Government Income            JP Morgan Chase  & Co.                          $  1,621,386
                                          Citigroup, Inc.                                 $  3,035,428
                                          Mellon Financial Co.                            $    218,354

Quality Plus Bond                         Citigroup, Inc.                                 $ 10,068,496
                                          Merrill Lynch & Co.                             $  6,500,340
                                          JP Morgan Chase & Co.                           $  8,065,356
                                          Goldman Sachs                                   $  4,686,249
                                          Deutsche Bank                                   $  2,452,989
                                          Wachovia Corp.                                  $  4,905,000
                                          Bear Stearns                                    $  4,532,490
                                          Morgan Stanley                                  $  2,173,375
                                          Marsh & McLennan                                $  1,882,379

TRUSTEES AND TRUSTEES' FEES

Fund Complex consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios (the "Liberty Funds").


The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, the series of SteinRoe Variable Investment Trust (the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the "All-Star Funds").

Columbia Management Multi-Strategy Hedge Fund, LLC.

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund,Inc., Columbia International Stock
Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc.,
Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc.,


                                     l

Columbia Strategic Investor Fund, Inc., Columbia Technology Fund, Inc. and the series of CMG Fund Trust (the "Columbia Funds").

The series of The Galaxy Funds (the "Galaxy Funds").

The series of Columbia Acorn Trust and the series of Wanger Advisors Trust (the "Acorn Funds" and "WAT Funds," respectively).

The Advisor or its affiliates pay the compensation of all the officers of the funds in the Fund Complex, including Trustees who are affiliated with the Advisor. For the fiscal year ended April 30, 2004 and the calendar year ended December 31, 2003, the Trustees received the following compensation for serving as Trustees:

                                                                           Aggregate         Aggregate          Total Compensation
                                                      Aggregate          Compensation       Compensation            from the
                                                     Compensation          from the           from the            Fund Complex
                                                  from the Corporate      Government        Quality Plus          Paid to the
                          Pension or Retirement       Bond Fund           Income Fund         Bond Fund              Trustees
                            Benefits Accrued        for the Fiscal       for the Fiscal      for the Fiscal      for the Calendar
                               as Part of             Year Ended          Year Ended          Year Ended            Year Ended
       Trustee(a)           Fund Expenses(b)        April 30, 2004       April 30, 2004     April 30, 2004      December 31, 2003(a)
----------------------    ---------------------   -------------------    --------------    -----------------    --------------------
Douglas A. Hacker                   N/A                 $1,272               $2,320             $2,212               115,500
Janet Langford Kelly                N/A                  1,167                2,123              1,927               101,500
Richard W. Lowry                    N/A                  1,191                2,163              1,874               128,150
Salvatore Macera(c)                 N/A                    430                  799                555                56,500
William E. Mayer                    N/A                  1,254                2,280              2,067               133,150
Charles R. Nelson                   N/A                  1,251                2,284              2,152               155,073
John J. Neuhauser                   N/A                  1,310                2,391              2,326               143,568
Patrick J. Simpson(d)               N/A                    323                  577                950                64,234
Thomas Stitzel                      N/A                  1,196                2,175              2,012               103,500
Thomas C. Theobald(e)               N/A                  1,314                2,387              2,242               110,250
Anne-Lee Verville(f)                N/A                  1,441                2,630              2,509               128,250
Richard L. Woolworth                N/A                    346                  616              1,016                64,234


(a) As of December 31, 2003, the Fund Complex consisted of 132 open-end and 15 closed-end management investment company portfolios. Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth, then directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Funds and the Stein Roe Funds were elected as directors/trustees of the Columbia Funds. A single combined board of trustees/directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds, Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(c) Mr. Macera retired as a Trustee from the Board of Trustees effective
    June 18, 2003.
(d) During the fiscal year ended April 30, 2004, Mr. Simpson deferred $323 of his compensation from the Corporate Bond Fund, $577 of his compensation from the Government Income Fund and $950 of his compensation from the Quality Plus Bond Fund pursuant to the deferred compensation plan.
(e) During the fiscal year ended April 30, 2004, and the calendar year ended December 31, 2003, Mr. Theobald deferred $721 of his compensation from the Corporate Bond Fund, $1,295 of his compensation from the Government Income Fund, $740 of his compensation from the Quality Plus Bond Fund, and $50,750 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Mr. Theobald's account under that plan was $55,587.
(f) During the fiscal year ended April 30, 2004, and the calendar year ended December 31, 2003, Ms. Verville deferred $704 of her compensation from the Corporate Bond Fund, $1,266 of her compensation from the Government Income Fund, $602 of her compensation from the Quality Plus Bond Fund, and $53,250 of her total compensation from the Fund

                                       m

      Complex pursuant to the deferred compensation plan. At December 31, 2003, the value of Ms. Verville's account under that plan was $516,001.

ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Funds are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

AUDIT COMMITTEE
Ms. Verville and Messrs. Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended April 30, 2004, the Audit Committee convened ten times.

GOVERNANCE COMMITTEE
Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant Fund. For the fiscal year ended April 30, 2004, the Governance Committee convened six times.

ADVISORY FEES & EXPENSES COMMITTEE
Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended April 30, 2004, the Advisory Fees & Expenses Committee convened five times.

COMPLIANCE COMMITTEE
Ms. Kelly, Messrs. Nelson and Simpson and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Fund. Prior to August 10, 2004, Ms. Kelly, Mr. Nelson and Ms. Verville were members of the Compliance Committee of the Board of Trustees of the Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended April 30, 2004, the Compliance Committee convened two times.

INVESTMENT OVERSIGHT COMMITTEES
Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

    IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed (i.e., sub-advised), Municipal and Bank Loan.


                                       n

    IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small Blend, Foreign Stock, Fixed Income - Multi Sector, Fixed Income - Core and Young Investor.

    IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value, Small Value, Asset Allocation, High Yield and Money Market.

    IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.


SHARE OWNERSHIP
The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i), in each Fund and (ii) in the funds in the Fund Complex.

                                                                       Aggregate Dollar Range
                                        Dollar Range                    of Equity Securities
                                         of Equity                            Owned in
                                         Securities                     All Funds Overseen by
                                        Owned in the                         Trustee in
    Name of Trustee                         Funds                           Fund Complex
------------------------           -----------------------    --------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker.......                      $ 0                           Over $100,000
Janet Langford Kelly....                      $ 0                           Over $100,000
Richard W. Lowry........                      $ 0                           Over $100,000
Charles R. Nelson.......                      $ 0                           Over $100,000
John J. Neuhauser.......                      $ 0                           Over $100,000
Patrick J. Simpson......                      $ 0                         $50,001-$100,000
Thomas E. Stitzel.......                      $ 0                         $50,001-$100,000
Thomas C. Theobald......                      $ 0                           Over $100,000
Anne-Lee Verville(a)....                      $ 0                                $0
Richard L. Woolworth....                      $ 0                           Over $100,000
INTERESTED TRUSTEES
William E. Mayer........                      $ 0                         $50,001-$100,000

(a) Ms. Verville has elected to defer her compensation as a Trustee under the deferred compensation plan for independent Trustees of the Fund Complex. The value of her deferred compensation is determined as if the amounts had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by her. At December 31, 2003, the value of her deferred compensation account exceeded $100,000.

OWNERSHIP OF THE FUNDS
As of record on July 31, 2004, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding Class A Shares, Class B Shares, Class C Shares, Class G Shares, Class T Shares and Class Z Shares of the Funds.

As of record on July 31, 2004, the following shareholders of record owned 5% or more of the shares of the classes of the Funds noted below:

CORPORATE BOND FUND

CLASS A SHARES

    Shareholder (name and address)                       Share Balance               Percent of Class Total (%)
--------------------------------------                   -------------               --------------------------
Russell R. Jones &                                         8,439.3450                           7.53
Frances MacDonald TR


                                       o

    Shareholder (name and address)                       Share Balance               Percent of Class Total (%)
--------------------------------------                   -------------               --------------------------
U/W/O Margery C. Jones Residuary Trust
PO Box 343

Glen Arm, MD 21057-0343
Columbia Management Advisors, Inc.                        12,997.2530                          11.60
Nominee for Various Columbia Funds
Attn:  Jane Howard FBO K. Froot
245 Summer Street, Fl. 3
Boston, MA 02210-1129


                                       p

CLASS B SHARES

Shareholder (name and address)                            Share Balance              Percent of Class Total (%)
------------------------------                            -------------              --------------------------
Ferris Baker Watts, Inc.                                    8,901.0550                           5.31
William T. Humphrey
A/C 3967-4637
1426 Runnymeade Rd.
Norfolk, VA 23505-2936

CLASS C SHARES

Shareholder (name and address)                            Share Balance              Percent of Class Total (%)
------------------------------                            -------------              --------------------------
UBS Financial Services, Inc. FBO                            2,021.7210                           5.97
Stanley W Zicherman
Barbara F Zicherman JTWROS
2632 Brookridge Circle
Greenville, NC 27858-5563

Columbia Trust Company 403(b)                               1,759.6110                           5.19
David J. Lanz
129 Oliver Place
Hamburg, NY 14075-4439

US Clearing Corp                                            4,547.6640                          13.42
FBO 111-04974-17
26 Broadway
New York, NY 10004-1703

US Clearing Corp                                            1,870.6210                           5.52
FBO 597-12911-16
26 Broadway
New York, NY 10004-1703

US Clearing Corp                                            2,519.4240                           7.44
FBO 978-05257-14
26 Broadway
New York, NY 10004-1703

Morgan Stanley DW Inc. Cust. For                            3,254.9800                           9.61
Lance V. White
PO Box 250
New York, NY 10008-0250

LPL Financial Services                                      2,092.8120                           6.18
A/C 7185-1764
9785 Towne Center Drive.
San Diego, CA 92121-1968


                                       q

CLASS Z SHARES

Shareholder (name and address)                             Share Balance             Percent of Class Total (%)
------------------------------                            ---------------            --------------------------
Gales & CO                                                 7,992,520.1590                        46.69
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                 2,284,057.1730                        13.34
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                 5,963.678,2740                        34.84
Fleet Investment Sevices
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

GOVERNMENT INCOME FUND

CLASS A SHARES

Shareholder (name and address)                            Share Balance               Percent of Class Total (%)
------------------------------                            -------------               --------------------------
Ferris Baker Watts, Inc.                                    75,513.4760                          29.01
John R. Karlen R/O IRA
A/C 4629-6623
75 Arch Street, Ste. 402
Akron, OH 44304-1433

CLASS C SHARES

Shareholder (name and address)                              Share Balance              Percent of Class Total (%)
------------------------------                              -------------              --------------------------
Raymond James & Assoc. Inc.                                  5,855.2980                           5.82
FBO Lee IRA
BIN #57805918
880 Carillon Parkway
St. Petersburg, FL 33716-1100

US Clearing Corp                                             9,867.8800                           9.82
FBO 976-32337-16
26 Broadway
New York, NY 10004-1703

US Clearing Corp                                             9,475.1180                           9.43
FBO 976-32730-19
26 Broadway
New York, NY 10004-1703


                                       r

Shareholder (name and address)                              Share Balance              Percent of Class Total (%)
------------------------------                              -------------              --------------------------
UBS Financial Services, Inc.                                 9,696.1330                           9.65
FBO Josephine Bennett TTEE
Of Bennett Fam 1990 Tr
31286 Corte Talvera
Temecula, CA 92592-5469


CLASS Z SHARES

Shareholder (name and address)                              Share Balance              Percent of Class Total (%)
------------------------------                             --------------              --------------------------
Gales & CO                                                 2,287,735.9690                         7.04
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                 14,168,688.6600                        43.62
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                 13,916,842.3700                        42.85
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

QUALITY PLUS BOND FUND

CLASS A SHARES

Shareholder (name and address)                             Share Balance              Percent of Class Total (%)
------------------------------                             -------------              --------------------------
Charles Schwab & Co., Inc. Cust.                            54,195.6890                          27.81
Attn:  Mutual Funds Dept.
101 Montgomery Street
San Francisco, CA 94104-4122

CLASS C SHARES

Shareholder (name and address)                             Share Balance              Percent of Class Total (%)
------------------------------                             -------------              --------------------------
UBS Financial Services, Inc. FBO                             8,951.7890                          17.71
John Murtha & Ashley Edwards Ttees
Marian G. Duryee 1985 Trust U/A Dtd 8/22/85
446 Main St., Ste. 1500
Worcester, MA 01608-2305

Pershing LLC                                                 2,564.9820                           5.07
P.O. Box 2052
Jersey City, NJ 07303-2052



                                       s

Shareholder (name and address)                             Share Balance              Percent of Class Total (%)
------------------------------                             -------------              --------------------------
Pershing LLC                                                 2,676.1820                           5.29
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                 5,104.5760                          10.10
P.O. Box 2052
Jersey City, NJ 07303-2052

Pershing LLC                                                 3,670.8870                           7.26
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS Financial Services, Inc.                                 3,574.6200                           7.07
FBO Sally G. Knight
7323 Blairview Drive
Dallas, TX 75230-5416

US Clearing Corp                                             5,593.9720                          11.07
FBO 976-95513-19
26 Broadway
New York, NY 10004-1703

CLASS Z SHARES

Shareholder (name and address)                             Share Balance             Percent of Class Total (%)
------------------------------                            ---------------            --------------------------
Gales & CO                                                30,912,064.4850                        41.56
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                 6,752,147.1320                         9.08
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Gales & CO                                                19,783,261.5310                        26.60
Fleet Investment Services
Mutual Funds Unit-NY/RO/TO4A
159 E Main Street
Rochester, NY 14638-0001

Amvescap National Trust CO As Agent                       10,756,201.9700                        14.46
For Fleet National Bank FBO
FleetBoston Financial Savings Plus
PO Box 105779
Atlanta, GA 30348-5779


SALES CHARGES
The Funds' distributor is Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) (CFD). Prior to July 22, 2002, PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Class A Shares of the Predecessor Funds. PFPC Distributors, and/or CFD received front-end sales charges in connection with Class A Share purchases as follows:


                                       t

CLASS A SHARES (DOLLARS IN THOUSANDS)


                                                                              Quality Plus Bond Fund
                                                              ------------------------------------------------------
                                                              Year ended    Period ended     Years ended October 31,
                                                               April 30,      April 30,      -----------------------
                                                                 2004           2003           2002            2001
                                                              ----------    ------------     -------         -------
Aggregate initial sales charge on Fund share sales                 $36           $9             $1              $0
Initial sales charges retained by CFD                                5            1            N/A             N/A
Aggregate CDSC on Fund redemptions retained by CFD                   0            0            N/A             N/A


PFPC Distributors retained none of the amounts shown in the table above. Class A Shares were not offered by the Corporate Bond Fund or the Government Income Fund prior to November 25, 2002.

                                                                               Government Income Fund
                                                                     -----------------------------------------
                                                                      Year ended                 Period ended
                                                                       April 30,                   April 30,
                                                                         2004                        2003
                                                                     ------------              ---------------
Aggregate initial sales charge on Fund share sales                        $61                         $31
Initial sales charges retained by CFD                                       8                           3
Aggregate CDSC on Fund redemptions retained by CFD                          0                           0


                                                                                Corporate Bond Fund
                                                                     -----------------------------------------
                                                                      Year ended                 Period ended
                                                                       April 30,                   April 30,
                                                                         2004                        2003
                                                                     ------------              ---------------
Aggregate initial sales charge on Fund share sales                        $9                          $2
Initial sales charges retained by CFD                                      1                         (a)
Aggregate CDSC on Fund redemptions retained by CFD                         0                           0


PFPC Distributors was also entitled to the payment of the front-end sales charge on Class T Shares of the Predecessor Funds. PFPC Distributors and/or CFD received front-end sales charges in connection with Class T Share purchases as follows:

CLASS T SHARES (DOLLARS IN THOUSANDS)

                                                                                 Government Income Fund
                                                              ------------------------------------------------------
                                                              Year ended    Period ended     Years ended October 31,
                                                               April 30,      April 30,      -----------------------
                                                                 2004           2003           2002            2001
                                                              ----------    ------------     -------         -------
Aggregate initial sales charges on Fund share sales                $6            $10            $23             $54
Initial sales charges retained by CFD                               1            (a)            N/A             N/A
Aggregate CDSC on Fund redemptions retained by CFD                (a)              9            N/A             N/A

                                                                                Quality Plus Bond Fund
                                                              ------------------------------------------------------
                                                              Year ended    Period ended     Years ended October 31,
                                                               April 30,      April 30,      -----------------------
                                                                 2004           2003           2002            2001
                                                              ----------    ------------     -------         -------
Aggregate initial sales charges on Fund share sales               $6             $25            $48            $103
Initial sales charges retained by CFD                              1             (a)            N/A             N/A
Aggregate CDSC on Fund redemptions retained by CFD                 0              9             N/A             N/A

PFPC Distributors retained none of the amounts shown in the table above. Class T Shares were not offered by the Corporate Bond Fund prior to November 25, 2002.


                                       u

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Class B Shares of the Predecessor Funds.

PFPC Distributors and/or CFD received contingent deferred sales charges in connection with redemptions of Class B Shares as follows:

CLASS B SHARES (DOLLARS IN THOUSANDS)

                                                                           Quality Plus Bond Fund
                                                          ------------------------------------------------------

                                                          Year ended     Period ended     Years ended October 31,
                                                           April 30,       April 30,     -----------------------
                                                             2004            2003          2002           2001
                                                          ----------     ------------    ---------    ----------
Aggregate CDSC on Fund redemptions retained by CFD            $3               (a)           $1            $3


PFPC Distributors retained none of the amounts shown in the table above. Class B Shares were not offered by the Corporate Bond Fund or the Government Income Fund prior to November 25, 2002.



                                                                        Government Income Fund
                                                                      ---------------------------
                                                                      Year ended     Period ended
                                                                       April 30,       April 30,
                                                                         2004            2003
                                                                      ----------     ------------
Aggregate CDSC on Fund redemptions retained by CFD                        $8              (a)

                                                                           Corporate Bond Fund
                                                                      ---------------------------
                                                                      Year ended     Period ended
                                                                       April 30,       April 30,
                                                                         2004            2003
                                                                      ----------     ------------
Aggregate CDSC on Fund redemptions retained by CFD                        $5              $5

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Class G Shares of the Predecessor Funds.

PFPC Distributors and/or CFD received contingent deferred sales charges in connection with redemptions of Class G Shares as follows:

CLASS G SHARES (DOLLARS IN THOUSANDS)


                                                                             Government Income Fund
                                                             --------------------------------------------------------
                                                             Period ended             Years ended October 31,
                                                               April 30,      ---------------------------------------
                                                                 2004           2003            2002           2001
                                                             ------------     --------        --------       --------
Aggregate CDSC on Fund redemptions retained by CFD               $18              $14             $13            $11


                                                                            Quality Plus Bond Fund
                                                             --------------------------------------------------------
                                                             Period ended             Years ended October 31,
                                                               April 30,      ---------------------------------------
                                                                 2004           2003            2002           2001
                                                             ------------     --------        --------       --------
Aggregate CDSC on Fund redemptions retained by CFD                $42            $20             $56            $37

PFPC Distributors retained none of the amounts shown in the table above. Class G Shares were not offered by the Corporate Bond Fund prior to November 25, 2002.

CLASS C SHARES (DOLLARS IN THOUSANDS)



                                                                         Quality Plus Bond Fund
                                                                      ---------------------------
                                                                      Year ended     Period ended
                                                                       April 30,       April 30,
                                                                         2004            2003
                                                                      ----------     ------------
Aggregate CDSC on Fund redemptions retained by CFD                        (a)              $0

                                       w

                                                                            Government Income Fund
                                                             ----------------------------------------------------
                                                                  Year ended                   Period ended
                                                                   April 30,                     April 30,
                                                                     2004                           2003
                                                             --------------------          ----------------------
Aggregate CDSC on Fund redemptions retained by CFD                    $1                            (a)



                                                                             Corporate Bond Fund
                                                             ----------------------------------------------------
                                                                  Year ended                   Period ended
                                                                   April 30,                     April 30,
                                                                     2004                           2003
                                                             --------------------          ----------------------
Aggregate CDSC on Fund redemptions retained by CFD                    (a)                           (a)

(a) Rounds to less than one.

12b-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES
The Government Income Fund and the Quality Plus Bond Fund offer six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. The Corporate Bond Fund offers four classes of shares; Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay CFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also may pay CFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. As of the date of this SAI, CFD is waiving a portion of the distribution fee on Class C, so that it receives 0.60%. The Government Income Fund and Quality Plus Bond Fund also may pay CFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). As of the date of this SAI, CFD intends to limit each Fund's payment under the Plan to 0.80% (on an annualized basis) of the average daily net assets of Class G shares owned of record or beneficially by customers of institutions. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CFD's expenses, CFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in more advantageous expense ratios and increased investment flexibility that could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.15% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent

Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses for the Funds.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CFD relating to the Fund as of were:

                                                                                 Corporate Bond Fund
                                                    --------------------------------------------------------------------------------
                                                        Class A         Class B          Class C         Class G         Class T
                                                         Shares          Shares           Shares          Shares          Shares
                                                      Year ended      Year ended        Year ended      Year ended      Year ended
                                                    April 30, 2004   April 30, 2004   April 30, 2004  April 30, 2004  April 30, 2004
                                                    --------------   --------------   --------------  --------------  --------------
Fees to FSFs                                                $3             $37             $4               N/A             N/A
Allocated cost of sales material relating
 to the Fund (including printing, mailing,
 and promotion expenses)                                    (a)              1             (a)              N/A             N/A
Allocated travel, entertainment and other
 promotional expenses                                        2               3              1               N/A             N/A

                                                                          Intermediate Government Income Fund
                                                    --------------------------------------------------------------------------------
                                                        Class A          Class B          Class C         Class G         Class T
                                                        Shares           Shares           Shares          Shares          Shares
                                                      Year ended       Year ended      Period ended     Year ended      Year ended
                                                    April 30, 2004   April 30, 2004   April 30, 2003  April 30, 2004  April 30, 2004
                                                    --------------   --------------   --------------  --------------  --------------
Fees to FSFs                                               $19             $49            $17                $9             $78
Allocated cost of sales material relating
 to the Fund (including printing, mailing,
 and promotion expenses)                                     3               1              2                (a)              2
Allocated travel, entertainment and other
 promotional expenses                                       10               4              6                 1               6



                                       y
                                       z

                                                                                 Quality Plus Bond Fund
                                                    --------------------------------------------------------------------------------
                                                        Class A         Class B          Class C         Class G         Class T
                                                         Shares          Shares           Shares          Shares          Shares
                                                      Year ended      Year ended        Year ended      Year ended      Year ended
                                                    April 30, 2004   April 30, 2004   April 30, 2004  April 30, 2004  April 30, 2004
                                                    --------------   --------------   --------------  --------------  --------------
Fees to FSFs                                               $5             $26                $5             $13            $66
Allocated cost of sales material relating
 to the Fund (including printing, mailing,
 and promotion expenses)                                    2              (a)                1              (a)             2
Allocated travel, entertainment and other
 promotional expenses                                       7               2                 2               1              6

(a) Rounds to less than one.

CUSTODIAN OF THE FUNDS
State Street Bank & Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE FUNDS PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Funds' independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. For periods prior to April 30, 2004, Ernst & Young LLP served as the Funds' independent registered public accounting firm. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the fiscal year ended April 30, 2004 and Ernst & Young LLP for the period ended April 30, 2003 and for the fiscal years ended October 31, 2002, 2001, 2000 and 1999, given on the authority of said firms as experts in accounting and auditing.



                                       aa

                                     PART 2

                       STATEMENT OF ADDITIONAL INFORMATION


The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (formerly named Liberty Funds Trust I), Columbia Funds Trust II (formerly named Liberty Funds Trust II), Columbia Funds Trust III (formerly named Liberty Funds Trust III), Columbia Funds Trust IV (formerly named Liberty Funds Trust IV), Columbia Funds Trust V (formerly named Liberty Funds Trust V), Columbia Funds Trust VI (formerly named Liberty Funds Trust VI), Columbia Funds Trust VII (formerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (formerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (formerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (formerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts, also known as Fund Complex). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

OTHER INVESTMENT COMPANIES

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES (ZEROS)

The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal

Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.fb

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain Funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.


ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

CUSTODY RECEIPTS AND TRUST CERTIFICATES. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.
The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies; or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. As a regulated investment company that is accorded special tax treatment, the Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends may be, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares.
Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

FUND DISTRIBUTIONS. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company. In anticipation of the enactment of technical corrections legislation, the Internal Revenue Service has announced that it will treat the 120-day and 180-day holding periods as though they have already been extended by such legislation to 121 days and 181 days, respectively. With respect to a Fund investing in bonds, the Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under recently promulgated Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct tax identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (I) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceed $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $1.5 million in 2004, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (48% for gifts made in 2004) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS

The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc.
(NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Fund Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia was an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Effective April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Fund Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                            Number of
                                               Year First                                 Portfolios in
                                               Elected or                                 Fund Complex
         Name, Address           Position     Appointed to   Principal Occupation(s)        Overseen
            and Age              with Funds     Office(1)    During Past Five Years        by Trustee       Other Directorships Held
------------------------------   ----------   ------------   ----------------------       -------------     ------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 48)          Trustee           1996   Executive Vice President              118         Orbitz, Inc. (on-line
P.O. Box 66100                                               - Strategy of United                                  travel company)
Chicago, IL 60666                                            Airlines (airline) since
                                                             December, 2002 (formerly
                                                             President of UAL Loyalty
                                                             Services (airline) from
                                                             September, 2001 to December,
                                                             2002; Executive Vice
                                                             President and Chief Financial
                                                             Officer of United Airlines
                                                             from March, 1999 to
                                                             September, 2001; Senior Vice
                                                             President-Finance from March,
                                                             1993 to July, 1999).

Janet Langford Kelly (Age 46)       Trustee           1996   Private Investor since March,         118                 None
9534 W. Gull Lake Drive                                      2004 (formerly Chief
Richland, MI  49083-8530                                     Administrative Officer and
                                                             Senior Vice President, Kmart
                                                             Holding Corporation (consumer
                                                             goods), from September, 2003
                                                             to March, 2004; Executive
                                                             Vice President-Corporate
                                                             Development and
                                                             Administration, General
                                                             Counsel and Secretary,
                                                             Kellogg Company (food
                                                             manufacturer), from
                                                             September, 1999 to August,
                                                             2003; Senior Vice President,
                                                             Secretary and General
                                                             Counsel, Sara Lee Corporation
                                                             (branded, packaged, consumer-
                                                             products manufacturer) from
                                                             January, 1995 to September,
                                                             1999).

Richard W. Lowry (Age 68)           Trustee           1995   Private Investor since                120(3)              None
10701 Charleston Drive                                       August, 1987 (formerly
Vero Beach, FL 32963                                         Chairman and Chief Executive
                                                             Officer, U.S. Plywood
                                                             Corporation (building
                                                             products manufacturer)).

                                                                                            Number of
                                               Year First                                 Portfolios in
                                               Elected or                                 Fund Complex
         Name, Address           Position     Appointed to   Principal Occupation(s)        Overseen
            and Age              with Funds    Office(1)     During Past Five Years        by Trustee       Other Directorships Held
------------------------------   ----------   ------------   ----------------------       -------------     ------------------------
DISINTERESTED TRUSTEES

Charles R. Nelson (Age 61)          Trustee           1981   Professor of Economics,               118                None
Department of Economics                                      University of Washington,
University of Washington                                     since January, 1976; Ford and
Seattle, WA 98195                                            Louisa Van Voorhis Professor
                                                             of Political Economy,
                                                             University of Washington,
                                                             since September, 1993
                                                             (formerly Director, Institute
                                                             for Economic Research,
                                                             University of Washington from
                                                             September, 2001 to June,2003)
                                                             Adjunct Professor of
                                                             Statistics, University of
                                                             Washington, since September,
                                                             1980; Associate Editor,
                                                             Journal of Money Credit and
                                                             Banking, since September,
                                                             1993; consultant on
                                                             econometric and statistical
                                                             matters.


John J. Neuhauser (Age 61)          Trustee           1985   Academic Vice President and            121(3),(4)    Saucony, Inc.
84 College Road                                              Dean of Faculties since                           (athletic  footwear)
Chestnut Hill, MA 02467-3838                                 August, 1999, Boston College
                                                             (formerly Dean, Boston
                                                             College School of Management
                                                             from September, 1977 to
                                                             September, 1999).

Patrick J. Simpson (Age 59)         Trustee           2000   Partner, Perkins Coie L.L.P.           118              None
1120 N.W. Couch Street                                       (law firm).
Tenth Floor
Portland, OR 97209-4128

Thomas E. Stitzel (Age 68)          Trustee           1998   Business Consultant since              118               None
2208 Tawny Woods Place                                       1999 (formerly Professor of
Boise, ID  83706                                             Finance from 1975 to 1999,
                                                             College of Business, Boise
                                                             State University); Chartered
                                                             Financial Analyst.

                                                                                            Number of
                                               Year First                                 Portfolios in
                                               Elected or                                 Fund Complex
         Name, Address           Position     Appointed to   Principal Occupation(s)        Overseen
            and Age              with Funds    Office(1)     During Past Five Years        by Trustee       Other Directorships Held
------------------------------   ----------   ------------   ----------------------       -------------     ------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 67)(5)  Trustee and           1996   Managing Director, William            118       Anixter International
227 West Monroe Street,         Chairman of                  Blair Capital Partners                            (network support
Suite 3500                      the Board                    (private equity investing)                     equipment distributor);
Chicago, IL 60606                                            since September, 1994.                           Ventas, Inc. (real
                                                                                                               estate investment
                                                                                                              trust); Jones Lang
                                                                                                             LaSalle (real estate
                                                                                                           management services) and
                                                                                                                MONY Group (life
                                                                                                                   insurance)


Anne-Lee Verville (Age 58)          Trustee           1998   Retired since 1997 (formerly         119(4)  Chairman of the Board of
359 Stickney Hill Road                                       General Manager, Global                       Directors, Enesco Group,
Hopkinton, NH  03229                                         Education Industry, IBM                      Inc. (designer, importer
                                                             Corporation (computer and                        and distributor of
                                                             technology) from 1994 to                    giftware and collectibles)
                                                             1997).


Richard L. Woolworth (Age 63)       Trustee           1991   Retired since December 2003           118      Northwest Natural Gas
100 S.W. Market Street                                       (formerly Chairman and Chief                 Co. (natural gas service
#1500                                                        Executive Officer, The                               provider)
Portland, OR 97207                                           Regence Group (regional
                                                             health insurer); Chairman and
                                                             Chief Executive Officer,
                                                             BlueCross BlueShield of
                                                             Oregon; Certified Public
                                                             Accountant, Arthur Young &
                                                             Company)

                                                                                            Number of
                                               Year First                                 Portfolios in
                                               Elected or                                 Fund Complex
         Name, Address           Position     Appointed to   Principal Occupation(s)        Overseen
            and Age              with Funds    Office(1)     During Past Five Years        by Trustee       Other Directorships Held
------------------------------   ----------   ------------   ----------------------       -------------     ------------------------
DISINTERESTED TRUSTEES

Interested Trustee
William E. Mayer(2) (Age 64)        Trustee           1994   Managing Partner, Park Avenue        120(3)   Lee Enterprises (print
399 Park Avenue                                              Equity Partners (private                       media), WR Hambrecht +
Suite 3204                                                   equity) since February, 1999                   Co. (financial service
New York, NY 10022                                           (formerly Founding Partner,                   provider); First Health
                                                             Development Capital LLC from                 (healthcare); Reader's
                                                             November 1996 to February,                      Digest (publishing);
                                                             1999).                                          OPENFIELD Solutions
                                                                                                              (retail industry
                                                                                                             technology provider)



(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds; simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.



                                               Year First
                                               Elected or
        Name, Address              Position   Appointed to                          Principal Occupation(s)
           and Age               with Funds      Office                             During Past Five Years
------------------------------   ----------   ------------    ----------------------------------------------------------------------

OFFICERS

J. Kevin Connaughton (Age 39)     President        2004       President of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center          and Treasurer    (President)    since February, 2004; Treasurer of the Columbia Funds since October,
Boston, MA 02111                                   2000       2003 and of the Liberty Funds, Stein Roe Funds and All-Star Funds
                                               (Treasurer)    since December, 2000; Vice President of the Advisor since April, 2003
                                                              (formerly Chief Accounting Officer and Controller of the Liberty Funds
                                                              and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds since September, 2002; Treasurer, Columbia Management
                                                              Multi-Strategy Hedge Fund, LLC since December, 2002 (formerly Vice
                                                              President of Colonial Management Associates, Inc. from February, 1998 to October, 2000).

Mary Joan Hoene (Age 54)       Senior Vice       2004         Senior Vice President and Chief Compliance Officer of the Columbia
2 Wall Street                   President                     Funds, Liberty Funds and Stein Roe Funds since August, 2004; Chief
New York, NY 10005              and Chief                     Compliance Officer of All-Star Funds since August, 2004 (formerly
                               Compliance                     Partner, Carter, Ledyard & Milburn LLP from January, 2001 to August,
                                 Officer                      2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to
                                                              December, 2000; Vice President and Counsel from April, 1998 to
                                                              November, 1999, Equitable Life Assurance Society of the United
                                                              States).

Michael G. Clarke (Age 34)      Controller      2004          Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                          All-Star Funds since May, 2004 (formerly Assistant Treasurer from
Boston, MA 02111                                              June, 2002 to May, 2004; Vice President, Product Strategy &
                                                              Development of the Liberty Funds and Stein Roe Funds from February,
                                                              2001 to June, 2002; Assistant Treasurer of the Liberty Funds, Stein
                                                              Roe Funds and the All-Star Funds from August, 1999 to February, 2001;
                                                              Audit Manager, Deloitte & Touche LLP from May, 1997 to August, 1999).

David A. Rozenson (Age 50)      Secretary       2003          Secretary of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center                                          All-Star Funds since December, 2003; Senior Counsel, Bank of America
Boston, MA 02111                                              Corporation (formerly FleetBoston Financial Corporation) since
                                                              January, 1996; Associate General Counsel, Columbia Management Group
                                                              since November, 2002.

Trustee Positions

As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Fund Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.

The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Mr. Neuhauser and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.

The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting. The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 133 open-end and 10 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (formerly named Liberty Funds Distributor, Inc.) pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:


      (a)   providing office space, equipment and clerical personnel;

      (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

      (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

      (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

      (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

      (f)   maintaining certain books and records of each Fund.


With respect to Columbia Money Market Fund (formerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto.
The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CFS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CFS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

The Pricing and Bookkeeping Agreement

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. SEE "FUND CHARGES AND EXPENSES" IN
PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CFS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CFS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CFS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CFS.

CODE OF ETHICS

The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's' proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF COLUMBIA MONEY MARKET FUND (FORMERLY NAMED LIBERTY MONEY MARKET FUND) AND COLUMBIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED LIBERTY MUNICIPAL MONEY MARKET
FUND))

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) or the Columbia Municipal Money Market Fund (formerly named Liberty Municipal Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.

CFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's Prospectus(es) and SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that CFD distributes. At its discretion, CFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (formerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:



                                           SEPTEMBER 30,      OCTOBER 31,      OCTOBER 31,
          FUND(1)(4)                           2003             2002(3)          2001(2)
----------------------------------         -------------     ------------      -----------
Columbia Asset Allocation Fund             $506,628           $722,543           $914,162
Columbia Large Cap Growth Fund             $621,536           $872,400         $1,213,883
Columbia Disciplined Value Fund            $328,843           $480,502           $585,821
Columbia Large Cap Core Fund               $484,124           $666,709           $634,076
Columbia International Equity Fund         $107,527           $151,816                N/A
Columbia Small Cap Fund                    $318,591           $316,465           $258,937
Columbia Small Company Equity Fund         $156,029           $201,135           $258,937
Columbia Dividend Income Fund                    $0            $24,133            $20,192

--------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298 and $47,211, respectively, for the Asset
      Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund and Growth
      Fund.

(3) Expense reimbursements for the fiscal year ended October 31, 2002 were $19,673, $90,360, $70,449, $21,761 and $3,789, respectively for the Asset
      Allocation Fund, Growth Fund, International Fund, Small Company Fund and Dividend Fund.

(4) The Funds changed their fiscal year end from October 31 to September 30 in 2003.

                                                                     SIX MONTHS
                                                                       ENDED
                                                                      APRIL 30,      OCTOBER 31,    OCTOBER 31,
                   FUND(1)                       APRIL 30, 2004        2003(3)          2002          2001(2)
--------------------------------------------     --------------      -----------     -----------    -----------
Columbia Intermediate Government Income Fund        $70,533             $36,031         $7,041         $74,395
Columbia Quality Plus Bond Fund                     $59,667             $29,033         $5,978         $52,592

--------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.

(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $8,020 and $6,988, respectively for the Government Income Fund and Quality Plus Bond Fund.

(3) The Funds changed their fiscal year end from October 31 to April 30 in 2003.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of other funds distributed by CFD. The applicable sales charge is based on the combined total of:


1.    the current purchase; and


2. the value at the public offering price at the close of business on the previous day of all funds' held by the shareholder.


CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A, E or T shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. Subject to the Fund's fund policy on trading of fund shares, an investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (formerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (formerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (formerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (formerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (formerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF COLUMBIA EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF COLUMBIA ACORN FUNDS (FORMERLY NAMED LIBERTY ACORN FUNDS) SHAREHOLDERS. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

FEE-BASED COMPENSATION ARRANGEMENTS. Class A, Class E and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF INITIAL SALES CHARGES (CLASS A AND CLASS T SHARES)
Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:

         -   Galaxy Fund shareholders prior to December 1, 1995; and

         - Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

         Class T share sales charges are waived for the following categories of investors:

         -   Galaxy Fund shareholders prior to December 1, 1995;

         - Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and

         - Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:



1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
      (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years. CDSC is also waived for participant loans.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
      (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals of shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges.

For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A and Z shares of certain Funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:


                                            REALLOWANCE TO DEALERS           REALLOWANCE TO DEALERS
                                           AS A % OF OFFERING PRICE         AS A % OF OFFERING PRICE
AMOUNT OF TRANSACTION                       PER SHARE - BOND FUNDS          PER SHARE - EQUITY FUNDS
----------------------------------         ------------------------         ------------------------
Less than $50,000                                      4.25                             5.00
$50,000 but less than $100,000                         3.75                             3.75
$100,000 but less than $250,000                        2.75                             2.75
$250,000 but less than $500,000                        2.00                             2.00
$500,000 but less than $1,000,000                      1.75                             1.75
$1,000,000 and over                                    0.00                             0.00

The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:


                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                  SHARES ARE SOLD
-----------------------------                  ---------------
Through first year                                   5.00
Through second year                                  4.00
Through third year                                   3.00
Through fourth year                                  3.00
Through fifth year                                   2.00
Through sixth year                                   1.00
Longer than six years                                None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares seven years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                  SHARES ARE SOLD
-----------------------------                  ---------------
Through first year                                   5.50
Through second year                                  5.00
Through third year                                   4.00
Through fourth year                                  3.00
Through fifth year                                   2.00
Through sixth year                                   1.00
Through the seventh year                             None
Longer than seven years                              None


If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES



                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE              SHARES ARE SOLD
-----------------------------              ---------------
Through first year                              5.00
Through second year                             4.00
Through third year                              3.00
Through fourth year                             3.00
Through fifth year                              2.00
Through sixth year                              1.00
Longer than six years                           0.00

Automatic conversion to Class A shares occurs eight years after purchase.

The Class B share discount program for purchases of $250,000 or more is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Consult CFS before requesting an exchange.

If you acquire Class A shares of an international fund by exchange from any other fund, you will not be permitted to exchange those shares into another fund for 30 calendar days, although you may redeem those shares at any time. An exchange order received prior to the expiration of the 30-day period will not be honored.

By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS may require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the

Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
    Prime-1  Highest Quality
    Prime-2  Higher Quality
    Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery

                                   APPENDIX II
                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
               ADOPTED JULY 1, 2003 AND REVISED FEBRUARY 11, 2004

POLICY:

All proxies for client securities for which Columbia Management Advisors, Inc. ("CMA") has been granted authority to vote shall be voted in a manner considered to be in the best interests of CMA's clients, including the CMG Family Funds(1) and their shareholders without regard to any benefit to CMA or its affiliates. CMA shall examine each proposal and vote against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, CMA shall examine each proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

CMA ADDRESSES POTENTIAL MATERIAL CONFLICTS OF INTEREST BY HAVING A PREDETERMINED VOTING POLICY. FOR THOSE PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED POLICY, THE PROXY COMMITTEE WILL DETERMINE THE VOTE IN THE BEST INTEREST OF CMA'S CLIENTS, WITHOUT CONSIDERATION OF ANY BENEFIT TO CMA, ITS AFFILIATES OR ITS OTHER CLIENTS.

OVERVIEW:

CMA'S POLICY IS BASED UPON ITS FIDUCIARY OBLIGATION TO ACT IN ITS CLIENTS' BEST INTERESTS. IN ADDITION, THE SEC RECENTLY ADOPTED RULES UNDER THE INVESTMENT COMPANY ACT OF 1940 AND THE INVESTMENT ADVISERS ACT OF 1940. THESE RULES IMPOSE OBLIGATIONS WITH RESPECT TO PROXY VOTING ON INVESTMENT ADVISERS AND INVESTMENT COMPANIES.

PROCEDURES:

I.   ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

Separately Managed Accounts
CMA shall vote proxies on securities held in its separately managed accounts.

Columbia Trust Company (CTC) Trust Pools
CMA shall vote proxies on securities held in the trust pools.

CMG Family Funds/CMA Fund Trust
CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

Columbia Private Portfolio
CMA shall vote proxies on securities held in its separately managed accounts.

------------------------------
(1) A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

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                                       64

II.  PROXY COMMITTEE


CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.


The Proxy Committee's functions shall include, in part,


     (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in iii (A) below or which proposals require special consideration under iii (B) below,

     (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,


     (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and


     (d) development and modification of Voting Procedures as it deems appropriate or necessary.


In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. in addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. in the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III. VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.

A.   THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING
     PROXIES:


1.   Matters Relating to the Board of Directors/Corporate Governance

     CMA generally will vote FOR:

          - Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.

               However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.

               On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.

          - Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

          -    Proposals to declassify boards.

          - Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).

          - Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

          - Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

          - Proposals that restore shareholder ability to remove directors with or without cause.

          - Proposals that encourage directors to own a minimum amount of stock.

          - Proposals to permit shareholders to elect directors to fill board vacancies.

          -    Proposals for the company to adopt confidential voting.

     CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

     CMA generally will vote AGAINST:

          -    Proposals to classify boards.

          - Proposals that give management the ability to alter the size of the board without shareholder approval.

          - Proposals that provide directors may be removed only by supermajority vote.

          - Proposals which allow more than one vote per share in the election of directors.

          - Proposals that provide only continuing directors may elect replacements to fill board vacancies.

          - Shareholder proposals that mandate a minimum amount of stock that directors must own.

          -    Shareholder proposals to limit the tenure of outside directors.

2.   Compensation

     CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.

     CMA generally will vote FOR:

          - Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.

          -    Shareholder proposals asking a company to expense stock options.

          - Shareholder proposals to put option repricings to a shareholder vote.

          -    Employee stock purchase plans that have the following features:
               (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

     CMA generally will vote AGAINST:

          - Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3.   Capitalization

     CMA generally will vote FOR:

          - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.

          - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

          - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

          -    Proposals to reduce or change the par value of common stock.

          - Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.

     CMA generally will vote AGAINST:

          - Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).


4.   Mergers, Restructurings and Other Transactions

     CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.


5.   Anti-Takeover Measures

     CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

     Poison Pills

          - CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          - CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.

     Greenmail

          - CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.

     Supermajority vote

          - CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.

          - CMA will vote FOR shareholder proposals to lower supermajority vote requirements.

6.   Other Business Matters

     CMA generally will vote FOR

          - Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.

          - Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

          -    Proposals to approve a change in the company's name.

          - Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

     o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

     o Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

  CMA generally will vote AGAINST:

     o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     o Authorization to transact other unidentified, substantive business at a meeting.

     o Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

     o Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.

     o    Proposals to vote unmarked proxies in favor of management.

B.   ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A PORTFOLIO MANAGER, SUB-ADVISER OR OTHER PARTY INVOLVED WITH A CLIENT'S OR FUND'S ACCOUNT MAY CONCLUDE THAT THE INTEREST OF THE CLIENT OR FUND REQUIRES THAT A PROXY BE VOTED ON A PROPOSAL IN A MANNER THAT DIFFERS FROM THE PREDETERMINED PROXY VOTING POLICY. IN THIS SITUATION, HE OR SHE SHALL REQUEST THAT THE PROXY COMMITTEE CONSIDER VOTING THE PROXY ON THE PROPOSAL OTHER THAN ACCORDING TO THE PREDETERMINED POLICY PROVIDED IN III (A) ABOVE. IF ANY PERSON (OR ENTITY) REQUESTS THE PROXY COMMITTEE (OR ANY OF ITS MEMBERS) TO VOTE A PROXY OTHER THAN ACCORDING TO THE PREDETERMINED POLICY, THAT PERSON SHALL FURNISH TO THE PROXY COMMITTEE A WRITTEN EXPLANATION OF THE REASONS FOR THE REQUEST AND A DESCRIPTION OF THE PERSON'S (OR ENTITY'S) RELATIONSHIP WITH THE PARTY PROPOSING THE MATTER TO SHAREHOLDERS.

THE PROXY COMMITTEE MAY VARY FROM THE PREDETERMINED POLICY IF IT DETERMINES THAT VOTING ON THE PROPOSAL ACCORDING TO THE PREDETERMINED POLICY WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES OR TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS. IN DETERMINING THE VOTE ON ANY PROPOSAL, THE PROXY COMMITTEE SHALL NOT CONSIDER ANY BENEFIT OTHER THAN BENEFITS TO THE OWNER OF THE SECURITIES TO BE VOTED.

C.   PROPOSALS REQUIRING SPECIAL CONSIDERATION

THE FOLLOWING PROPOSALS REQUIRE INDIVIDUAL, SPECIAL CONSIDERATION. THE PROXY COMMITTEE WILL DETERMINE HOW PROXIES RELATED TO EACH OF THESE PROPOSALS WILL BE VOTED. THE PROXY COMMITTEE SHALL DETERMINE TO VOTE AGAINST ANY SUCH PROPOSAL WHICH WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES OR TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS IN DETERMINING THE VOTE ON ANY PROPOSAL, THE PROXY COMMITTEE SHALL NOT CONSIDER ANY BENEFIT OTHER THAN BENEFITS TO THE OWNER OF THE SECURITIES TO BE VOTED.

     1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

     2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

     3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

     4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

     5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.

     6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) above will be reviewed individually.

     7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

     8. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

IV.  VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

     o CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

     o On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

     o ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

     o Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

     o ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

     o Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented

                              PLEASE VOTE PROMPTLY

                        *********************************


Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The signers of this proxy hereby appoint each of [________], [_________], [__________], [_________]
and [__________] proxies of the signers, with power of substitution, to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on February 16, 2005, and at any adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

[COLUMBIA LOGO]

                         -------------------------------

                         COLUMBIA CONTRARIAN INCOME FUND

                         -------------------------------



Please be sure to sign and date this proxy.  Date________



----------------------------------       --------------------------------------
Shareholder sign here                   Co-owner sign here



THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR PROPOSAL LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL:

1.  Proposal to approve the Agreement and Plan of       [ ] FOR      [ ] AGAINST
    Reorganization with respect to the acquisition of
    Columbia Contrarian Income Fund by Columbia         [ ] ABSTAIN
    Quality Plus Bond Fund.
    (Item 1 of the Notice)


MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS AT LEFT
                                                                             [ ]


PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


DETACH CARD                                                          DETACH CARD

                    THREE CONVENIENT WAYS TO VOTE YOUR PROXY

The enclosed proxy statement provides details on important issues affecting your fund. The Board of Trustees recommends that you vote for the proposal.

You can vote your proxies over the Internet, by telephone, or by fax - it's easy and confidential!

If you are voting by Internet, telephone, or fax, you should NOT mail your proxy card.


Vote by Internet:

         - Read the proxy statement and have your proxy card available.

         - Go to www.[_________].com or www.[________].com.

         - Click on the proxy link and follow the instructions provided.

Vote by telephone:

         - Read the proxy statement and have your proxy card available.

         - When you are ready to vote, call toll free [___]-[___]-[____].

         - Enter the voter control number located on the upper left corner of your proxy card.

         - Follow the instructions provided to cast your vote. A representative will be available to answer questions regarding the meeting agenda and execution of proxies.

Vote by fax:

         - Read the proxy statement and have your proxy card available.

         - When you are ready to vote, fax your completed proxy card to [___]-[___]-[____].


INTERNET, TELEPHONE, AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK. If you have any questions or concerns, please call 866-270-3134 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 to 6:00 p.m.

                              PLEASE VOTE PROMPTLY

                        *********************************


Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS. The signers of this proxy hereby appoint each of [________], [_________], [__________], [_________]
and [__________] proxies of the signers, with power of substitution, to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on February 16, 2005, and at any adjournments, as specified herein and in accordance with their best judgment, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

[COLUMBIA LOGO]

                          ----------------------------

                          COLUMBIA CORPORATE BOND FUND

                          ----------------------------



Please be sure to sign and date this proxy.  Date________



----------------------------------       -----------------------------------
Shareholder sign here                   Co-owner sign here



THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BELOW AND, ABSENT DIRECTION, WILL BE VOTED FOR PROPOSAL LISTED BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTER.

THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL:

1. Proposal to approve the Agreement and Plan of       [ ] FOR       [ ] AGAINST
   Reorganization with respect to the acquisition of
   Columbia Corporate Bond Fund by Columbia            [ ] ABSTAIN
   Quality Plus Bond Fund.
   (Item 2 of the Notice)


MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE NEW ADDRESS AT LEFT
                                                                             [ ]


PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE.

Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


DETACH CARD                                                          DETACH CARD

                     THREE CONVENIENT WAYS TO VOTE YOUR PROXY

The enclosed proxy statement provides details on important issues affecting your fund. The Board of Trustees recommends that you vote for the proposal.

You can vote your proxies over the Internet, by telephone, or by fax - it's easy and confidential!

If you are voting by Internet, telephone, or fax, you should NOT mail your proxy card.


Vote by Internet:

         - Read the proxy statement and have your proxy card available.

         - Go to www.[_________].com or www.[________].com.

         - Click on the proxy link and follow the instructions provided.

Vote by telephone:

         - Read the proxy statement and have your proxy card available.

         - When you are ready to vote, call toll free [___]-[___]-[____].

         - Enter the voter control number located on the upper left corner of your proxy card.

         - Follow the instructions provided to cast your vote. A representative will be available to answer questions regarding the meeting agenda and execution of proxies.

Vote by fax:

         - Read the proxy statement and have your proxy card available.

         - When you are ready to vote, fax your completed proxy card to [___]-[___]-[____].


INTERNET, TELEPHONE, AND FAX VOTING ARE AVAILABLE 24 HOURS A DAY, SEVEN DAYS A WEEK. If you have any questions or concerns, please call 866-270-3134 from 9:00 a.m. to 11:00 p.m. EDT Monday through Friday, and Saturdays from 12:00 to 6:00 p.m.

                            COLUMBIA FUNDS TRUST III

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Incorporated by reference to Post-Effective Amendment No. 135 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 76 on Form N-1A under the Investment Company Act of 1940 (File Nos. 002-15184 and 811-00881).

ITEM 16.  EXHIBITS

(1)(a) Amendment No. 3 to the Agreement and Declaration of Trust(1)

(1)(b) Amendment No. 4 to the Agreement and Declaration of Trust(2)

(1)(c) Amendment No. 5 to the Agreement and Declaration of Trust(3)

(1)(d) Amendment No. 6 to the Agreement and Declaration of Trust(4)

(2)  By-Laws as Amended and Restated through August 4, 2004.(5)

(3)  Not applicable.

(4)(a) Agreement and Plan of Reorganization of Columbia Contrarian Income Fund - Constitutes Appendix A to Part A hereof.

(4)(b) Agreement and Plan of Reorganization of Columbia Corporate Bond Fund - Constitutes Appendix B to Part A hereof.

(5)  Article IV, Paragraph D; Article V; Article VI, Section II, Paragraph
     2.06; Article VIII, Paragraph A; Article X, Paragraph D; and Article XII of the Agreement and Declaration of Trust, as amended, and Article VIII,
     Section 7.01, 7.03 and Article XI Section 9.01 and 9.02 of the By-Laws, as amended, each define the rights of shareholders.

(6) Management Agreement dated as of November 1, 2003, between the Trust and Columbia Management Advisors, Inc ("Columbia Management").(5)

(7) Distribution Agreement between the Trust and Columbia Funds Distributor, Inc. dated April 30, 1999, as amended November 1, 2003.(6)

(8)  Not applicable.

(9)(a) Custodian Contract between the Trust and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23(b) of Post-Effective Amendment No. 56 to the Registration Statement of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001 and is hereby incorporated by reference and made a part of this Registration Statement.

(10) 12b-1 Plan Implementing Agreement between the Trust and Columbia Funds Distributor, Inc. dated July 1, 2001, as amended February 17, 2004.(7)

(11)(a) Form of Opinion of Ropes & Gray LLP.*

(11)(b) Consent of Ropes & Gray LLP.*

(12) Opinion of Ropes & Gray LLP as to Tax Matters - To be filed by Post-Effective Amendment.

(13)(a) Administrative Agreement dated as of November 1, 2003 between the Trust and Columbia Management.(5)

(13)(b) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement dated November, 2003 between the Trust and Columbia Management.(7)

(13)(c) Amended and Restated Pricing and Bookkeeping Agreement dated as of November 1, 2003 between the Trust, on behalf of each of its Funds, and Columbia Management.(7)

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.*

(14)(b) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.*

(15) Not applicable.

(16) Powers of Attorney.*

(17) Not applicable.



-------------------------
     *    Filed herewith.

     (1) Incorporated by reference to Post-Effective Amendment No. 97 to Form N-1A filed on or about February 13, 1997.

     (2) Incorporated by reference to Post-Effective Amendment No. 104 to Form N-1A filed on or about October 30, 1998.

     (3) Incorporated by reference to Post-Effective Amendment No. 113 to Form N-1A filed on or about February 17, 2000.

     (4) Incorporated by reference to Post-Effective Amendment No. 127 to Form N-1A filed on or about December 20, 2002.

     (5) Incorporated by Reference to Post-Effective Amendment No. 135 to this registration Statement filed August 27, 2004.

     (6) Incorporated by Reference to Post-Effective Amendment No. 131 to this Registration Statement filed January 28, 2004.

     (7) Incorporated by reference to Post-Effective Amendment No. 132 to Form N-1A filed on or about February 25, 2004.


ITEM 17.  UNDERTAKINGS

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of November, 2004.


                            COLUMBIA FUNDS TRUST III
                      By: Christopher L. Wilson, President


As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



               Signature                                          Title                                Date
               ---------                                          -----                                ----


/s/ CHRISTOPHER L. WILSON
-------------------------------------------
Christopher L. Wilson                              President (Chief Executive Officer)             November 24, 2004

/s/ KEVIN CONNAUGHTON
-------------------------------------------
J. Kevin Connaughton                               Chief Financial Officer (Principal Financial
                                                   Officer)                                        November 24, 2004

/s/ MICHAEL G. CLARKE
-------------------------------------------
Michael G. Clarke                                  Chief Accounting Officer (Principal
                                                   Accounting Officer)                             November 24, 2004

/s/ DOUGLAS A. HACKER*
-------------------------------------------
Douglas A. Hacker                                  Trustee                                         November 24, 2004

/s/ JANET LANGFORD KELLY*
-------------------------------------------
Janet Langford Kelly                               Trustee                                         November 24, 2004

/s/ RICHARD W. LOWRY*
-------------------------------------------        Trustee
Richard W. Lowry                                                                                   November 24, 2004

/s/ WILLIAM E. MAYER*
-------------------------------------------
William E. Mayer                                   Trustee                                         November 24, 2004


/s/ DR. CHARLES R. NELSON*
-------------------------------------------
Dr. Charles R. Nelson                              Trustee                                         November 24, 2004

/s/ JOHN J. NEUHAUSER*
-------------------------------------------
John J. Neuhauser                                  Trustee                                         November 24, 2004

/s/ PATRICK J. SIMPSON*
-------------------------------------------
Patrick J. Simpson                                 Trustee                                         November 24, 2004

/s/ THOMAS E. STITZEL*
-------------------------------------------
Thomas E. Stitzel                                  Trustee                                         November 24, 2004

/s/ THOMAS C. THEOBALD*
-------------------------------------------
Thomas C. Theobald                                 Trustee                                         November 24, 2004

/s/ ANNE-LEE VERVILLE*
-------------------------------------------
Anne-Lee Verville                                  Trustee                                         November 24, 2004

/s/ RICHARD L. WOOLWORTH*
-------------------------------------------
Richard L. Woolworth                               Trustee                                         November 24, 2004





                                                        By: /s/ Mark A. Wentzien
                                                             as Attorney-in-Fact
                                                               November 24, 2004

                                  EXHIBIT INDEX


(11)(a) Form of opinion of Ropes & Gray LLP.

(11)(b) Consent of Ropes & Gray LLP.

(14)(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

(14)(b) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(16) Powers of Attorney.